Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

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Shares or Principal Amounts                                                                                                  Value
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
Common Stock - 59.8%
Aerospace and Defense - 1.5%
           197,410  Boeing Co.                                                                                        $   14,333,940
           468,249  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          11,219,246
                                                                                                                          25,553,186
Agricultural Chemicals - 1.6%
           107,931  Monsanto Co.                                                                                           7,708,432
           365,749  Syngenta A.G. (ADR)**                                                                                 20,302,727
                                                                                                                          28,011,159
Applications Software - 0.4%
           265,787  Microsoft Corp.                                                                                        7,779,585
Athletic Footwear - 1.3%
           296,724  NIKE, Inc. - Class B                                                                                  21,809,214
Automotive - Cars and Light Trucks - 0.5%
           201,505  Daimler A.G.*,**                                                                                       9,472,750
Brewery - 1.6%
           558,617  Anheuser-Busch InBev N.V.**                                                                           28,135,672
           784,368  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                 7,415
                                                                                                                          28,143,087
Cable Television - 0.6%
           319,441  DIRECTV - Class A*                                                                                    10,800,300
Casino Hotels - 0.4%
         1,021,616  Crown, Ltd.                                                                                            7,666,525
Cellular Telecommunications - 0.4%
           268,655  Vodafone Group PLC**                                                                                   6,256,975
Commercial Banks - 1.7%
           226,800  ICICI Bank, Ltd. (ADR)                                                                                 9,684,360
           320,590  Itau Unibanco Holding S.A. (ADR)                                                                       7,049,774
           453,417  Standard Chartered PLC**                                                                              12,366,168
                                                                                                                          29,100,302
Commercial Services - Finance - 0.9%
           230,475  Paychex, Inc.                                                                                          7,075,583
           465,496  Western Union Co.                                                                                      7,894,812
                                                                                                                          14,970,395
Computers - 3.0%
            68,326  Apple, Inc.*                                                                                          16,051,827
           165,412  International Business Machines Corp.                                                                 21,214,089
           203,115  Research In Motion, Ltd. (U.S. Shares)*                                                               15,020,354
                                                                                                                          52,286,270
Cosmetics and Toiletries - 1.0%
           201,234  Colgate-Palmolive Co.                                                                                 17,157,211
Diversified Banking Institutions - 4.5%
         1,001,348  Bank of America Corp.                                                                                 17,874,062
           463,125  Credit Suisse Group A.G. (ADR)**                                                                      23,795,362
            48,111  Goldman Sachs Group, Inc.                                                                              8,209,180
           896,751  Morgan Stanley                                                                                        26,265,836
                                                                                                                          76,144,440
Diversified Operations - 1.7%
         1,392,670  China Merchants Holdings International Co., Ltd.                                                       5,130,134
           284,107  Danaher Corp.                                                                                         22,702,991
         2,899,640  Melco International Development, Ltd.*                                                                 1,299,684
                                                                                                                          29,132,809
E-Commerce/Services - 0.7%
           372,794  eBay, Inc.*                                                                                           10,046,798
           168,360  Liberty Media Corp. - Interactive - Class A*                                                           2,577,592
                                                                                                                          12,624,390
Electric Products - Miscellaneous - 0.5%
           170,842  Emerson Electric Co.                                                                                   8,600,186
Electronic Components - Semiconductors - 0.4%
            85,903  Broadcom Corp. - Class A                                                                               2,850,262
           171,430  Microchip Technology, Inc.                                                                             4,827,468
                                                                                                                           7,677,730
Electronic Connectors - 0.5%
           199,388  Amphenol Corp. - Class A                                                                               8,412,180
Enterprise Software/Services - 1.4%
           969,395  Oracle Corp.                                                                                          24,903,758
Fiduciary Banks - 0.1%
            44,853  Northern Trust Corp.                                                                                   2,478,577
Finance - Investment Bankers/Brokers - 0.5%
           481,950  Charles Schwab Corp.                                                                                   9,007,646
Finance - Other Services - 0.4%
           257,356  NYSE Euronext                                                                                          7,620,311
Food - Miscellaneous/Diversified - 1.8%
           603,140  Nestle S.A.**                                                                                         30,897,979
Food - Retail - 0.4%
         1,060,174  Tesco PLC**                                                                                            7,004,609
Industrial Gases - 0.6%
           116,407  Praxair, Inc.                                                                                          9,661,781
Medical - Biomedical and Genetic - 2.0%
           234,293  Celgene Corp.*                                                                                        14,516,794
           443,615  Gilead Sciences, Inc.*                                                                                20,175,610
                                                                                                                          34,692,404
Medical - Drugs - 3.9%
           244,617  Abbott Laboratories                                                                                   12,886,424
         1,210,964  Bristol-Myers Squibb Co.                                                                              32,332,738
           137,319  Roche Holding A.G.**                                                                                  22,276,396
                                                                                                                          67,495,558
Medical - HMO - 0.7%
           377,210  UnitedHealth Group, Inc.                                                                              12,323,451
Medical Products - 3.2%
           412,579  Baxter International, Inc.                                                                            24,012,098
           327,304  Covidien PLC (U.S. Shares)**                                                                          16,456,845
           222,925  Johnson & Johnson                                                                                     14,534,710
                                                                                                                          55,003,653
Metal Processors and Fabricators - 0.5%
            62,260  Precision Castparts Corp.                                                                              7,888,965
Multi-Line Insurance - 0.4%
           148,075  ACE, Ltd. (U.S. Shares)**                                                                              7,744,323
Networking Products - 1.4%
           928,438  Cisco Systems, Inc.*                                                                                  24,167,241
Oil and Gas Drilling - 0.5%
            93,262  Transocean, Ltd. (U.S. Shares)*,**                                                                     8,055,972
Oil Companies - Exploration and Production - 2.1%
           613,558  EnCana Corp. (U.S. Shares)                                                                            19,038,705
           202,778  Occidental Petroleum Corp.                                                                            17,142,852
                                                                                                                          36,181,557
Oil Companies - Integrated - 3.3%
           613,558  Cenovus Energy, Inc.                                                                                  16,081,355
           351,980  Hess Corp.                                                                                            22,016,350
           496,294  Petroleo Brasileiro S.A. (U.S. Shares)                                                                19,648,279
                                                                                                                          57,745,984
Optical Supplies - 0.3%
            31,395  Alcon, Inc. (U.S. Shares)**                                                                            5,072,176
Power Converters and Power Supply Equipment - 0.2%
           221,521  Suntech Power Holdings Co., Ltd. (ADR)*                                                                3,105,724
Real Estate Operating/Development - 0.3%
         1,275,000  Hang Lung Properties, Ltd.                                                                             5,140,070
Retail - Building Products - 0.9%
           506,747  Home Depot, Inc.                                                                                      16,393,265
Retail - Discount - 0.5%
           172,570  Target Corp.                                                                                           9,077,182
Retail - Drug Store - 0.6%
           264,868  CVS Caremark Corp.**                                                                                   9,683,574
Retail - Jewelry - 0.2%
            61,060  Tiffany & Co.                                                                                          2,899,739
Retail - Regional Department Stores - 0.6%
           177,815  Kohl's Corp.*                                                                                          9,740,706
Semiconductor Components/Integrated Circuits - 0.3%
           258,830  Marvell Technology Group, Ltd.*                                                                        5,274,955
Soap and Cleaning Preparations - 1.8%
           571,489  Reckitt Benckiser Group PLC**                                                                         31,363,523
Telecommunication Equipment - Fiber Optics - 1.0%
           869,603  Corning, Inc.                                                                                         17,574,677
Television - 0.7%
           863,501  CBS Corp. - Class B                                                                                   12,037,204
Tobacco - 2.5%
           473,020  Altria Group, Inc.                                                                                     9,706,370
           656,930  Philip Morris International, Inc.                                                                     34,265,469
                                                                                                                          43,971,839
Toys - 0.5%
           345,190  Mattel, Inc.                                                                                           7,849,621
Transportation - Railroad - 2.1%
           389,067  Canadian National Railway Co. (U.S. Shares)                                                           23,573,570
           169,168  Union Pacific Corp.                                                                                   12,400,014
                                                                                                                          35,973,584
Wireless Equipment - 0.9%
           387,414  QUALCOMM, Inc.                                                                                        16,267,514
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $814,559,241)                                                                                 1,035,897,816
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 30.3%
Advertising Services - 0.2%
        $  490,000  WPP Finance UK, 5.8750%, 6/15/14**                                                                       518,124
         2,103,000  WPP Finance UK, 8.0000%, 9/15/14**                                                                     2,416,321
                                                                                                                           2,934,445
Agricultural Chemicals - 0.1%
         1,892,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    2,075,397
Apparel Manufacturers - 0.1%
         2,073,000  Hanesbrands, Inc., 3.8308%, 12/15/14***                                                                1,979,715
Automotive - Cars and Light Trucks - 0.2%
         3,659,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                   4,056,514
Beverages - Non-Alcoholic - 0.2%
         2,849,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        3,167,966
         1,117,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                         1,167,867
                                                                                                                           4,335,833
Brewery - 1.0%
         4,033,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                          4,620,318
         5,418,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                          6,444,072
         5,782,000  Anheuser-Busch InBev Worldwide, Inc., 5.3750%, 1/15/20                                                 5,964,601
                                                                                                                          17,028,991
Building - Residential and Commercial - 0.3%
         1,224,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                    1,292,850
         1,816,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  1,813,243
         1,244,000  Ryland Group, 5.3750%, 5/15/12                                                                         1,256,440
                                                                                                                           4,362,533
Building and Construction Products - Miscellaneous - 0.1%
         1,780,000  Owens Corning, 9.0000%, 6/15/19                                                                        2,097,564
Building Products - Cement and Aggregate - 0.3%
           679,000  CRH America Inc., 5.6250%, 9/30/11                                                                       711,631
         1,265,000  CRH America Inc., 6.9500%, 3/15/12                                                                     1,375,288
         3,335,000  Hanson Ltd., 6.1250%, 8/15/16**                                                                        3,299,686
                                                                                                                           5,386,605
Cable Television - 1.0%
         5,564,000  Comcast Corp., 5.7000%, 5/15/18                                                                        5,899,454
         2,165,000  Comcast Corp., 5.1500%, 3/1/20                                                                         2,184,457
         1,871,000  Comcast Corp., 6.5500%, 7/1/39                                                                         1,936,219
         2,160,000  Comcast Corp., 6.4000%, 3/1/40                                                                         2,195,491
         3,012,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       3,203,280
         1,240,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      1,572,728
                                                                                                                          16,991,629
Casino Hotels - 0.1%
         1,314,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14                                                               1,376,415
Casino Services - 0.3%
         4,681,000  International Game Technology, 7.5000%, 6/15/19                                                        5,301,888
Chemicals - Diversified - 0.4%
         1,834,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     2,093,680
         3,603,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                     4,358,697
                                                                                                                           6,452,377
Coatings and Paint Products - 0.4%
         3,780,000  RPM International, Inc., 6.1250%, 10/15/19                                                             3,930,542
         3,022,000  Sherwin-Williams Co., 3.1250%, 12/15/14                                                                3,036,859
                                                                                                                           6,967,401
Commercial Banks - 1.6%
         6,307,000  American Express Bank FSB, 5.5000%, 4/16/13                                                            6,754,639
         2,450,000  BB&T Corp., 5.7000%, 4/30/14                                                                           2,662,315
         2,195,000  Credit Suisse A.G., 5.4000%, 1/14/20**                                                                 2,212,158
         2,698,000  Credit Suisse New York, 5.0000%, 5/15/13**                                                             2,899,748
         4,354,000  Credit Suisse New York, 5.5000%, 5/1/14**                                                              4,739,033
         7,640,000  Discover Bank, 8.7000%, 11/18/19                                                                       8,367,877
         1,730,000  Zions BanCorp., 7.7500%, 9/23/14                                                                       1,744,913
                                                                                                                          29,380,683
Computer Services - 0.4%
         5,715,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    5,736,431
         1,630,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                    1,678,900
                                                                                                                           7,415,331
Computers - Integrated Systems - 0.1%
           405,000  Brocade Communications Systems, Inc., 6.6250%, 1/15/18 (144A)                                            412,088
           530,000  Brocade Communications Systems, Inc., 6.8750%, 1/15/20 (144A)                                            540,600
                                                                                                                             952,688
Computers - Memory Devices - 0.4%
         3,588,000  Seagate Technology, 6.3750%, 10/1/11                                                                   3,713,580
         2,690,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            3,046,425
                                                                                                                           6,760,005
Consulting Services - 0.0%
           445,000  FTI Consulting Inc., 7.7500%, 10/1/16                                                                    453,900
Containers - Paper and Plastic - 0.1%
           169,000  Rock-Tenn Co., 9.2500%, 3/15/16 (144A)                                                                   184,210
           948,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                        1,033,320
                                                                                                                           1,217,530
Cosmetics and Toiletries - 0.1%
           765,000  Estee Lauder Cos., Inc., 7.7500%, 11/1/13                                                                889,251
Dialysis Centers - 0.2%
         3,207,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         3,227,044
Diversified Banking Institutions - 1.0%
         3,708,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      3,886,960
         3,062,000  Citigroup, Inc., 5.3000%, 10/17/12                                                                     3,216,009
         3,156,000  Citigroup, Inc., 6.0100%, 1/15/15                                                                      3,315,593
         2,875,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 3,121,393
         1,003,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       1,058,815
         1,061,000  Morgan Stanley, 5.2500%, 11/2/12                                                                       1,130,941
         1,619,000  Morgan Stanley, 5.6250%, 9/23/19                                                                       1,613,291
           705,000  Morgan Stanley, 5.5000%, 1/26/20                                                                         689,588
                                                                                                                          18,032,590
Diversified Financial Services - 1.4%
         4,609,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)                           4,816,889
         1,240,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        1,317,785
         1,876,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       2,064,062
         8,828,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                        9,328,273
         4,499,000  General Electric Capital Corp., 5.5000%, 1/8/20                                                        4,590,172
         1,605,000  General Electric Capital Corp., 6.1500%, 8/7/37                                                        1,569,539
                                                                                                                          23,686,720
Diversified Minerals - 1.0%
         1,364,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 1,468,005
         4,507,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                 5,340,794
         1,415,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 1,445,069
         1,120,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                                1,332,800
         2,291,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                2,806,475
         5,787,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                 5,280,638
                                                                                                                          17,673,781
Diversified Operations - 0.4%
         5,958,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12**                                                        6,415,151
           621,000  Tyco International Finance S.A., 4.1250%, 10/15/14**                                                     642,103
                                                                                                                           7,057,254
Electric - Generation - 0.1%
         1,856,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               2,047,038
Electric - Integrated - 0.6%
         2,538,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      2,649,543
         1,830,000  CMS Energy Corp., 1.2013%, 1/15/13***                                                                  1,743,075
         1,232,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                            1,268,192
         1,660,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                               1,755,634
         2,618,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     2,849,486
                                                                                                                          10,265,930
Electronic Components - Semiconductors - 0.5%
         3,817,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         4,127,654
         3,855,000  National Semiconductor Corp., 3.9500%, 4/15/15                                                         3,828,246
         1,273,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                         1,382,134
                                                                                                                           9,338,034
Electronic Connectors - 0.3%
         5,498,000  Amphenol Corp., 4.7500%, 11/15/14                                                                      5,655,732
Electronics - Military - 0.8%
         2,995,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             3,039,925
         1,908,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             1,941,390
           660,000  L-3 Communications Corp., 5.8750%, 1/15/15                                                               671,550
         8,147,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                            8,360,859
                                                                                                                          14,013,724
Enterprise Software/Services - 0.3%
         4,493,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    4,932,411
Finance - Auto Loans - 0.6%
         1,550,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            1,587,163
         3,532,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             3,620,190
         1,793,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           1,853,767
         1,929,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             1,997,443
         1,591,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             1,674,935
                                                                                                                          10,733,498
Finance - Credit Card - 0.4%
         1,350,000  American Express Co., 7.0000%, 3/19/18                                                                 1,533,319
         2,851,000  American Express Co., 8.1250%, 5/20/19                                                                 3,453,129
           860,000  American Express Co., 6.8000%, 9/1/66***                                                                 838,500
         1,574,000  American Express Credit Co., 7.3000%, 8/20/13                                                          1,766,678
                                                                                                                           7,591,626
Finance - Investment Bankers/Brokers - 0.8%
         4,668,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  4,977,152
         3,359,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                3,726,283
           143,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                       150,150
         2,620,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     2,666,133
         1,320,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                          1,327,872
         1,666,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                          1,683,110
                                                                                                                          14,530,700
Finance - Other Services - 0.4%
         1,067,000  Cantor Fitzgerald L.P., 7.8750%, 10/15/19 (144A)                                                       1,069,292
         3,384,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      3,715,010
         2,220,000  NASDAQ OMX Group, Inc./The, 4.0000%, 1/15/15                                                           2,209,397
                                                                                                                           6,993,699
Food - Meat Products - 0.3%
         1,589,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                1,622,766
         3,240,000  Tyson Foods Inc., 7.8500%, 4/1/16                                                                      3,483,000
                                                                                                                           5,105,766
Food - Miscellaneous/Diversified - 0.5%
           551,000  Kellogg Co., 4.2500%, 3/6/13                                                                             582,103
           980,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                       987,368
         1,100,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                     1,203,829
         1,075,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                                    1,092,582
         2,470,000  Kraft Foods, Inc., 6.8750%, 1/26/39                                                                    2,674,736
         2,725,000  Kraft Foods, Inc., 6.5000%, 2/9/40                                                                     2,823,865
                                                                                                                           9,364,483
Food - Retail - 0.2%
         2,604,000  Delhaize Group, 5.8750%, 2/1/14**                                                                      2,847,352
Investment Management and Advisory Services - 1.0%
         3,120,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           3,614,975
         1,085,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                                           1,097,630
         3,055,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66***                                                         3,032,088
         5,448,000  BlackRock, Inc., 3.5000%, 12/10/14                                                                     5,514,922
         2,756,000  BlackRock, Inc., 5.0000%, 12/10/19                                                                     2,758,828
         2,275,000  FMR LLC, 6.4500%, 11/15/39 (144A)                                                                      2,161,018
                                                                                                                          18,179,461
Life and Health Insurance - 0.5%
         3,499,000  Aflac, Inc., 6.9000%, 12/17/39                                                                         3,605,947
         3,541,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           3,641,703
           627,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                             644,271
         1,220,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           1,399,081
                                                                                                                           9,291,002
Medical - Biomedical and Genetic - 0.1%
           545,000  Amgen, Inc., 4.5000%, 3/15/20                                                                            544,117
         1,164,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          1,175,640
                                                                                                                           1,719,757
Medical - Drugs - 0.2%
         2,405,000  Novartis Capital Corp., 1.9000%, 4/24/13                                                               2,403,644
           775,000  Novartis Capital Corp., 4.4000%, 4/24/20                                                                 774,796
                                                                                                                           3,178,440
Medical - Hospitals - 0.4%
         2,226,000  HCA, Inc., 8.7500%, 9/1/10                                                                             2,270,520
         3,913,000  HCA, Inc., 9.2500%, 11/15/16                                                                           4,160,008
         1,016,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                     1,092,835
                                                                                                                           7,523,363
Medical - Wholesale Drug Distributors - 0.2%
         1,474,000  McKesson Corp., 6.5000%, 2/15/14                                                                       1,646,364
         1,267,000  McKesson Corp., 7.5000%, 2/15/19                                                                       1,502,330
                                                                                                                           3,148,694
Medical Labs and Testing Services - 0.5%
         1,234,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                1,335,798
         4,560,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           4,820,613
         2,737,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           3,024,727
                                                                                                                           9,181,138
Medical Products - 0.4%
         2,431,000  Carefusion Corp., 4.1250%, 8/1/12                                                                      2,535,518
         1,820,000  Carefusion Corp., 5.1250%, 8/1/14                                                                      1,931,517
         2,920,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        3,238,391
                                                                                                                           7,705,426
Metal - Aluminum - 0.2%
         1,100,000  Alcoa, Inc., 6.7500%, 7/15/18                                                                          1,140,005
         2,425,000  Alcoa, Inc., 5.9500%, 2/1/37                                                                           1,988,323
                                                                                                                           3,128,328
Metal - Copper - 0.1%
         1,049,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  1,167,013
Multi-Line Insurance - 0.2%
         1,226,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         1,373,921
         1,391,000  MetLife, Inc., 7.7170%, 2/15/19                                                                        1,624,217
                                                                                                                           2,998,138
Multimedia - 0.2%
         4,370,000  Time Warner, Inc., 4.8750%, 3/15/20                                                                    4,269,630
Non-Hazardous Waste Disposal - 0.2%
         3,430,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     3,725,838
Office Automation and Equipment - 0.1%
           418,000  Xerox Corp., 5.6500%, 5/15/13                                                                            448,325
         1,137,000  Xerox Corp., 8.2500%, 5/15/14                                                                          1,320,198
           765,000  Xerox, Corp., 5.6250%, 12/15/19                                                                          786,334
                                                                                                                           2,554,857
Oil and Gas Drilling - 0.1%
         1,719,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              2,138,228
Oil Companies - Exploration and Production - 0.5%
         2,949,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             3,212,850
         4,662,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    4,918,410
                                                                                                                           8,131,260
Oil Companies - Integrated - 0.1%
         1,580,000  Shell International Finance BV, 1.8750%, 3/25/13**                                                     1,578,452
Oil Refining and Marketing - 0.3%
           189,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     193,725
         2,235,000  Motiva Enterprises LLC., 5.7500%, 1/15/20 (144A)                                                       2,339,598
         2,455,000  Motiva Enterprises LLC., 6.8500%, 1/15/40 (144A)                                                       2,645,614
                                                                                                                           5,178,937
Pharmacy Services - 0.5%
         3,931,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                4,191,444
         3,377,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                3,741,490
                                                                                                                           7,932,934
Pipelines - 0.6%
           545,000  El Paso Pipeline Partners Operating Co., LLC., 6.5000%, 4/1/20                                           551,654
           788,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     845,165
         3,891,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         3,813,181
         1,170,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                             1,211,406
         1,066,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     1,107,508
           831,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     1,013,793
         1,090,000  Williams Partners LP., 3.8000%, 2/15/15 (144A)                                                         1,088,045
                                                                                                                           9,630,752
Real Estate Management/Services - 0.3%
         2,267,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    2,317,858
         2,267,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    2,307,325
                                                                                                                           4,625,183
Reinsurance - 0.9%
         3,280,000  Berkshire Hathaway, Inc., 1.4000%, 2/10/12                                                             3,296,784
         5,517,000  Berkshire Hathaway, Inc., 4.0000%, 4/15/12                                                             5,808,673
         3,260,000  Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                                             3,286,357
         3,270,000  Berkshire Hathaway, Inc., 3.2000%, 2/11/15                                                             3,297,913
                                                                                                                          15,689,727
REIT - Diversified - 0.1%
         1,090,000  Digital Realty Trust LP, 5.8750%, 2/1/20 (144A)                                                        1,065,835
REIT - Health Care - 0.3%
         3,163,000  HCP, Inc., 6.4500%, 6/25/12                                                                            3,353,567
         1,084,000  HCP, Inc., 5.6500%, 12/15/13                                                                           1,133,115
           420,000  Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                                               431,213
                                                                                                                           4,917,895
REIT - Office Property - 0.4%
         1,095,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                                   1,076,150
         5,265,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                            5,354,599
                                                                                                                           6,430,749
REIT - Warehouse/Industry - 0.3%
         1,237,000  ProLogis, 7.3750%, 10/30/19                                                                            1,269,808
         3,260,000  ProLogis, 6.8750%, 3/15/20                                                                             3,220,019
                                                                                                                           4,489,827
Resorts and Theme Parks - 0.0%
           859,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                     862,221
Retail - Apparel and Shoe - 0.5%
           550,000  Limited Brands, Inc., 6.1250%, 12/1/12                                                                   577,500
         1,790,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 1,825,800
         1,559,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                                 1,738,285
         1,995,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 1,880,288
         2,360,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       2,650,041
                                                                                                                           8,671,914
Retail - Computer Equipment - 0.0%
           551,000  GameStop Corp., 8.0000%, 10/1/12                                                                         571,663
Retail - Propane Distribution - 0.1%
         1,045,000  FerrellGas Partners L.P., 8.6250%, 6/15/20                                                             1,045,000
Retail - Regional Department Stores - 1.0%
         1,105,000  J.C. Penney Co., Inc., 9.0000%, 8/1/12                                                                 1,237,600
         1,320,000  J.C. Penney Co., Inc., 6.8750%, 10/15/15                                                               1,399,200
         1,435,000  J.C. Penney Co., Inc., 5.7500%, 2/15/18                                                                1,436,794
           496,000  J.C. Penney Co., Inc., 6.3750%, 10/15/36                                                                 461,900
         1,558,000  J.C. Penney Co., Inc., 7.4000%, 4/1/37                                                                 1,558,000
         1,750,000  Macy's Retail Holdings, Inc., 5.8750%, 1/15/13                                                         1,828,750
         3,730,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                         3,804,600
         3,610,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         3,600,975
         1,660,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                                          1,577,000
                                                                                                                          16,904,819
Retail - Restaurants - 0.4%
         3,906,000  Brinker International, 5.7500%, 6/1/14                                                                 4,042,448
         2,476,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                                            2,670,104
                                                                                                                           6,712,552
Steel - Producers - 0.1%
           863,000  ArcelorMittal, 5.3750%, 6/1/13**                                                                         918,588
           717,000  ArcelorMittal, 9.0000%, 2/15/15**                                                                        856,332
                                                                                                                           1,774,920
Super-Regional Banks - 0.4%
         1,567,000  National City Corp., 6.8750%, 5/15/19                                                                  1,741,154
         1,045,000  PNC Funding Corp., 3.6250%, 2/8/15                                                                     1,051,261
         1,080,000  PNC Funding Corp., 3.6250%, 4/15/15                                                                    1,071,570
         1,605,000  Wells Fargo & Co., 5.1250%, 2/8/20                                                                     1,616,784
         1,715,000  Wells Fargo Capital, 7.7000%, 9/26/99***                                                               1,770,737
                                                                                                                           7,251,506
Telecommunication Services - 0.1%
         1,685,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18 (144A)**                                            1,689,213
Telephone - Integrated - 0.8%
         5,610,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                                       5,792,325
         7,349,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                 7,560,284
                                                                                                                          13,352,609
Television - 0.8%
         2,029,000  CBS Corp., 6.6250%, 5/15/11                                                                            2,130,781
         2,990,000  CBS Corp., 8.2000%, 5/15/14                                                                            3,490,834
         5,226,000  CBS Corp., 8.8750%, 5/15/19                                                                            6,313,028
         1,305,000  CBS Corp., 5.7500%, 4/15/20                                                                            1,310,609
                                                                                                                          13,245,252
Transportation - Railroad - 0.2%
         1,340,647  CSX Corp., 8.3750%, 10/15/14                                                                           1,552,938
           816,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                            834,360
           350,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                                      358,750
           744,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                         885,360
                                                                                                                           3,631,408
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $492,871,920)                                                                                526,808,018
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Food - Miscellaneous/Diversified - 0.1%
                10  H.J. Heinz Finance Co., 8.0000% (144A)                                                                 1,055,313
Metal - Copper - 0.3%
            56,295  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                             6,528,531
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $3,887,030)                                                                                    7,583,844
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 7.4%
      $  1,080,000  1.0000%, 12/31/11                                                                                      1,082,151
        20,945,000  .8750%, 1/31/12                                                                                       20,920,453
        16,000,000  1.3750%, 2/15/12                                                                                      16,124,368
         6,895,000  0.8750%, 2/29/12                                                                                       6,880,727
         3,740,000  1.3750%, 9/15/12                                                                                       3,748,183
           710,000  1.3750%, 1/15/13                                                                                         707,726
         9,470,000  2.7500%, 10/31/13                                                                                      9,744,478
         5,630,000  1.7500%, 1/31/14                                                                                       5,566,223
        17,045,000  1.8750%, 2/28/14                                                                                      16,901,175
         2,384,000  2.6250%, 7/31/14                                                                                       2,416,594
         2,250,000  2.3750%, 8/31/14                                                                                       2,255,274
         1,505,000  2.3750%, 9/30/14                                                                                       1,505,470
           630,000  2.1250%, 11/30/14                                                                                        621,731
         1,880,000  2.6250%, 12/31/14                                                                                      1,893,513
        13,150,000  2.2500%, 1/31/15                                                                                      13,007,204
        16,530,000  2.3750%, 2/28/15                                                                                      16,416,440
         7,850,000  3.3750%, 11/15/19                                                                                      7,574,638
         1,800,000  3.6250%, 2/15/20                                                                                       1,769,344
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $129,472,214)                                                                      129,135,692
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.1%
        37,184,000  Janus Cash Liquidity Fund LLC, 0% (cost $37,184,000)                                                  37,184,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,477,974,405) - 100%                                                                   1,736,609,370
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Australia                                   $        7,666,525              0.4%
Belgium                                             30,990,438              1.8%
Bermuda                                              5,274,955              0.3%
Brazil                                              37,917,300              2.2%
Canada                                              89,860,150              5.2%
Cayman Islands                                       9,865,729              0.6%
Germany                                              9,472,750              0.5%
Hong Kong                                           11,569,888              0.7%
India                                                9,684,360              0.5%
Ireland                                             16,456,845              0.9%
Luxembourg                                           8,832,174              0.5%
Mexico                                               1,193,110              0.1%
Netherlands                                          1,578,452              0.1%
Switzerland                                        127,995,875              7.4%
United Kingdom                                      64,914,619              3.7%
United States ++                                 1,303,336,200             75.1%
--------------------------------------------------------------------------------
Total                                       $    1,736,609,370            100.0%

++ Includes Cash Equivalents (74.5% excluding Cash Equivalents)

--------------------------------------------------------------------------------
Forward Currency Contracts
Open as of March 31, 2010 (unaudited)
--------------------------------------------------------------------------------
Currency Sold and               Currency              Currency        Unrealized
Settlement Date               Units Sold       Value in U.S. $       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/8/10           2,000,000            $3,034,533         $(22,133)
--------------------------------------------------------------------------------
British Pound 4/22/10          7,000,000            10,619,738          398,402
--------------------------------------------------------------------------------
British Pound 5/6/10           9,100,000            13,804,350         (131,418)
--------------------------------------------------------------------------------
Euro 4/8/10                    1,800,000             2,430,894           71,106
--------------------------------------------------------------------------------
Euro 4/22/10                   5,100,000             6,887,641           99,767
--------------------------------------------------------------------------------
Swiss Franc 4/22/10              290,000               275,161           (4,333)
--------------------------------------------------------------------------------
Swiss Franc 5/6/10            25,200,000            23,913,740         (135,220)
--------------------------------------------------------------------------------
Total                                              $60,966,057         $276,171
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2009)
                                                    Level 1 - Quoted         Level 2 - Other Significant       Level 3 - Significant
                                                    Prices                   Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Balanced Portfolio

Common Stock

Aerospace and Defense                                $     14,333,940                 $      11,219,246               $        -

Agricultural Chemicals                                      7,708,432                        20,302,727                        -

Cellular Telecommunications                                         -                         6,256,975                        -

Commercial Banks                                           12,366,168                        16,734,134                        -

Diversified Banking Institutions                           52,349,078                        23,795,362                        -

Oil Companies - Integrated                                 38,097,705                        19,648,279                        -

Power Converters and Power Supply Equipment                         -                         3,105,724                        -

All Other                                                 809,980,045                                 -                        -

Corporate Bonds                                                     -                       526,808,019                        -

Preferred Stock                                                     -                         7,583,844                        -

U.S. Treasury Notes/Bonds                                           -                       129,135,692                        -

Money Market                                                        -                        37,184,000                        -

Total Investments in Securities                      $    934,835,368                 $     801,774,002               $        -

Other Financial Instruments(a):

Janus Aspen Balanced Portfolio                                      -                           276,171                        -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forwards, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 are noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                   $   269,381,153

Janus Aspen Enterprise Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.0%
Advertising Sales - 1.7%
           297,721  Lamar Advertising Co. - Class A*                                                                  $   10,226,716
Aerospace and Defense - 1.5%
           199,080  Empresa Brasileira de Aeronautica S.A. (ADR)                                                           4,769,957
            87,560  TransDigm Group, Inc.*                                                                                 4,644,182
                                                                                                                           9,414,139
Aerospace and Defense - Equipment - 0.9%
            67,205  Alliant Techsystems, Inc.*                                                                             5,463,767
Agricultural Chemicals - 1.7%
            84,945  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                10,138,186
Agricultural Operations - 0.6%
         3,496,880  Chaoda Modern Agriculture Holdings, Ltd.                                                               3,724,781
Airlines - 1.4%
           313,128  Ryanair Holdings PLC (ADR)*, **                                                                        8,507,688
Apparel Manufacturers - 0.4%
           249,505  Burberry Group PLC                                                                                     2,704,892
Applications Software - 0.4%
            51,785  Citrix Systems, Inc.*                                                                                  2,458,234
Auction House - Art Dealer - 1.0%
           279,420  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          6,013,118
Batteries and Battery Systems - 0.7%
            64,660  Energizer Holdings, Inc.*                                                                              4,058,062
Casino Hotels - 1.0%
           853,008  Crown, Ltd. **                                                                                         6,401,238
Commercial Services - 0.5%
            77,695  CoStar Group, Inc.*                                                                                    3,225,896
Commercial Services - Finance - 2.2%
           142,455  Global Payments, Inc.                                                                                  6,488,825
           118,923  Interactive Data Corp.                                                                                 3,805,536
           102,065  Paychex, Inc.                                                                                          3,133,396
                                                                                                                          13,427,757
Computer Aided Design - 0.4%
            49,825  ANSYS, Inc.*                                                                                           2,149,451
Computer Services - 1.9%
           221,420  IHS, Inc. - Class A*                                                                                  11,839,327
Computers - 1.3%
            35,013  Apple, Inc.*                                                                                           8,225,604
Consulting Services - 0.7%
           199,749  Gartner, Inc.*                                                                                         4,442,418
Containers - Metal and Glass - 1.3%
           144,151  Ball Corp.                                                                                             7,694,780
Decision Support Software - 2.1%
           348,265  MSCI, Inc.*                                                                                           12,572,367
Distribution/Wholesale - 3.6%
           146,745  Fastenal Co.                                                                                           7,042,293
         3,077,860  Li & Fung, Ltd.                                                                                       15,143,515
                                                                                                                          22,185,808
Educational Software - 0.7%
           103,085  Blackboard, Inc.*                                                                                      4,294,521
Electric Products - Miscellaneous - 0.9%
           129,655  AMETEK, Inc.                                                                                           5,375,496

Electronic Components - Miscellaneous - 2.0%
           359,510  Tyco Electronics, Ltd. (U.S. Shares)                                                                   9,879,335
           336,890  Flextronics International, Ltd.*                                                                       2,641,218
                                                                                                                          12,520,553
Electronic Components - Semiconductors - 1.1%
         1,917,161  ARM Holdings PLC                                                                                       6,931,881
Electronic Connectors - 1.9%
           272,415  Amphenol Corp. - Class A                                                                              11,493,189
Electronic Measuring Instruments - 2.0%
           429,499  Trimble Navigation, Ltd.*                                                                             12,335,211
Entertainment Software - 0.7%
           232,285  Electronic Arts, Inc.*                                                                                 4,334,438
Fiduciary Banks - 0.7%
            78,398  Northern Trust Corp.                                                                                   4,332,273
Finance - Other Services - 0.6%
            11,013  CME Group, Inc.                                                                                        3,481,319
Instruments - Controls - 0.7%
            37,695  Mettler-Toledo International, Inc.*                                                                    4,116,294
Instruments - Scientific - 1.6%
           188,216  Thermo Fisher Scientific, Inc.*                                                                        9,681,831
Internet Security - 1.7%
           604,915  Symantec Corp.*                                                                                       10,235,162
Investment Management and Advisory Services - 2.4%
            83,324  Eaton Vance Corp.                                                                                      2,794,687
           380,880  National Financial Partners Corp.*                                                                     5,370,408
           119,086  T. Rowe Price Group, Inc.                                                                              6,541,394
                                                                                                                          14,706,489
Machinery - General Industrial - 1.9%
           196,600  Roper Industries, Inc.                                                                                11,371,344
Medical - Biomedical and Genetic - 7.1%
           334,945  Celgene Corp.*, **                                                                                    20,753,192
            52,105  Genzyme Corp.*                                                                                         2,700,602
           135,642  Gilead Sciences, Inc.*                                                                                 6,168,998
            79,205  Millipore Corp.*                                                                                       8,364,048
            92,600  Myriad Genetics, Inc.*                                                                                 2,227,030
            74,600  Vertex Pharmaceuticals, Inc.*                                                                          3,048,902
                                                                                                                          43,262,772
Medical - Drugs - 1.1%
            61,195  Shire PLC (ADR)                                                                                        4,036,422
            61,670  Valeant Pharmaceuticals International*                                                                 2,646,260
                                                                                                                           6,682,682
Medical Information Systems - 0.6%
            98,450  athenahealth, Inc.*                                                                                    3,599,332
Medical Instruments - 2.8%
           325,695  St. Jude Medical, Inc.*                                                                               13,369,780
            59,060  Techne Corp.                                                                                           3,761,531
                                                                                                                          17,131,311
Medical Products - 4.9%
           217,355  Covidien PLC (U.S. Shares) **                                                                         10,928,609
           101,810  Henry Schein, Inc.*                                                                                    5,996,609
           229,820  Varian Medical Systems, Inc.*                                                                         12,715,940
                                                                                                                          29,641,158
Metal Processors and Fabricators - 1.9%
            90,260  Precision Castparts Corp.                                                                             11,436,845
Networking Products - 1.2%
           237,690  Juniper Networks, Inc.*                                                                                7,292,329
Oil Companies - Exploration and Production - 2.4%
            43,869  EOG Resources, Inc.                                                                                    4,077,185
           228,595  Ultra Petroleum Corp. (U.S. Shares)*                                                                  10,659,385
                                                                                                                          14,736,570
Oil Companies - Integrated - 1.0%
           101,015  Hess Corp.                                                                                             6,318,488
Oil Field Machinery and Equipment - 0.9%
           174,190  Dresser-Rand Group, Inc.*                                                                              5,473,050
Physical Practice Management - 0.3%
            27,341  Mednax, Inc.*                                                                                          1,590,973
Pipelines - 1.8%
           190,316  Kinder Morgan Management LLC*                                                                         11,156,324
Printing - Commercial - 1.1%
           118,618  VistaPrint NV (U.S. Shares)*, **                                                                       6,790,881
Real Estate Management/Services - 1.6%
           134,117  Jones Lang LaSalle, Inc.                                                                               9,775,788
Reinsurance - 1.2%
            88,960  Berkshire Hathaway, Inc. - Class B*                                                                    7,229,779
Retail - Apparel and Shoe - 0.7%
           244,500  American Eagle Outfitters, Inc.                                                                        4,528,140
Retail - Automobile - 0.7%
           119,585  Copart, Inc.*                                                                                          4,257,226
Retail - Office Supplies - 0.8%
           198,140  Staples, Inc.                                                                                          4,634,495
Retail - Regional Department Stores - 0.7%
            82,830  Kohl's Corp.*                                                                                          4,537,427
Semiconductor Components/Integrated Circuits - 2.4%
         2,870,825  Atmel Corp.*                                                                                          14,440,250
Semiconductor Equipment - 1.6%
           323,242  KLA-Tencor Corp.                                                                                       9,994,643
Telecommunication Equipment - 0.6%
           138,680  CommScope, Inc.*                                                                                       3,885,814
Telecommunication Equipment - Fiber Optics - 0.8%
           227,140  Corning, Inc.                                                                                          4,590,499
Telecommunication Services - 2.7%
           359,607  Amdocs, Ltd. (U.S. Shares)*                                                                           10,827,767
           317,635  tw telecom, inc.*                                                                                      5,765,075
                                                                                                                          16,592,842
Toys - 1.1%
           299,171  Mattel, Inc.                                                                                           6,803,149
Transactional Software - 1.5%
           239,355  Solera Holdings, Inc.                                                                                  9,251,071
Transportation - Railroad - 1.4%
           140,875  Canadian National Railway Co. (U.S. Shares)                                                            8,535,616
Transportation - Services - 2.1%
           136,130  C.H. Robinson Worldwide, Inc.                                                                          7,602,860
           136,327  Expeditors International of Washington, Inc.                                                           5,033,193
                                                                                                                          12,636,053
Transportation - Truck - 1.0%
           151,560  Landstar System, Inc.                                                                                  6,362,489
Vitamins and Nutrition Products - 0.8%
            93,910  Mead Johnson Nutrition Co. - Class A                                                                   4,886,137
Web Hosting/Design - 1.2%
            72,818  Equinix, Inc.*                                                                                         7,088,104
Wireless Equipment - 3.8%
           600,140  Crown Castle International Corp.*                                                                     22,943,352
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $438,120,599)                                                                                   598,169,819
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.0%
        12,120,181  Janus Cash Liquidity Fund LLC, 0% (cost $12,120,181)                                                  12,120,181
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $450,240,780) - 100%                                                                    $  610,290,000
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                       $    6,401,238              1.0%
Bermuda                                             15,143,515              2.5%
Brazil                                               4,769,957              0.8%
Canada                                              35,346,305              5.8%
Cayman Islands                                       3,724,781              0.6%
Guernsey                                            10,827,767              1.8%
Ireland                                             19,436,297              3.2%
Jersey                                               4,036,422              0.7%
Netherlands                                          6,790,880              1.1%
Singapore                                            2,641,218              0.4%
Switzerland                                          9,879,335              1.6%
United Kingdom                                       9,636,773              1.6%
United States++                                    481,655,512             78.9%
--------------------------------------------------------------------------------
Total                                           $  610,290,000            100.0%

++Includes Cash Equivalents (76.9% excluding Cash Equivalents).

Forward Currency Contracts,
Open as of March 31, 2010

Currency Sold and                 Currency          Currency         Unrealized
Settlement Date                  Units Sold       Value in U.S.$     Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 4/8/10          2,665,000     $   2,443,909        $  (93,379)
Australian Dollar 4/22/10         1,320,000     $   1,208,284        $  (26,224)
Australian Dollar 5/6/10          2,400,000     $   2,193,083        $  (10,803)
Euro 4/8/10                       1,950,000     $   2,633,469        $   77,031
Euro 4/22/10                        500,000     $     675,259        $    9,781
Euro 5/6/10                       2,881,387         3,891,410            55,975
--------------------------------------------------------------------------------
Total                                           $  13,045,414        $    7,381


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                                Level 2 - Other Significant    Level 3 - Significant
                                                    Level 1 - Quoted Prices           Observable Inputs         Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Enterprise Portfolio
Common Stock
Aerospace and Defense                               $        4,644,182                   $     4,769,957          $              -
Airlines                                                             -                         8,507,688                         -
Medical - Drugs                                              2,646,260                         4,036,422                         -
All Other                                                  573,565,310                                 -                         -

Money Market                                                         -                        12,120,181                         -

Total Investments in Securities                     $      580,855,752                   $    29,434,248                         -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Aspen Enterprise Portfolio                    $                -                   $         7,381          $              -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                                $     38,204,816

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 70.6%
Advertising Services - 0.5%
   $       240,000  WPP Finance UK, 5.8750%, 6/15/14                                                                  $      253,775
         1,565,000  WPP Finance UK, 8.0000%, 9/15/14                                                                       1,798,166
                                                                                                                           2,051,941
Agricultural Chemicals - 0.2%
           657,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                      720,685
Airlines - 0.2%
           590,000  Southwest Airlines Co., 5.2500%, 10/1/14                                                                 612,400
Automotive - Cars and Light Trucks - 0.4%
         1,499,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                   1,661,851
Beverages - Non-Alcoholic - 0.3%
           910,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                        1,011,881
Brewery - 1.5%
         1,460,000  Anheuser-Busch InBev Worldwide, Inc. 7.2000%, 1/15/14 (144A)                                           1,672,617
         1,425,000  Anheuser-Busch InBev Worldwide, Inc. 7.7500%, 1/15/19 (144A)                                           1,694,869
         2,315,000  Anheuser-Busch InBev Worldwide, Inc. 5.3750%, 1/15/20                                                  2,388,110
                                                                                                                           5,755,596
Building - Residential and Commercial - 0.9%
           540,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                      570,375
           775,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                    773,824
           540,000  Ryland Group, 5.3750%, 5/15/12                                                                           545,400
         1,560,000  Toll Brothers Finance, Corp., 6.7500%, 11/1/19                                                         1,576,255
                                                                                                                           3,465,854
Building and Construction Products - Miscellaneous - 0.3%
         1,000,000  Owens Corning, 9.0000%, 6/15/19                                                                        1,178,407
Building Products - Cement and Aggregate - 0.7%
           295,000  CRH America, Inc., 5.6250%, 9/30/11                                                                      309,177
           580,000  CRH America, Inc., 6.9500%, 3/15/12                                                                      630,567
         1,890,000  Hanson Ltd., 6.1250%, 8/15/16                                                                          1,869,987
                                                                                                                           2,809,731
Cable Television - 2.5%
         2,385,000  Comcast Corp., 5.7000%, 5/15/18                                                                        2,528,792
         2,200,000  Comcast Corp., 5.1500%, 3/1/20                                                                         2,219,771
           805,000  Comcast Corp., 6.5500%, 7/1/39                                                                           833,061
         1,240,000  Comcast Corp., 6.4000%, 3/1/40                                                                         1,260,374
         2,135,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                       2,270,585
           300,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                        380,499
                                                                                                                           9,493,082
Casino Hotels - 0.2%
           620,000  Ameristar Casinos, Inc., 9.2500%, 6/1/14                                                                 649,450
Casino Services - 0.7%
         2,290,000  International Game Technology, 7.5000%, 6/15/19                                                        2,593,746
Chemicals - Diversified - 1.3%
         1,900,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     2,169,025
         2,220,000  Dow Chemical Co., 8.5500%, 5/15/19                                                                     2,685,625
                                                                                                                           4,854,650
Coatings and Paint Products - 0.4%
         1,602,000  RPM International, Inc., 6.1250%, 10/15/19                                                             1,665,801
Commercial Banks - 3.3%
         1,595,000  American Express Bank FSB, 5.5000%, 4/16/13*                                                           1,708,205
         1,105,000  BB&T Corp., 5.7000%, 4/30/14                                                                           1,200,758
         1,135,000  Credit Suisse New York, 5.0000%, 5/15/13                                                               1,219,872
         1,300,000  Credit Suisse New York, 5.5000%, 5/1/14                                                                1,414,962
         1,210,000  Credit Suisse New York, 5.4000%, 1/14/20                                                               1,219,459
         4,220,000  Discover Bank, 8.7000%, 11/18/19                                                                       4,622,047
           945,000  Zions Bancorporation, 7.7500%, 9/23/14                                                                   953,146
                                                                                                                          12,338,449
Computer Services - 0.6%
         1,200,000  Affiliated Computer Services, Inc., 4.7000%, 6/1/10                                                    1,204,500
           885,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                      911,550
                                                                                                                           2,116,050
Computers - Integrated Systems - 0.1%
           240,000  Brocade Communications Systems, Inc., 6.6250%, 1/15/18 (144A)                                            244,200
           300,000  Brocade Communications Systems, Inc. 6.8750%, 1/15/20 (144A)                                             306,000
                                                                                                                             550,200
Computers - Memory Devices - 0.8%
         1,507,000  Seagate Technology, 6.3750%, 10/1/11                                                                   1,559,745
         1,205,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            1,364,663
                                                                                                                           2,924,408
Consulting Services - 0.1%
           220,000  FTI Consulting, Inc., 7.7500%, 10/1/16                                                                   224,400
Containers - Metal and Glass - 0.2%
           315,000  Ball Corp., 7.1250%, 9/1/16                                                                              334,688
           353,000  Ball Corp., 7.3750%, 9/1/19                                                                              371,973
                                                                                                                             706,661
Containers - Paper and Plastic - 0.2%
           100,000  Rock-Tenn Co., 9.2500%, 3/15/16 (144A)                                                                   109,000
           525,000  Rock-Tenn Co., 9.2500%, 3/15/16                                                                          572,250
                                                                                                                             681,250
Cosmetics and Toiletries - 0.1%
           420,000  Estee Lauder Companies, Inc., 7.7500%, 11/1/13                                                           488,216
Dialysis Centers - 0.3%
         1,140,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         1,147,125
Diversified Banking Institutions - 2.7%
         2,290,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                      2,400,523
         1,745,000  Citigroup, Inc., 6.0100%, 1/15/15                                                                      1,833,241
         1,500,000  GMAC, Inc.,   6.8750%, 9/15/11                                                                         1,524,375
         1,535,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                 1,666,553
         1,860,000  Morgan Stanley, 4.2000%, 11/20/14                                                                      1,864,103
           830,000  Morgan Stanley, 5.6250%, 9/23/19                                                                         827,073
           410,000  Morgan Stanley, 5.5000%, 1/26/20                                                                         401,037
                                                                                                                          10,516,905
Diversified Financial Services - 2.6%
           620,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                          658,893
           875,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                         962,715
         4,363,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                        4,610,248
         2,915,000  General Electric Capital Corp., 5.5000%, 1/8/20                                                        2,974,072
           890,000  General Electric Capital Corp., 6.1500%, 8/7/37                                                          870,336
                                                                                                                          10,076,264
Diversified Minerals - 2.1%
           595,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                   640,369
         1,950,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                 2,310,750
         1,115,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 1,138,694
         1,440,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                1,764,000
         2,625,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                 2,395,312
                                                                                                                           8,249,125
Diversified Operations - 0.9%
           840,000  SPX Corp, 7.6250%, 12/15/14                                                                              878,850
         2,535,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12                                                          2,729,508
                                                                                                                           3,608,358
Electric - Generation - 0.4%
         1,470,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               1,621,307
Electric - Integrated - 1.5%
         1,250,000  CMS Energy Corp., 6.3000%, 2/1/12                                                                      1,304,936
         1,000,000  CMS Energy Corp., 1.2013%, 1/15/13*                                                                      952,500
         1,040,000  Monongahela Power Co., 6.7000%, 6/15/14                                                                1,123,957
           485,000  Pacific Gas & Electric Co., 4.8000%, 3/1/14                                                              520,428
           725,000  PPL Energy Supply LLC, 5.7000%, 10/15/15                                                                 766,768
         1,055,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     1,148,284
                                                                                                                           5,816,873
Electronic Components - Semiconductors - 1.2%
         1,170,000  National Semiconductor Corp., 0.5070%, 6/15/10*                                                        1,168,621
         1,025,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                         1,108,422
         2,060,000  National Semiconductor Corp., 3.9500%, 4/15/15                                                         2,045,704
           549,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                           596,066
                                                                                                                           4,918,813
Electronic Connectors - 0.7%
         2,520,000  Amphenol Corp., 4.7500%, 11/15/14                                                                      2,592,296
Electronics - Military - 1.9%
         1,407,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             1,428,105
         1,015,000  L-3 Communications Corp., 6.1250%, 1/15/14                                                             1,032,763
           360,000  L-3 Communications Corp., 5.8750%, 1/15/15                                                               366,300
         4,391,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                            4,506,263
                                                                                                                           7,333,431
Enterprise Software/Services - 0.6%
         2,183,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                    2,396,495
Finance - Auto Loans - 1.1%
           745,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                              762,862
         1,500,000  Ford Motor Credit Co. LLC, 7.3750%, 2/1/11                                                             1,537,454
           840,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                             868,468
           852,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                               882,230
                                                                                                                           4,051,014
Finance - Credit Card - 0.9%
           640,000  American Express Co., 7.0000%, 3/19/18                                                                   726,907
         1,245,000  American Express Co., 8.1250%, 5/20/19                                                                 1,507,942
           485,000  American Express Co., 6.8000%, 9/1/66*                                                                   472,875
           670,000  American Express Credit Co., 7.3000%, 8/20/13                                                            752,017
                                                                                                                           3,459,741
Finance - Investment Bankers/Brokers - 1.8%
         1,995,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  2,127,125
         1,230,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                                1,364,492
           418,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                       438,899
         1,155,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     1,175,337
           735,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                            739,384
           920,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                            929,448
                                                                                                                           6,774,685
Finance - Other Services - 0.9%
           461,000  Cantor Fitzgerald L.P., 7.8750%, 10/15/19 (144A)                                                         461,990
         1,595,000  CME Group, Inc., 5.7500%, 2/15/14                                                                      1,751,017
         1,215,000  The NASDAQ OMX Group, 4.0000%, 1/15/15                                                                 1,209,197
                                                                                                                           3,422,204
Food - Meat Products - 0.7%
           685,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                  699,556
         1,770,000  Tyson Foods Inc., 7.8500%, 4/1/16                                                                      1,902,750
                                                                                                                           2,602,306
Food - Miscellaneous/Diversified - 1.7%
           341,000  Dole Food Co., Inc. 13.8750%, 3/15/14                                                                    410,479
         1,520,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                     1,531,427
           735,000  Kraft Foods, Inc., 6.1250%, 2/1/18                                                                       804,377
           615,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                                      625,058
         1,425,000  Kraft Foods, Inc., 6.8750%, 1/26/39                                                                    1,543,117
         1,545,000  Kraft Foods, Inc., 6.5000%, 2/9/40                                                                     1,601,054
                                                                                                                           6,515,512
Gas - Distribution - 0.1%
           310,000  Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                                         314,650
Hotels and Motels - 1.3%
           481,000  Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                                              490,895
           363,000  Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                                              371,626
         1,575,000  Marriott International, Inc., 4.6250%, 6/15/12                                                         1,633,166
           440,000  Marriott International, Inc., 5.6250%, 2/15/13                                                           468,144
           320,000  Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                                             346,400
         1,680,000  Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                                            1,701,001
                                                                                                                           5,011,232
Investment Management and Advisory Services - 2.4%
         1,330,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                           1,540,999
           610,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                                             617,101
         1,259,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66*                                                           1,249,558
         3,050,000  BlackRock, Inc., 3.5000%, 12/10/14                                                                     3,087,466
         1,535,000  BlackRock, Inc., 5.0000%, 12/10/19                                                                     1,536,575
         1,205,000  FMR LLC, 6.4500%, 11/15/39 (144A)                                                                      1,144,627
                                                                                                                           9,176,326
Life and Health Insurance - 1.2%
         1,935,000  Aflac, Inc., 6.9000%, 12/17/39                                                                         1,994,143
         1,505,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                           1,547,801
           443,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                             455,203
           610,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                             699,541
                                                                                                                           4,696,688
Machinery - General Industrial - 0.3%
         1,198,000  Roper Industries, Inc., 6.2500%, 9/1/19                                                                1,269,518
Medical - Biomedical and Genetic - 0.5%
           300,000  Amgen, Inc., 4.5000%, 3/15/20                                                                            299,514
           820,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                            828,200
           760,000  Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                                             809,400
                                                                                                                           1,937,114
Medical - Drugs - 0.5%
         1,350,000  Novartis Capital Corp., 1.9000%, 4/24/13                                                               1,349,238
           420,000  Novartis Capital Corp., 4.4000%, 4/24/20                                                                 419,890
                                                                                                                           1,769,128
Medical - Hospitals - 0.6%
           660,000  CHS/Community Health Systems, Inc., 8.8750%, 7/15/15                                                     683,100
           700,000  HCA, Inc., 9.2500%, 11/15/16                                                                             744,187
           670,000  HCA, Inc., 8.5000%, 4/15/19 (144A)                                                                       720,669
                                                                                                                           2,147,956
Medical - Wholesale Drug Distributors - 0.3%
           615,000  McKesson Corp., 6.5000%, 2/15/14                                                                         686,916
           525,000  McKesson Corp., 7.5000%, 2/15/19                                                                         622,512
                                                                                                                           1,309,428
Medical Labs and Testing Services - 1.2%
           540,000  Laboratory Corp. of America Holdings, 5.6250%, 12/15/15                                                  584,547
         2,240,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                           2,368,020
         1,405,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                           1,552,701
                                                                                                                           4,505,268
Medical Products - 0.9%
         1,040,000  CareFusion Corp., 4.1250%, 8/1/12                                                                      1,084,714
           780,000  CareFusion Corp., 5.1250%, 8/1/14                                                                        827,793
         1,320,000  Hospira, Inc., 6.4000%, 5/15/15                                                                        1,463,930
                                                                                                                           3,376,437
Metal - Aluminum - 0.4%
           605,000  Alcoa, Inc., 6.7500%, 7/15/18                                                                            627,003
         1,340,000  Alcoa, Inc., 5.9500%, 2/1/37                                                                           1,098,702
                                                                                                                           1,725,705
Metal - Copper - 0.5%
         1,645,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  1,830,063
Metal Processors and Fabricators - 0.1%
           370,000  Timken Co., 6.0000%, 9/15/14                                                                             393,484

Multi-Line Insurance - 0.6%
           480,000  Genworth Financial, Inc., 8.6250%, 12/15/16                                                              523,805
           690,000  MetLife, Inc., 6.7500%, 6/1/16                                                                           773,251
           810,000  MetLife, Inc., 7.7170%, 2/15/19                                                                          945,806
                                                                                                                           2,242,862
Multimedia - 0.6%
         2,430,000  Time Warner, Inc., 4.8750%, 3/15/20                                                                    2,374,188
Non-Hazardous Waste Disposal - 0.6%
           740,000  Allied Waste North America, Inc., 6.5000%, 11/15/10                                                      764,686
         1,455,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                     1,580,494
                                                                                                                           2,345,180
Office Automation and Equipment - 0.3%
           205,000  Xerox Corp., 5.6500%, 5/15/13                                                                            219,873
           487,000  Xerox Corp., 8.2500%, 5/15/14                                                                            565,467
           435,000  Xerox Corp., 5.6250%, 12/15/19                                                                           447,131
                                                                                                                           1,232,471
Oil and Gas Drilling - 0.4%
         1,255,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              1,561,068
Oil Companies - Exploration and Production - 1.1%
         1,235,000  Anadarko Petroleum Corp., 5.9500%, 9/15/16                                                             1,345,497
         1,575,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                    1,661,624
           565,000  Forest Oil Corp., 8.5000%, 2/15/14                                                                       596,075
           545,000  Kerr-McGee Corp., 6.8750%, 9/15/11                                                                       587,185
                                                                                                                           4,190,381
Oil Companies - Integrated - 0.2%
           870,000  Shell International Finance BV, 1.8750%, 3/25/13                                                         869,147
Oil Refining and Marketing - 0.7%
         1,215,000  Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                                        1,271,862
         1,335,000  Motiva Enterprises LLC, 6.8500%, 1/15/40 (144A)                                                        1,438,653
                                                                                                                           2,710,515
Pharmacy Services - 0.6%
           545,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                                  581,108
         1,490,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                                1,650,821
                                                                                                                           2,231,929
Pipelines - 2.0%
           300,000  El Paso Pipeline Partners Operating Company, LLC 6.5000%, 4/1/20                                         303,663
           600,000  Energy Transfer Partners L.P., 5.9500%, 2/1/15                                                           651,881
               549  Kern River Funding Corp., 4.8930%, 4/30/18 (144A) *,***                                                      552
           379,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                     406,495
         1,735,000  Kinder Morgan Energy Partners L.P., 6.9500%, 1/15/38                                                   1,879,406
         2,245,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                         2,200,099
           500,000  Midcontinent Express Pipeline LLC, 5.4500%, 9/15/14 (144A)                                               517,695
           460,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                       477,911
           390,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                       475,788
           630,000  Williams Partners L.P., 3.8000%, 2/15/15 (144A)                                                          628,870
                                                                                                                           7,542,360
Real Estate Management/Services - 0.6%
         1,220,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    1,247,370
         1,220,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    1,241,701
                                                                                                                           2,489,071
Reinsurance - 2.2%
         2,515,000  Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                                     2,647,963
         1,845,000  Berkshire Hathaway Inc., 1.4000%, 2/10/12                                                              1,854,441
         1,845,000  Berkshire Hathaway Inc., 2.1250%, 2/11/13                                                              1,859,917
         1,875,000  Berkshire Hathaway Inc., 3.2000%, 2/11/15                                                              1,891,005
                                                                                                                           8,253,326
REIT - Diversified - 0.6%
           610,000  Digital Realty Trust L.P., 5.8750%, 2/1/20 (144A)                                                        596,476
         1,443,000  Duke Realty L.P., 7.3750%, 2/15/15                                                                     1,558,310
                                                                                                                           2,154,786
REIT - Health Care - 0.9%
         1,587,000  HCP, Inc., 6.4500%, 6/25/12                                                                            1,682,615
           610,000  HCP, Inc., 5.6500%, 12/15/13                                                                             637,638
         1,140,000  Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                                             1,164,949
           150,000  Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                                               154,005
                                                                                                                           3,639,207
REIT - Office Property - 0.9%
           615,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                                     604,413
         2,911,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                            2,960,539
                                                                                                                           3,564,952
REIT - Warehouse/Industrial - 0.6%
           540,000  ProLogis, 7.3750%, 10/30/19                                                                              554,322
         1,810,000  ProLogis, 6.8750%, 3/15/20                                                                             1,787,802
                                                                                                                           2,342,124
Resorts and Theme Parks - 0.2%
           920,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                     923,450
Retail - Apparel and Shoe - 0.9%
           890,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                                   992,350
         1,325,000  Limited Brands, Inc., 7.6000%, 7/15/37                                                                 1,248,813
         1,025,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       1,150,971
                                                                                                                           3,392,134
Retail - Computer Equipment - 0.1%
           310,000  GameStop Corp., 8.0000%, 10/1/12                                                                         321,625
Retail - Propane Distribution - 0.5%
           685,000  Amerigas Partners L.P., 7.2500%, 5/20/15                                                                 695,275
           790,000  Ferrellgas Partners L.P., 8.7500%, 6/15/12                                                               799,875
           590,000  Ferrellgas Partners-L.P., 8.6250%, 6/15/20                                                               590,000
                                                                                                                           2,085,150
Retail - Regional Department Stores - 1.7%
           560,000  JC Penney Corp., Inc., 9.0000%, 8/1/12                                                                   627,200
         1,412,000  JC Penney Corp., Inc., 6.8750%, 10/15/15                                                               1,496,720
           520,000  JC Penney Corp., Inc., 5.7500%, 2/15/18                                                                  520,650
           230,000  JC Penney Corp., Inc., 6.3750%, 10/15/36                                                                 214,188
           850,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                           867,000
         1,840,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                         1,835,400
           970,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                                            921,500
                                                                                                                           6,482,658
Retail - Restaurants - 0.9%
         1,733,000  Brinker International, 5.7500%, 6/1/14                                                                 1,793,539
         1,490,000  Darden Restaurants, Inc., 5.6250%, 10/15/12                                                            1,606,807
                                                                                                                           3,400,346
Semiconductor Equipment - 0.5%
Steel - Producers - 0.8%
           800,000  ArcelorMittal, 5.3750%, 6/1/13                                                                           851,530
           655,000  ArcelorMittal, 9.0000%, 2/15/15                                                                          782,284
         1,241,000  Steel Dynamics, Inc., 7.7500%, 4/15/16                                                                 1,296,845
                                                                                                                           2,930,659
Super-Regional Banks - 1.0%
           720,000  National City Corp., 6.8750%, 5/15/19                                                                    800,020
           630,000  PNC Funding Corp., 3.6250%, 2/8/15                                                                       633,774
           940,000  PNC Funding Corp., 5.1250%, 2/8/20                                                                       946,901
           590,000  Wells Fargo & Co., 3.6250%, 4/15/15                                                                      585,394
           950,000  Wells Fargo Capital, 7.7000%, 9/26/99*                                                                   980,876
                                                                                                                           3,946,965
Telecommunication Services - 0.2%
           950,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18 (144A)                                                952,375
Telephone - Integrated - 1.7%
         3,170,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                                       3,273,025
         3,335,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                 3,430,881
                                                                                                                           6,703,906
Television - 1.4%
         1,605,000  CBS Corp., 8.2000%, 5/15/14                                                                            1,873,842
         2,235,000  CBS Corp., 8.8750%, 5/15/19                                                                            2,699,889
           710,000  CBS Corp., 5.7500%, 4/15/20                                                                              713,052
                                                                                                                           5,286,783
Transportation - Railroad - 0.5%
           658,311  CSX Corp., 8.3750%, 10/15/14                                                                             762,553
           295,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                            301,638
           190,000  Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                                             191,425
           200,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                                             205,000
           400,000  Kansas City Southern Railway, 13.0000%, 12/15/13 (144A)                                                  476,000
                                                                                                                           1,936,616
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $255,258,031)                                                                                271,226,394
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 27.0%
         6,460,000    0.8750%, 1/31/11                                                                                     6,486,241
           990,000    0.8750%, 2/28/11                                                                                       994,061
           720,000    0.8750%, 3/31/11                                                                                       723,010
         2,455,000    0.8750%, 5/31/11                                                                                     2,465,549
         6,460,000    1.1250%, 6/30/11                                                                                     6,506,938
         5,210,000    1.0000%, 9/30/11                                                                                     5,230,960
         3,575,000    1.0000%, 10/31/11                                                                                    3,587,430
           630,000    1.0000%, 12/31/11                                                                                      631,255
         2,490,000    1.1250%, 1/15/12**                                                                                   2,499,143
        11,090,000    0.8750%, 1/31/12                                                                                    11,077,003
         4,748,000    4.6250%, 2/29/12                                                                                     5,079,249
        11,520,000    0.8750%, 2/29/12                                                                                    11,496,154
         3,540,000    1.3750%, 5/15/12                                                                                     3,561,849
           365,000    1.5000%, 7/15/12                                                                                       367,851
           890,000    1.3750%, 1/15/13                                                                                       887,149
         3,830,000    1.3750%, 2/15/13                                                                                     3,812,045
           900,000    2.7500%, 10/31/13                                                                                      926,086
         5,475,000    1.7500%, 1/31/14                                                                                     5,412,979
           915,000    1.8750%, 2/28/14                                                                                       907,279
           635,000    1.7500%, 3/31/14                                                                                       625,475
         4,453,000    2.2500%, 5/31/14                                                                                     4,458,914
         2,175,000    2.6250%, 7/31/14                                                                                     2,204,737
         1,200,000    2.3750%, 8/31/14                                                                                     1,202,813
         3,290,000    2.3750%, 9/30/14                                                                                     3,291,026
           800,000    2.6250%, 12/31/14                                                                                      805,750
         4,870,000    2.2500%, 1/31/15                                                                                     4,817,117
         7,855,000    2.3750%, 2/28/15                                                                                     7,801,036
         4,560,000    3.3750%, 11/15/19                                                                                    4,400,044
         1,340,000    3.6250%, 2/15/20                                                                                     1,317,178
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $103,338,256)                                                                      103,576,321
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.4%
         9,052,000  Janus Cash Liquidity Fund LLC, 0% (cost $9,052,000)                                                    9,052,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $367,648,287) - 100%                                                                       383,854,715
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                          Value           % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Canada                              $        8,138,475                      2.1%
Cayman Islands                               2,924,408                      0.8%
Luxembourg                                   4,363,322                      1.1%
Mexico                                         698,062                      0.2%
Netherlands                                    869,147                      0.2%
Switzerland                                  3,854,292                      1.0%
United Kingdom                               4,874,303                      1.3%
United States++                            358,132,706                     93.3%
--------------------------------------------------------------------------------
Total                               $      383,854,715                    100.0%

++Includes Cash Equivalents (90.9% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*           Rate is subject to change. Rate shown reflects current rate.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

*** Schedule of Restricted and Illiquid Securities (as of March 31, 2010)
                                                                                                                      Value as a %
                                                         Acquisition           Acquisition                           of Investment
                                                             Date                 Cost                 Value          Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Kern River Funding Corp., 4.8930%, 4/30/18 (144A)          4/28/03                  $573                $552                    0.0%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2010. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)
                                                                         Level 2 - Other             Level 3 -
                                                    Level 1 - Quoted     Significant Observable      Significant
                                                    Prices               Inputs                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Flexible Bond Portfolio

Corporate Bonds                                      $       -             $    271,226,394              $       -
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                                    -                  103,576,321                      -
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Money Market                                                 -                    9,052,000                      -
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

Total Investments in Securities                      $       -              $   383,854,715              $       -
------------------------------------------------------------------------------------------------------------------------


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                              $     3,349,640

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.4%
Agricultural Chemicals - 2.3%
           221,081  Monsanto Co.                                                                                      $   15,789,605
            42,644  Syngenta A.G.                                                                                         11,845,331
                                                                                                                          27,634,936
Applications Software - 0.4%
            63,607  Salesforce.com, Inc.*                                                                                  4,735,541
Automotive - Cars and Light Trucks - 1.1%
         1,031,995  Ford Motor Co.*                                                                                       12,972,177
Brewery - 6.1%
         1,495,121  Anheuser-Busch InBev N.V.                                                                             75,304,250
           340,184  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    3,216
                                                                                                                          75,307,466
Cellular Telecommunications - 0.7%
           176,215  America Movil S.A.B. de C.V. - Series L (ADR)                                                          8,870,663
Chemicals - Diversified - 1.0%
           942,134  Israel Chemicals, Ltd.                                                                                12,759,128
Commercial Banks - 1.7%
           787,405  Standard Chartered PLC                                                                                21,475,116
Computers - 13.0%
           413,914  Apple, Inc.*                                                                                          97,240,816
           834,729  Research In Motion, Ltd. (U.S. Shares)*                                                               61,728,210
                                                                                                                         158,969,026
Cosmetics and Toiletries - 1.0%
           143,615  Colgate-Palmolive Co.                                                                                 12,244,615
Diversified Banking Institutions - 8.3%
         3,051,967  Bank of America Corp.                                                                                 54,477,611
           112,935  Goldman Sachs Group, Inc.                                                                             19,270,099
           621,640  JPMorgan Chase & Co.                                                                                  27,818,390
                                                                                                                         101,566,100
Diversified Minerals - 1.7%
           656,855  Cia Vale do Rio Doce (ADR)                                                                            21,144,162
Electronic Connectors - 0.9%
           271,880  Amphenol Corp. - Class A                                                                              11,470,617
Enterprise Software/Services - 4.5%
         2,123,175  Oracle Corp.                                                                                          54,544,366
Finance - Investment Bankers/Brokers - 2.1%
         1,402,138  Charles Schwab Corp.                                                                                  26,205,959
Finance - Other Services - 1.9%
            74,435  CME Group, Inc.                                                                                       23,529,648
Medical - Biomedical and Genetic - 11.8%
         1,204,268  Celgene Corp.*                                                                                        74,616,445
         1,328,690  Gilead Sciences, Inc.*                                                                                60,428,821
           217,950  Vertex Pharmaceuticals, Inc.*                                                                          8,907,617
                                                                                                                         143,952,883
Medical Instruments - 2.5%
            87,380  Intuitive Surgical, Inc.*                                                                             30,419,599
Multi-Line Insurance - 1.5%
           358,420  ACE, Ltd. (U.S. Shares)                                                                               18,745,366
Multimedia - 3.2%
         2,736,005  News Corp. - Class A                                                                                  39,425,832
Networking Products - 5.9%
         2,764,825  Cisco Systems, Inc.*                                                                                  71,968,395
Oil Companies - Integrated - 3.8%
           625,853  BG Group PLC                                                                                          10,830,190
           514,910  Petroleo Brasileiro S.A. (ADR)                                                                        22,908,346
           308,822  Petroleo Brasileiro S.A. (U.S. Shares)                                                                12,226,263
                                                                                                                          45,964,799
Optical Supplies - 2.4%
           180,291  Alcon, Inc. (U.S. Shares)                                                                             29,127,814
Real Estate Operating/Development - 0.8%
         2,316,000  Hang Lung Properties, Ltd.                                                                             9,336,785
Retail - Apparel and Shoe - 1.8%
           882,315  Limited Brands, Inc.                                                                                  21,722,595
Retail - Drug Store - 3.0%
           992,862  CVS Caremark Corp.                                                                                    36,299,035
Retail - Regional Department Stores - 0.7%
           164,150  Kohl's Corp.*                                                                                          8,992,137
Soap and Cleaning Preparations - 0.9%
           217,595  Reckitt Benckiser Group PLC                                                                           11,941,692
Telecommunication Equipment - Fiber Optics - 1.2%
           737,085  Corning, Inc.                                                                                         14,896,488
Transportation - Services - 1.4%
           260,300  United Parcel Service, Inc. - Class B                                                                 16,765,923
Web Portals/Internet Service Providers - 6.6%
            97,959  Google, Inc. - Class A*                                                                               55,543,733
         1,501,740  Yahoo!, Inc.*                                                                                         24,823,762
                                                                                                                          80,367,495
Wireless Equipment - 2.2%
           699,945  Crown Castle International Corp.*                                                                     26,758,897
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $798,609,297)                                                                                 1,180,115,255
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
               335  Custom Copper Metals Basket
                        expires April 2010
                        exercise price $90.00                                                                                  1,163
               337  Custom Copper Metals Basket
                        expires April 2010
                        exercise price $91.16                                                                                  1,584
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $408,596)                                                                        2,747
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.6%
        43,670,432  Janus Cash Liquidity Fund LLC, 0% (cost $43,670,432)                                                  43,670,432
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $842,688,325) - 100%                                                                    $1,223,788,434
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                    Value                      Securities
--------------------------------------------------------------------------------
Belgium                              $    75,307,465                        6.2%
Brazil                                    56,278,771                        4.6%
Canada                                    61,728,210                        5.0%
Hong Kong                                  9,336,785                        0.8%
Israel                                    12,759,128                        1.0%
Mexico                                     8,870,663                        0.7%
Switzerland                               59,718,511                        4.9%
United Kingdom                            44,246,999                        3.6%
United States++                          895,541,902                       73.2%
--------------------------------------------------------------------------------
Total                                $ 1,223,788,434                      100.0%

++          Includes Cash Equivalents (69.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities as of March 31, 2010. See Significant Accounting Policies for more information.


Valuation Inputs Summary
(as of March 31, 2010)

                                     Level 1 - Quoted      Level 2 - Other Significant     Level 3 - Significant
                                          Prices               Observable Inputs           Unobservable Inputs
----------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Forty Portfolio
Common Stock
Cellular Telecommunications            $             -           $  8,870,663                  $          -
Diversified Minerals                                 -             21,144,162                             -
Oil Companies - Integrated                  10,830,190             35,134,609                             -
All Other                                1,104,135,631                      -                             -

Money Market                                         -             43,670,432                             -

Total Investments in
Securities                             $ 1,114,965,821           $108,819,866                  $          -
----------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:
Janus Aspen Forty Portfolio            $             -           $      2,747                  $          -
----------------------------------------------------------------------------------------------------------------

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 101.1%
Agricultural Chemicals - 1.3%
             1,073  Monsanto Co.                                                                                       $     76,634
               936  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                  111,711
                                                                                                                            188,345
Chemicals - Diversified - 0.9%
             2,096  Bayer A.G.**                                                                                            141,758
Heart Monitors - 1.0%
             3,492  HeartWare International, Inc.*                                                                          155,289
Instruments - Scientific - 1.7%
             5,005  Thermo Fisher Scientific, Inc.*                                                                         257,457
Life and Health Insurance - 0.7%
             2,869  OdontoPrev S.A.**                                                                                        99,669
Medical - Biomedical and Genetic - 27.6%
             7,754  Acorda Therapeutics, Inc.*                                                                              265,187
             8,291  Alexion Pharmaceuticals, Inc.*                                                                          450,782
             4,252  AMAG Pharmaceuticals, Inc.*                                                                             148,437
             2,726  Amgen, Inc.*                                                                                            162,906
            11,964  Arena Pharmaceuticals, Inc.*                                                                             37,088
             7,425  Aveo Pharmaceuticals, Inc.*                                                                              66,825
             8,960  Celgene Corp.*                                                                                          555,161
             5,490  Dendreon Corp.*                                                                                         200,220
            37,480  Fibrogen, Inc. - Private Placement*,***,ss.                                                             187,400
             5,831  Genmab A/S*(,)**                                                                                         73,377
             8,727  Genzyme Corp.*                                                                                          452,320
            10,849  Gilead Sciences, Inc.*(,)**                                                                             493,413
             2,858  Human Genome Sciences, Inc.*                                                                             86,312
            12,777  Incyte Corp., Ltd.*                                                                                     178,367
             3,339  Martek Biosciences Corp.*                                                                                75,161
             7,005  Myriad Genetics, Inc.*                                                                                  168,470
             4,756  United Therapeutics Corp.*                                                                              263,149
             7,004  Vertex Pharmaceuticals, Inc.*                                                                           286,253
                                                                                                                          4,150,828
Medical - Drugs - 29.6%
             8,136  Abbott Laboratories                                                                                     428,604
            21,294  Achillion Pharmaceuticals, Inc.*                                                                         58,984
             5,264  Auxilium Pharmaceuticals, Inc.*                                                                         164,026
            11,966  Bristol-Myers Squibb Co.                                                                                319,492
            11,836  Forest Laboratories, Inc.*                                                                              371,177
            12,023  GlaxoSmithKline PLC (ADR)**                                                                             463,126
             8,931  King Pharmaceuticals, Inc.*                                                                             105,029
            13,180  Merck & Co., Inc.                                                                                       492,273
             5,960  Novartis A.G.**                                                                                         322,002
             3,047  Novo Nordisk A/S**                                                                                      236,473
            20,479  Pfizer, Inc.                                                                                            351,215
             3,489  Roche Holding A.G.**                                                                                    565,999
             2,039  Sanofi-Aventis S.A.**                                                                                   151,974
             8,585  Savient Pharmaceuticals, Inc.*                                                                          124,053
             2,919  Shire PLC (ADR)**                                                                                       192,537
             2,485  Valeant Pharmaceuticals International*                                                                  106,631
                                                                                                                          4,453,595
Medical - Generic Drugs - 4.2%
           267,733  Mediquest Therapeutics - Private Placement*,***,ss.                                                      80,320
             9,348  Mylan, Inc.*                                                                                            212,293
             3,829  Pharmstandard (GDR)*,**                                                                                  95,342
             3,958  Teva Pharmaceutical S.P. (ADR)                                                                          249,671
                                                                                                                            637,626
Medical - HMO - 1.9%
             8,677  UnitedHealth Group, Inc.                                                                                283,478
Medical - Wholesale Drug Distributors - 0.7%
           164,636  Alapis Holding Industrial and Commercial S.A.**                                                          97,830
Medical Information Systems - 1.5%
             6,235  athenahealth, Inc.*                                                                                     227,952
Medical Instruments - 3.7%
            25,073  Lifesync Holdings, Inc.*,***,ss.                                                                         54,659
             3,133  Medtronic, Inc.                                                                                         141,079
             8,941  St. Jude Medical, Inc.*                                                                                 367,028
                                                                                                                            562,766
Medical Labs and Testing Services - 0.9%
             3,900  Genoptix, Inc.*                                                                                         138,411
Medical Products - 13.2%
             5,648  Baxter International, Inc.                                                                              328,714
             1,743  Becton, Dickinson and Co.                                                                               137,226
             3,570  Carefusion Corp.*                                                                                        94,355
             6,808  Covidien PLC (U.S. Shares)**                                                                            342,305
             1,995  Henry Schein, Inc.*                                                                                     117,505
             2,411  Hospira, Inc.*                                                                                          136,583
             5,073  Johnson & Johnson                                                                                       330,760
             4,064  Stryker Corp.                                                                                           232,542
            12,463  TomoTherapy, Inc.*                                                                                       42,499
             4,035  Varian Medical Systems, Inc.*                                                                           223,257
                                                                                                                          1,985,746
Optical Supplies - 1.4%
             1,319  Alcon, Inc. (U.S. Shares)**                                                                             213,098
Pharmacy Services - 2.3%
             1,930  Express Scripts, Inc. - Class A*                                                                        196,397
             2,375  Medco Health Solutions, Inc.*                                                                           153,330
                                                                                                                            349,727
Physical Practice Management - 0.9%
             2,357  Mednax, Inc.*                                                                                           137,154
Retail - Drug Store - 3.8%
             9,715  CVS Caremark Corp.**                                                                                    355,180
             5,600  Walgreen Co.                                                                                            207,704
                                                                                                                            562,884
Soap and Cleaning Preparations - 0.9%
             2,535  Reckitt Benckiser Group PLC**                                                                           139,122
Therapeutics - 2.9%
            18,120  Allos Therapeutics, Inc.*                                                                               134,632
             3,356  Onyx Pharmaceuticals, Inc.*                                                                             101,620
            84,230  Portola Pharmaceuticals, Inc. - Private Placement*,***,ss.                                              139,822
             4,093  Theravance, Inc.*                                                                                        54,519
                                                                                                                            430,593
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $12,326,574)                                                                                    15,213,328
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Medical - Biomedical and Genetic - 0.3%
           140,292  Mediquest Therapeutics (Series A-1)***,ss. (cost $84,521)                                                42,088
------------------------------------------------------------------------------------------------------------------------------------
Rights/Warrants - 0%
Medical - Generic Drugs - 0%
           107,093  Mediquest Therapeutics - expires 6/15/11*,***,ss.                                                             0
            21,463  Mediquest Therapeutics - expires 6/15/12*,***                                                                 0
------------------------------------------------------------------------------------------------------------------------------------
Total Rights/Warrants (cost $2,511)                                                                                               0
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.4)%
Medical - Drugs - (1.4)%
             3,795  Dr. Reddy's Laboratories, Ltd.                                                                         (107,133)
             2,527  UCB S.A.                                                                                               (107,892)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $145,862)                                                                            (215,025)

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,267,744) - 100%                                                                      $ 15,040,391
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                 Value                         Securities
--------------------------------------------------------------------------------
Brazil                         $       99,668                               0.7%
Canada                                111,712                               0.7%
Denmark                               309,850                               2.0%
France                                151,974                               1.0%
Germany                               141,758                               0.9%
Greece                                 97,830                               0.6%
Ireland                               342,306                               2.3%
Israel                                249,671                               1.6%
Jersey                                192,537                               1.3%
Russia                                 95,342                               0.6%
Switzerland                         1,101,098                               7.2%
United Kingdom                        602,248                               4.0%
United States                      11,759,422                              77.1%
--------------------------------------------------------------------------------
Total                          $   15,255,416                             100.0%

              Summary of Investments by Country - (Short Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Securities
Country                                 Value                         Sold Short
--------------------------------------------------------------------------------
Belgium                        $     (107,892)                             50.2%
India                                (107,133)                             49.8%
--------------------------------------------------------------------------------
Total                          $     (215,025)                            100.0%

Forward Currency Contracts, Open
as of March 31, 2010 (unaudited)

Currency Sold and         Currency            Currency            Unrealized
Settlement Date          Units Sold        Value in U.S. $        Gain/(Loss)
--------------------------------------------------------------------------------
Brazilian Real 4/22/10          130,000            $   72,836          $ (2,849)
British Pound 4/8/10             10,000                15,173               747
British Pound 4/22/10           125,000               189,638             7,114
British Pound 5/6/10             91,500               138,802            (1,321)
Danish Krone 5/6/10             250,000                45,352               748
Euro 4/22/10                     65,000                87,783             1,272
Euro 5/6/10                      76,400               103,181             1,484
Russian Rouble 5/6/10         1,140,000                38,594               122
Swiss Franc 4/22/10             246,000               233,413            (3,676)
Swiss Franc 5/6/10              265,000               251,474            (1,422)
--------------------------------------------------------------------------------
Total                                              $1,176,246          $  2,219
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR                 American Depositary Receipt

GDR                 Global Depositary Receipt

PLC                 Public Limited Company

U.S. Shares         Securities of foreign companies trading on an American Stock
                    Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

*** Schedule of Fair Valued Securities
(as of March 31, 2010)

                                                                                Value as a % of
                                                         Value               Investment Securities
--------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                $ 187,400                   1.2%
Fibrogen, Inc. - Private Placement

Lifesync Holdings, Inc.                                      54,659                   0.4%
                                                                  -                   0.0%
Mediquest Therapeutics - expires 6/15/11

Mediquest Therapeutics - expires 6/15/12                          -                   0.0%

Mediquest Therapeutics - Private Placement                   80,320                   0.5%

Mediquest Therapeutics (Series A-1)                          42,088                   0.3%

Portola Pharmaceuticals, Inc. - Private Placement           139,822                   0.9%
--------------------------------------------------------------------------------------------------
                                                          $ 504,289                   3.3%
--------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities
(as of March 31, 2010)

                                                                                                     Value as a %
                                                       Acquisition      Acquisition                 of Investment
                                                          Date              Cost         Value        Securities
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc. - Private Placement                  12/28/04-11/8/05    $    170,534       187,400       1.2%
-----------------------------------------------------------------------------------------------------------------
Lifesync Holdings, Inc.                              5/31/06-2/19/08         189,350        54,659       0.4%
-----------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - expires 6/15/11             5/11/06-6/15/06               -             -       0.0%
-----------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - expires 6/15/12             10/12/07-5/8/08           2,511             -       0.0%
-----------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics - Private Placement           5/11/06-6/15/06         160,640        80,320       0.5%
-----------------------------------------------------------------------------------------------------------------
Mediquest Therapeutics (Series A-1)                      3/31/09              84,521        42,088       0.3%
-----------------------------------------------------------------------------------------------------------------
Portola Pharmaceuticals, Inc. - Private Placement        7/3/08              119,185       139,822       0.9%
-----------------------------------------------------------------------------------------------------------------
                                                                        $    726,741       504,289       3.3%
-----------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of March 31, 2010. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

                                                                           Level 2 - Other
Valuation Inputs Summary                           Level 1 - Quoted        Significant                    Level 3 - Significant
(as of March 31, 2010)                             Prices                  Observable Inputs              Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio
-------------------------------------------------------------------------------------------------------------------------------
   Common Stock
-------------------------------------------------------------------------------------------------------------------------------
   Medical - Biomedical and Genetic                   $3,963,429              $         -                     $   187,400
-------------------------------------------------------------------------------------------------------------------------------
   Medical Drugs                                       3,797,933                  655,663                               -
-------------------------------------------------------------------------------------------------------------------------------
   Medical Generic Drugs                                 212,293                  345,013                          80,320
-------------------------------------------------------------------------------------------------------------------------------
   Medical Instruments                                   508,107                        -                          54,659
-------------------------------------------------------------------------------------------------------------------------------
   Therapeutics                                          290,770                        -                         139,822
-------------------------------------------------------------------------------------------------------------------------------
   All Other                                           4,977,919                        -                               -
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
   Preferred Stock                                             -                        -                          42,088
-------------------------------------------------------------------------------------------------------------------------------
   Warrants                                                    -                        -                               -
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
   Total Investment in Securities                    $13,750,451              $ 1,000,676                     $   504,289
-------------------------------------------------------------------------------------------------------------------------------

Investments in Securities Sold Short:
-------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio
-------------------------------------------------------------------------------------------------------------------------------
   Common Stock
-------------------------------------------------------------------------------------------------------------------------------
   Medical Drugs                                     $  (107,892              $  (107,133)                    $         -
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment in Securities Sold Short         $  (107,892)             $  (107,133)                    $         -
-------------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a) :
-------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Global Life Sciences Portfolio        $         -              $     2,219                     $         -
-------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended March 31, 2010.

                                                                       Change in
                    Balance as of     Accrued                          Unrealized          Net        Transfers In
                     December 31,    Discount/         Realized      Appreciation/      Purchases/   and/or Out of    Balance as of
                         2009         Premiums       Gain/(Loss)      Depreciation       (Sales)        Level 3       March 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen
Global Life
Sciences
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Medical -
Biomedical and
Genetic               $ 187,400       $      -         $      -         $      -          $      -       $      -     $    187,400
------------------------------------------------------------------------------------------------------------------------------------
Medical
Generic Drugs         $  80,320       $      -         $      -         $      -          $      -       $      -     $     80,320
------------------------------------------------------------------------------------------------------------------------------------
Medical
Instruments           $  54,659       $      -         $      -         $      -          $      -       $      -     $     54,659
------------------------------------------------------------------------------------------------------------------------------------
Therapeutics          $ 139,822       $      -         $      -         $      -          $      -       $      -     $    139,822
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock       $  42,088       $      -         $      -         $      -          $      -       $      -     $     42,088
------------------------------------------------------------------------------------------------------------------------------------
   Warrants           $       -       $      -         $      -         $      -          $      -       $      -     $          -
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                       $     3,586,271
--------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 105.0%
Applications Software - 2.8%
            47,973  Microsoft Corp.                                                                                $      1,404,169
            78,845  Quest Software, Inc.*                                                                                 1,402,653
             9,015  Salesforce.com, Inc.*                                                                                   671,167
                                                                                                                          3,477,989
Cable Television - 2.0%
             2,111  Jupiter Telecommunications Co., Ltd.**                                                                2,439,157
Casino Services - 1.0%
            70,450  International Game Technology                                                                         1,299,803
Commercial Services - 1.5%
           130,175  Live Nation, Inc.*                                                                                    1,887,538
Computer Aided Design - 0.4%
            10,496  ANSYS, Inc.*                                                                                            452,797
Computer Services - 3.0%
            89,949  Accenture, Ltd. - Class A (U.S. Shares)                                                               3,773,361
Computers - 7.7%
            27,057  Apple, Inc.*,**                                                                                       6,356,501
            20,016  International Business Machines Corp.                                                                 2,567,052
             8,301  Research In Motion, Ltd. (U.S. Shares)*                                                                 613,859
                                                                                                                          9,537,412
Computers - Peripheral Equipment - 0.3%
            25,318  Logitech International S.A.*                                                                            416,722
Consulting Services - 0.2%
            25,395  Diamond Management & Technology Consultants, Inc.                                                       199,351
Decision Support Software - 1.2%
           211,585  DemandTec, Inc.*                                                                                      1,470,516
E-Commerce/Services - 1.8%
            29,951  Ctrip.com International, Ltd.*                                                                        1,174,079
            38,677  eBay, Inc.*                                                                                           1,042,345
                                                                                                                          2,216,424
Educational Software - 1.4%
            40,799  Blackboard, Inc.*                                                                                     1,699,686
Electric Products - Miscellaneous - 0.1%
             1,380  LG Electronics, Inc.                                                                                    140,293
Electronic Components - Miscellaneous - 2.2%
           100,924  Tyco Electronics, Ltd. (U.S. Shares)                                                                  2,773,392
Electronic Components - Semiconductors - 8.8%
         1,394,072  ARM Holdings PLC**                                                                                    5,040,546
           106,709  Micron Technology, Inc.*                                                                              1,108,707
           235,779  ON Semiconductor Corp.*                                                                               1,886,232
           114,470  Texas Instruments, Inc.                                                                               2,801,081
                                                                                                                         10,836,566
Electronic Connectors - 2.2%
            63,219  Amphenol Corp. - Class A                                                                              2,667,210
Electronic Measuring Instruments - 2.7%
           117,537  Trimble Navigation, Ltd.*                                                                             3,375,663
Enterprise Software/Services - 10.0%
            17,345  Advent Software, Inc.*                                                                                  776,189
           101,697  Autonomy Corp. PLC*,**                                                                                2,812,958
            75,846  Aveva Group PLC**                                                                                     1,363,702
           153,725  Oracle Corp.**                                                                                        3,949,194
            72,145  Taleo Corp.*                                                                                          1,869,277
            52,956  Temenos Group A.G.*                                                                                   1,559,894
                                                                                                                         12,331,214
Finance - Other Services - 0.4%
            65,700  BM&F Bovespa S.A.                                                                                       445,023
Human Resources - 4.0%
            32,788  Hewitt Associates, Inc. - Class A*                                                                    1,304,307
           189,145  SuccessFactors, Inc.*                                                                                 3,601,320
                                                                                                                          4,905,627
Internet Applications Software - 3.2%
            58,077  DealerTrack Holdings, Inc.*                                                                             991,955
            15,900  Tencent Holdings, Ltd.                                                                                  319,065
           153,080  Vocus, Inc.*                                                                                          2,610,014
                                                                                                                          3,921,034
Internet Content - Information/News - 0.3%
            76,531  TechTarget, Inc.*                                                                                       400,257
Internet Security - 0.9%
            66,624  Symantec Corp.*                                                                                       1,127,278
Medical - Biomedical and Genetic - 7.3%
            19,740  Alexion Pharmaceuticals, Inc.*                                                                        1,073,264
            57,590  Celgene Corp.*                                                                                        3,568,276
            17,805  Genzyme Corp.*                                                                                          922,833
            18,348  Gilead Sciences, Inc.*                                                                                  834,467
            73,078  Myriad Genetics, Inc.*                                                                                1,757,526
            21,585  Vertex Pharmaceuticals, Inc.*                                                                           882,179
                                                                                                                          9,038,545
Medical Information Systems - 2.0%
            65,860  athenahealth, Inc.*                                                                                   2,407,842
Multimedia - 1.5%
           127,422  News Corp. - Class A                                                                                  1,836,151
Networking Products - 4.8%
           227,730  Cisco Systems, Inc.*                                                                                  5,927,812
Power Converters and Power Supply Equipment - 0.4%
           210,000  China High Speed Transmission Equipment Group Co., Ltd.                                                 464,142
Retail - Automobile - 0.5%
            17,513  Copart, Inc.*                                                                                           623,463
Semiconductor Components/Integrated Circuits - 6.4%
           737,825  Atmel Corp.*                                                                                          3,711,260
           205,632  Marvell Technology Group, Ltd.*,**                                                                    4,190,780
                                                                                                                          7,902,040
Semiconductor Equipment - 0.4%
            14,258  KLA-Tencor Corp.                                                                                        440,857
Software Tools - 0.1%
             2,645  VMware, Inc. - Class A*                                                                                 140,979
Telecommunication Equipment - 4.2%
           764,500  BYD Electronic Company, Ltd.                                                                            629,206
            24,721  CommScope, Inc.*                                                                                        692,682
           507,272  Tellabs, Inc.**                                                                                       3,840,050
                                                                                                                          5,161,938
Telecommunication Equipment - Fiber Optics - 2.5%
           124,918  Corning, Inc.                                                                                         2,524,593
            37,320  Finisar, Corp.*                                                                                         586,297
                                                                                                                          3,110,890
Telecommunication Services - 0.7%
            27,750  Amdocs, Ltd. (U.S. Shares)*,**                                                                          835,553
Television - 0.7%
            66,647  CBS Corp. - Class B                                                                                     929,059
Toys - 4.1%
            15,065  Nintendo Co., Ltd.**                                                                                  5,044,768
Transactional Software - 2.1%
            68,540  Solera Holdings, Inc.                                                                                 2,649,071
Web Portals/Internet Service Providers - 4.6%
            72,770  AOL, Inc.*                                                                                            1,839,626
           233,085  Yahoo!, Inc.*                                                                                         3,852,895
                                                                                                                          5,692,521
Wireless Equipment - 4.6%
            40,204  Crown Castle International Corp.*                                                                     1,536,999
            97,476  QUALCOMM, Inc.                                                                                        4,093,017
                                                                                                                          5,630,016
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $100,342,017)                                                                                  129,629,960
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
           277,272  Janus Cash Liquidity Fund LLC, 0% (cost $277,272)                                                       277,272
------------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0%
             278  Arvinmeritor, Inc.
                  expires June 2010
                  exercise price $2.00
                  (premiums paid $65,377)                                                                                     8,159
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (5.2)%
Computers - Peripheral Equipment - (0.7)%
            31,533  Synaptics, Inc.*                                                                                       (870,626)
Electronic Components - Semiconductors - (0.5)%
             9,390  Cree, Inc.*                                                                                            (659,366)
Networking Products - (0.3)%
             8,945  Atheros Communications, Inc.*                                                                          (346,261)
Sector Fund - Technology - (2.0)%
            50,290  PowerShares QQQ Trust (ETF)                                                                          (2,422,972)
Telecommunication Equipment - (1.4)%
           179,325  ADC Telecommunications, Inc.*                                                                        (1,310,866)
            76,800  ZTE Corp.                                                                                              (465,410)
                                                                                                                         (1,776,276)
Transactional Software - (0.3)%
            11,440  Arcsight, Inc.*                                                                                        (322,036)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $6,197,702)                                                                        (6,397,537)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,486,964) - 100%                                                                  $    123,517,854
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                                         % of Investment
                                              Value                  Securities
--------------------------------------------------------------------------------
Bermuda                                  $      4,190,780                 3.2%
Brazil                                            445,023                 0.3%
Canada                                            613,859                 0.5%
Cayman Islands                                  1,957,286                 1.5%
Guernsey                                          835,553                 0.6%
Hong Kong                                         629,206                 0.5%
Ireland                                         3,773,361                 2.9%
Japan                                           7,483,925                 5.8%
South Korea                                       140,293                 0.1%
Switzerland                                     4,750,008                 3.7%
United Kingdom                                  9,217,208                 7.1%
United States ++                               95,878,889                73.8%
--------------------------------------------------------------------------------
Total                                    $    129,915,391               100.0%

++ Includes Cash Equivalents (73.6% excluding Cash Equivalents)


              Summary of Investments by Country - (Short Positions)
                           March 31, 2010 (unaudited)

Country                                                         % of Securities
                                              Value                  Sold Short
--------------------------------------------------------------------------------
China                                    $       (465,410)                7.3%
United States                            $     (5,932,127)               92.7%
--------------------------------------------------------------------------------
Total                                    $     (6,397,537)              100.0%


Forward Currency Contracts, Open As of March 31, 2010 (unaudited)

Currency Sold and
Settlement Date                              Currency                Currency                 Unrealized
                                            Units Sold            Value in U.S. $             Gain/(Loss)
------------------------------------------------------------------------------------------------------------
British Pound 4/22/10                          1,405,000          $    2,131,533            $        79,965
British Pound 5/6/10                           1,423,000               2,158,636                    (20,550)
Japanese Yen 4/8/10                          172,000,000          $    1,840,202                     51,153
Japanese Yen 4/22/10                         271,500,000          $    2,905,031                     77,306
Japanese Yen 5/6/10                          111,000,000               1,187,798                     36,246
------------------------------------------------------------------------------------------------------------
Total                                                             $   10,223,200            $       224,120


Schedule of Written Options - Calls                                                               Value
------------------------------------------------------------------------------------------------------------
                                     Apple, Inc.
                                      expires July 2010
                                      56 contracts
                                     exercise price $220                                     $     (137,608)
------------------------------------------------------------------------------------------------------------
                                     Arvinmeritor, Inc.
                                      expires June 2010
                                      278 contracts
                                     exercise price $2.10                                    $     (127,178)
------------------------------------------------------------------------------------------------------------
                                     Marvell Technology Group, Ltd.
                                      expires May 2010
                                      576 contracts
                                     exercise price $22.50                                   $      (19,964)
------------------------------------------------------------------------------------------------------------
                                     Total Written Options - Calls (Premiums received        $     (284,750)
                                     $148,023)


Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)
                                                                          Level 2 - Other              Level 3 -
                                                Level 1 - Quoted          Significant Observable       Significant
                                                Prices                    Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Aspen Global Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------
Common Stock
---------------------------------------------------------------------------------------------------------------------------
E-Commerce/Sevices                              $         1,042,345        $          1,174,079         $                -
---------------------------------------------------------------------------------------------------------------------------
All Other                                               127,413,536                           -                          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Money Market                                                      -                     277,272                          -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                 $       128,455,881        $          1,451,351         $                -
---------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:               $                 -        $              8,159         $                -
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:                   $(6,397,537)       $                  -         $                -
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio         $                 -        $            (60,630)        $                -
---------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                          $    26,645,256

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.4%
Aerospace and Defense - 2.8%
             8,670  Boeing Co.                                                                             $                 629,529
            19,915  Empresa Brasileira de Aeronautica S.A. (ADR)                                                             477,163
                                                                                                                           1,106,692
Agricultural Chemicals - 3.2%
             4,680  Monsanto Co.                                                                                             334,246
            16,330  Syngenta A.G. (ADR)**                                                                                    906,478
                                                                                                                           1,240,724
Applications Software - 0.5%
             6,210  Microsoft Corp.                                                                                          181,767
Athletic Footwear - 2.1%
            11,195  NIKE, Inc. - Class B                                                                                     822,833
Automotive - Cars and Light Trucks - 0.8%
             6,345  Daimler A.G.*,**                                                                                         298,278
Brewery - 2.5%
            19,276  Anheuser-Busch InBev N.V.**                                                                              970,868
            44,576  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                   421
                                                                                                                             971,289
Cable Television - 1.2%
            14,142  DIRECTV-Class A*                                                                                         478,141
Casino Hotels - 0.3%
            16,189  Crown, Ltd.                                                                                              121,487
Cellular Telecommunications - 0.7%
            11,445  Vodafone Group PLC**                                                                                     266,554
Commercial Banks - 2.9%
             8,900  ICICI Bank, Ltd. (ADR)                                                                                   380,030
            12,715  Itau Unibanco Holding S.A. (ADR)                                                                         279,603
            17,801  Standard Chartered PLC**                                                                                 485,492
                                                                                                                           1,145,125
Commercial Services - Finance - 1.4%
             4,840  Paychex, Inc.                                                                                            148,588
            24,060  Western Union Co.                                                                                        408,058
                                                                                                                             556,646
Computers - 5.2%
             2,692  Apple, Inc.*                                                                                             632,432
             5,965  International Business Machines Corp.                                                                    765,011
             8,465  Research In Motion, Ltd. (U.S. Shares)*                                                                  625,987
                                                                                                                           2,023,430
Cosmetics and Toiletries - 1.1%
             4,860  Colgate-Palmolive Co.                                                                                    414,364
Diversified Banking Institutions - 7.2%
            33,506  Bank of America Corp.                                                                                    598,082
            16,105  Credit Suisse Group A.G. (ADR)**                                                                         827,475
             2,085  Goldman Sachs Group, Inc.                                                                                355,764
            35,625  Morgan Stanley                                                                                         1,043,455
                                                                                                                           2,824,776
Diversified Operations - 1.9%
            56,000  China Merchants Holdings International Co., Ltd.                                                         206,285
             5,830  Danaher Corp.                                                                                            465,876
           197,000  Melco International Development, Ltd.*                                                                    88,300
                                                                                                                             760,461
E-Commerce/Services - 1.4%
            17,000  eBay, Inc.*                                                                                              458,150
             4,915  Liberty Media Corp. - Interactive - Class A*                                                              75,249
                                                                                                                             533,399
Electronic Components - Semiconductors - 0.8%
             3,355  Broadcom Corp. - Class A                                                                                 111,319
             7,540  Microchip Technology, Inc.                                                                               212,326
                                                                                                                             323,645
Electronic Connectors - 0.8%
             7,600  Amphenol Corp. - Class A                                                                                 320,644
Enterprise Software/Services - 2.4%
            37,355  Oracle Corp.                                                                                             959,650
Fiduciary Banks - 0.3%
             2,017  Northern Trust Corp.                                                                                     111,459
Finance - Investment Bankers/Brokers - 0.7%
            14,201  Charles Schwab Corp.                                                                                     265,417
Finance - Other Services - 0.8%
            10,315  NYSE Euronext                                                                                            305,427
Food - Miscellaneous/Diversified - 2.8%
            21,537  Nestle S.A.**                                                                                          1,103,309
Food - Retail - 0.8%
            45,019  Tesco PLC**                                                                                              297,442
Industrial Gases - 1.0%
             4,645  Praxair, Inc.                                                                                            385,535
Medical - Biomedical and Genetic - 2.5%
             8,570  Celgene Corp.*                                                                                           530,997
            10,210  Gilead Sciences, Inc.*                                                                                   464,351
                                                                                                                             995,348
Medical - Drugs - 4.8%
             9,685  Abbott Laboratories                                                                                      510,206
            23,875  Bristol-Myers Squibb Co.                                                                                 637,463
             4,459  Roche Holding A.G.**                                                                                     723,355
                                                                                                                           1,871,024
Medical - HMO - 1.0%
            11,605  UnitedHealth Group, Inc.                                                                                 379,135
Medical Products - 4.3%
            11,070  Baxter International, Inc.                                                                               644,274
             8,355  Covidien PLC (U.S. Shares)**                                                                             420,089
             9,610  Johnson & Johnson                                                                                        626,572
                                                                                                                           1,690,935
Metal Processors and Fabricators - 1.1%
             3,350  Precision Castparts Corp.                                                                                424,479
Multi-Line Insurance - 0.8%
             6,350  ACE, Ltd. (U.S. Shares)**                                                                                332,105
Networking Products - 1.1%
            17,280  Cisco Systems, Inc.*                                                                                     449,798
Oil and Gas Drilling - 0.8%
             3,565  Transocean, Ltd. (U.S. Shares)*,**                                                                       307,945
Oil Companies - Exploration and Production - 6.0%
            24,893  EnCana Corp. (U.S. Shares)                                                                               772,430
             7,350  EOG Resources, Inc.                                                                                      683,109
            10,685  Occidental Petroleum Corp.                                                                               903,309
                                                                                                                           2,358,848
Oil Companies - Integrated - 5.8%
            24,893  Cenovus Energy, Inc.                                                                                     652,446
            13,264  Hess Corp.                                                                                               829,663
            19,994  Petroleo Brasileiro S.A. (U.S. Shares)                                                                   791,562
                                                                                                                           2,273,671
Optical Supplies - 1.8%
             4,405  Alcon, Inc. (U.S. Shares)**                                                                              711,672
Power Converters and Power Supply Equipment - 0.4%
            10,640  Suntech Power Holdings Co., Ltd. (ADR)*                                                                  149,173
Real Estate Operating/Development - 0.8%
            81,765  Hang Lung Properties, Ltd.                                                                               329,630
Retail - Building Products - 1.6%
            19,921  Home Depot, Inc.                                                                                         644,444
Retail - Discount - 0.7%
             5,045  Target Corp.                                                                                             265,367
Retail - Drug Store - 0.9%
             9,881  CVS Caremark Corp.                                                                                       361,249
Retail - Jewelry - 1.1%
             8,980  Tiffany & Co.                                                                                            426,460
Retail - Regional Department Stores - 1.1%
             7,625  Kohl's Corp.*                                                                                            417,698
Semiconductor Components/Integrated Circuits - 0.5%
            10,185  Marvell Technology Group, Ltd.*                                                                          207,570
Soap and Cleaning Preparations - 1.7%
            12,301  Reckitt Benckiser Group PLC**                                                                            675,083
Telecommunication Equipment - Fiber Optics - 1.7%
            32,566  Corning, Inc.                                                                                            658,159
Television - 1.5%
            42,210  CBS Corp. - Class B                                                                                      588,407
Tobacco - 3.6%
            20,310  Altria Group, Inc.                                                                                       416,761
            18,850  Philip Morris International, Inc.                                                                        983,216
                                                                                                                           1,399,977
Toys - 0.4%
             7,260  Mattel, Inc.                                                                                             165,092
Transportation - Railroad - 1.2%
             6,355  Union Pacific Corp.                                                                                      465,822
Wireless Equipment - 1.6%
            15,200  QUALCOMM, Inc.                                                                                           638,248
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $29,758,728)                                                                                     37,005,833
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 2.3%
Automotive - Cars and Light Trucks - 0.6%
   $       168,000  Ford Motor Co., 4.2500%, 11/15/16                                                                        251,370
Building - Residential and Commercial - 0.2%
            78,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                    74,880
Power Converters and Power Supply Equipment - 1.2%
           276,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                            229,770
           287,000  Suntech Power Holdings Co. Ltd. (144A), 3.0000%, 3/15/13                                                 244,668
                                                                                                                             474,438
REIT - Warehouse/Industrial - 0.3%
            99,000  ProLogis, 3.2500%, 3/15/15                                                                                99,495
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $879,846)                                                                                        900,183
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Metal - Copper - 0.9%
             3,210  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $325,683)                               372,264
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 2.4%
                  U.S. Treasury Notes/Bonds:
$          213,000  2.7500%, 7/31/10                                                                                         214,814
           296,000  1.5000%, 10/31/10                                                                                        298,058
           213,000  4.8750%, 7/31/11                                                                                         225,056
           213,000  3.3750%, 7/31/13                                                                                         224,149
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $944,192)                                                                              962,077
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $31,908,449) - 100%                                                          $              39,240,357
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                          $   121,487              0.3%
Belgium                                                971,289              2.5%
Bermuda                                                207,570              0.5%
Brazil                                               1,548,329              3.9%
Canada                                               2,050,862              5.2%
Cayman Islands                                         623,610              1.6%
Germany                                                298,279              0.8%
Hong Kong                                              624,215              1.6%
India                                                  380,030              1.0%
Ireland                                                420,089              1.1%
Switzerland                                          4,912,339             12.5%
United Kingdom                                       1,724,571              4.4%
United States                                       25,357,687             64.6%
--------------------------------------------------------------------------------
Total                                              $39,240,357            100.0%


Forward Currency Contracts, Open
As of March 31, 2010 (unaudited)

Currency Sold and Settlement Date           Currency Units Sold        Currency Value in U.S.$          Unrealized Gain/Loss
------------------------------------------------------------------------------------------------------------------------------------
British Pound 4/8/10                          245,000                  $    91,036                      $     (664)
British Pound 4/22/10                       7,367,000                      371,691                          13,944
British Pound 5/6/10                          279,000                      423,232                          (4,029)
Euro 4/8/10                                    85,000                      114,792                           3,358
Euro 4/22/10                                  119,000                      160,712                           2,328
Euro 5/6/10                                   120,000                      162,064                           2,331
Swiss Franc 4/22/2010                         595,000                      564,555                          (8,891)
Swiss Franc 5/6/2010                          523,000                      496,305                          (2,806)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                  $ 2,384,387                       $   5,571


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)

                                            Level 1 - Quoted Prices    Level 2 - Other Significant         Level 3 - Significant
                                                                       Observable Instances                Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Growth and Income Portfolio
Common Stock
Aerospace and Defense                                  629,529                    477,163                              -
Agricultural Chemicals                                 334,246                    906,478                              -
Cellular Telecommunications                                  -                    266,554                              -
Commercial Banks                                       485,492                    659,633                              -
Diversified Banking Institutions                     1,997,301                    827,475                              -
Oil Companies - Integrated                           1,482,109                    791,562                              -
Power Converters and Power Supply Equipment                  -                    149,173                              -
All Other                                           27,999,118                          -                              -

Corporate Bonds                                              -                    900,183                              -

Preferred Stock                                              -                    372,264                              -

U.S. Treasury Notes/Bonds                                    -                    962,077                              -

Total Investments in Securities                     32,927,795                  6,312,562                              -
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                         $  8,326,567

Janus Aspen INTECH Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.3%
Advertising Agencies - 0.4%
               800  Interpublic Group of Companies, Inc.*                                                  $                   6,656
               700  Omnicom Group, Inc.                                                                                       27,167
                                                                                                                              33,823
Aerospace and Defense - 0.6%
               100  Boeing Co.                                                                                                 7,261
               200  General Dynamics Corp.                                                                                    15,440
               100  Northrop Grumman Corp.                                                                                     6,557
               400  Rockwell Collins, Inc.                                                                                    25,036
                                                                                                                              54,294
Aerospace and Defense - Equipment - 0.7%
               700  B.F. Goodrich Co.                                                                                         49,364
               200  United Technologies Corp.                                                                                 14,722
                                                                                                                              64,086
Agricultural Chemicals - 0.1%
               100  CF Industries Holdings, Inc.                                                                               9,118
Agricultural Operations - 0.1%
               400  Archer-Daniels-Midland Co.                                                                                11,560
Airlines - 0.2%
             1,100  Southwest Airlines Co.                                                                                    14,542
Apparel Manufacturers - 0.8%
             1,000  Coach, Inc.                                                                                               39,520
               400  Polo Ralph Lauren Corp.                                                                                   34,016
                                                                                                                              73,536
Appliances - 0.1%
               100  Whirlpool Corp.                                                                                            8,725
Applications Software - 2.5%
               500  Citrix Systems, Inc.*                                                                                     23,735
               100  Intuit, Inc.*                                                                                              3,434
             5,100  Microsoft Corp.                                                                                          149,277
               900  Red Hat, Inc.*                                                                                            26,343
               300  Salesforce.com, Inc.*                                                                                     22,335
                                                                                                                             225,124
Athletic Footwear - 0.1%
               100  NIKE, Inc. - Class B                                                                                       7,350
Audio and Video Products - 0.2%
               300  Harman International Industries, Inc.*                                                                    14,034
Automotive - Cars and Light Trucks - 0.3%
             1,900  Ford Motor Co.*                                                                                           23,883
Automotive - Truck Parts and Equipment - Original - 0.3%
               800  Johnson Controls, Inc.                                                                                    26,392
Beverages - Non-Alcoholic - 2.6%
             1,600  Coca-Cola Co.                                                                                             88,000
             1,500  Coca-Cola Enterprises, Inc.                                                                               41,490
             1,200  Dr. Pepper Snapple Group, Inc.                                                                            42,204
               845  PepsiCo, Inc.                                                                                             55,905
                                                                                                                             227,599
Beverages - Wine and Spirits - 0.2%
               800  Constellation Brands, Inc. - Class A*                                                                     13,152
Brewery - 0.2%
               400  Molson Coors Brewing Co. - Class B                                                                        16,824
Broadcast Services and Programming - 0.5%
               500  Discovery Holding Co. - Class A*                                                                          16,895
               700  Scripps Networks Interactive, Inc. - Class A                                                              31,045
                                                                                                                              47,940
Cable/Satellite TV - 0.9%
             1,300  Comcast Corp. - Class A                                                                                   24,466
               300  DIRECTV Group, Inc. - CLASS A*                                                                            10,143
               900  Time Warner Cable, Inc. - Class A                                                                         47,979
                                                                                                                              82,588
Casino Services - 0%
               200  International Game Technology                                                                              3,690
Chemicals - Diversified - 0.9%
               200  Dow Chemical Co.                                                                                           5,914
             1,000  E.I. du Pont de Nemours & Co.                                                                             37,240
               600  PPG Industries, Inc.                                                                                      39,240
                                                                                                                              82,394
Chemicals - Specialty - 0.4%
               400  Eastman Chemical Co.                                                                                      25,472
               100  International Flavors & Fragrances, Inc.                                                                   4,767
               100  Sigma-Aldrich Corp.                                                                                        5,366
                                                                                                                              35,605
Commercial Banks - 0.4%
               300  BB&T Corp.                                                                                                 9,717
               100  M&T Bank Corp.                                                                                             7,938
               400  Marshall & Ilsley Corp.                                                                                    3,220
             1,300  Regions Financial Corp.                                                                                   10,205
               100  Zions Bancorporation                                                                                       2,182
                                                                                                                              33,262
Commercial Services - Finance - 1.8%
               100  Equifax, Inc.                                                                                              3,580
               800  H&R Block, Inc.                                                                                           14,240
               100  MasterCard, Inc. - Class A                                                                                25,400
             1,000  Total System Services, Inc.                                                                               15,660
             1,000  Visa, Inc. - Class A                                                                                      91,030
               600  Western Union Co.                                                                                         10,176
                                                                                                                             160,086
Computer Aided Design - 0.1%
               300  Autodesk, Inc.*                                                                                            8,826
Computer Services - 1.2%
             1,400  Cognizant Technology Solutions Corp.*                                                                     71,372
               600  Computer Sciences Corp.*                                                                                  32,694
                                                                                                                             104,066
Computers - 6.2%
               800  Apple, Inc.*                                                                                             187,944
             3,200  Dell, Inc.*                                                                                               48,032
             2,200  Hewlett-Packard Co.                                                                                      116,930
             1,500  International Business Machines Corp.                                                                    192,375
                                                                                                                             545,281
Computers - Integrated Systems - 0.5%
             1,400  Terdata Corp.*                                                                                            40,446
Computers - Memory Devices - 1.2%
             1,100  EMC Corp.*                                                                                                19,844
             1,700  NetApp, Inc.*                                                                                             55,352
               900  Western Digital Corp.*                                                                                    35,091
                                                                                                                             110,287
Computers - Peripheral Equipment - 0.2%
               400  Lexmark International, Inc. - Class A*                                                                    14,432
Consumer Products - Miscellaneous - 0.1%
               100  Kimberly-Clark Corp.                                                                                       6,288
Containers - Metal and Glass - 0.3%
               300  Ball Corp.                                                                                                16,014
               200  Owens-Illinois, Inc.*                                                                                      7,108
                                                                                                                              23,122
Containers - Paper and Plastic - 0.2%
               700  Sealed Air Corp.                                                                                          14,756
Cosmetics and Toiletries - 1.8%
             1,400  Avon Products, Inc.                                                                                       47,418
               200  Colgate-Palmolive Co.                                                                                     17,052
               300  Estee Lauder Cos., Inc. - Class A                                                                         19,461
             1,227  Procter & Gamble Co.                                                                                      77,632
                                                                                                                             161,563
Cruise Lines - 0%
               100  Carnival Corp. (U.S. Shares)                                                                               3,888
Data Processing and Management - 0.6%
             1,300  Fidelity National Information Services, Inc.                                                              30,472
               500  Fiserv, Inc.*                                                                                             25,380
                                                                                                                              55,852
Dental Supplies and Equipment - 0.3%
               100  Dentsply International, Inc.                                                                               3,485
               700  Patterson Companies, Inc.                                                                                 21,735
                                                                                                                              25,220
Dialysis Centers - 0.1%
               200  DaVita, Inc.*                                                                                             12,680
Distribution/Wholesale - 0.1%
               100  W.W. Grainger, Inc.                                                                                       10,812
Diversified Banking Institutions - 2.4%
             2,480  Bank of America Corp.                                                                                     44,268
             1,300  Citigroup, Inc.*                                                                                           5,265
               400  Goldman Sachs Group, Inc.                                                                                 68,252
             1,830  JPMorgan Chase & Co.                                                                                      81,893
               400  Morgan Stanley                                                                                            11,716
                                                                                                                             211,394
Diversified Operations - 3.0%
               600  3M Co.                                                                                                    50,142
               100  Dover Corp.                                                                                                4,675
               200  Eaton Corp.                                                                                               15,154
             6,900  General Electric Co.                                                                                     125,580
               500  Honeywell International, Inc.                                                                             22,635
               400  Illinois Tool Works, Inc.                                                                                 18,944
               400  Leggett & Platt, Inc.                                                                                      8,656
               100  Parker Hannifin Corp.                                                                                      6,474
               500  Textron, Inc.                                                                                             10,615
                                                                                                                             262,875
E-Commerce/Products - 0.6%
               400  Amazon.com, Inc.*                                                                                         54,292
E-Commerce/Services - 1.6%
             2,200  eBay, Inc.*                                                                                               59,290
             1,200  Expedia, Inc.                                                                                             29,952
               200  Priceline.com, Inc.*                                                                                      51,000
                                                                                                                             140,242
Electric - Generation - 0.6%
             5,100  AES Corp.*                                                                                                56,100
Electric - Integrated - 1.0%
               200  CMS Energy Corp.                                                                                           3,092
               600  Constellation Energy Group, Inc.                                                                          21,066
               300  DTE Energy Co.                                                                                            13,380
               400  FPL Group, Inc.                                                                                           19,332
               300  Integrys Energy Group, Inc.                                                                               14,214
               400  Pepco Holdings, Inc.                                                                                       6,860
               100  PG&E Corp.                                                                                                 4,242
               100  Public Service Enterprise Group, Inc.                                                                      2,952
               400  TECO Energy, Inc.                                                                                          6,356
                                                                                                                              91,494
Electric Products - Miscellaneous - 0.1%
               400  Molex, Inc.                                                                                                8,344
Electronic Components - Semiconductors - 2.7%
             1,300  Advanced Micro Devices, Inc.*                                                                             12,051
               100  Altera Corp.                                                                                               2,431
               800  Broadcom Corp. - Class A                                                                                  26,544
             2,600  Intel Corp.                                                                                               57,876
             1,100  LSI Corp.*                                                                                                 6,732
             1,000  Microchip Technology, Inc.                                                                                28,160
               200  Micron Technology, Inc.                                                                                    2,078
               800  National Semiconductor Corp.                                                                              11,560
               100  Nvidia Corp.*                                                                                              1,738
               500  QLogic Corp.*                                                                                             10,150
             2,900  Texas Instruments, Inc.                                                                                   70,963
               300  Xilinx, Inc.                                                                                               7,650
                                                                                                                             237,933
Electronic Connectors - 0.1%
               200  Amphenol Corp. - Class A                                                                                   8,438
Electronic Forms - 0.4%
             1,000  Adobe Systems, Inc.*                                                                                      35,370
Electronic Measuring Instruments - 0.7%
             1,600  Agilent Technologies, Inc.*                                                                               55,024
               400  FLIR Systems, Inc.*                                                                                       11,280
                                                                                                                              66,304
Engineering - Research and Development Services - 0.1%
               100  Fluor Corp.                                                                                                4,651
Enterprise Software/Services - 1.1%
               400  BMC Software, Inc.*                                                                                       15,200
             3,076  Oracle Corp.                                                                                              79,022
                                                                                                                              94,222
Fiduciary Banks - 0.2%
               300  Bank of New York Mellon Corp.                                                                              9,264
               100  State Street Corp.                                                                                         4,514
                                                                                                                              13,778
Filtration and Separations Products - 0%
               100  Pall Corp.                                                                                                 4,049
Finance - Consumer Loans - 0.2%
             1,300  SLM Corp.*                                                                                                16,276
Finance - Credit Card - 0.7%
             1,000  American Express Co.                                                                                      41,260
             1,200  Discover Financial Services                                                                               17,880
                                                                                                                              59,140
Finance - Other Services - 0.4%
               100  CME Group, Inc.                                                                                           31,611
               200  NYSE Euronext                                                                                              5,922
                                                                                                                              37,533
Food - Confectionery - 0.3%
               500  J.M. Smucker Co.                                                                                          30,130
Food - Meat Products - 0.3%
               200  Hormel Foods Corp.                                                                                         8,402
             1,100  Tyson Foods, Inc. - Class A                                                                               21,065
                                                                                                                              29,467
Food - Miscellaneous/Diversified - 1.2%
               300  Campbell Soup Co.                                                                                         10,605
               400  ConAgra Foods, Inc.                                                                                       10,028
               400  General Mills, Inc.                                                                                       28,316
               300  H.J. Heinz Co.                                                                                            13,683
               300  Kellogg Co.                                                                                               16,029
               400  Kraft Foods, Inc. - Class A                                                                               12,096
             1,300  Sara Lee Corp.                                                                                            18,109
                                                                                                                             108,866
Food - Retail - 0.2%
               500  Whole Foods Market, Inc.*                                                                                 18,075
Gas - Distribution - 0.3%
               300  CenterPoint Energy, Inc.                                                                                   4,308
               900  NiSource, Inc.                                                                                            14,220
               100  Sempra Energy                                                                                              4,990
                                                                                                                              23,518
Home Decoration Products - 0.2%
             1,000  Newell Rubbermaid, Inc.                                                                                   15,200
Hotels and Motels - 0.3%
               510  Marriott International, Inc. - Class A                                                                    16,075
               200  Starwood Hotels & Resorts Worldwide, Inc.                                                                  9,328
               200  Wyndham Worldwide Corp.                                                                                    5,146
                                                                                                                              30,549
Human Resources - 0.1%
               400  Monster Worldwide, Inc.*                                                                                   6,644
Independent Power Producer - 0.2%
               700  NRG Energy, Inc.*                                                                                         14,630
Industrial Automation and Robotics - 0.4%
               700  Rockwell Automation, Inc.                                                                                 39,452
Industrial Gases - 0.7%
               700  Air Products & Chemicals, Inc.                                                                            51,765
               100  Praxair, Inc.                                                                                              8,300
                                                                                                                              60,065
Instruments - Scientific - 0.7%
               800  PerkinElmer, Inc.                                                                                         19,120
               300  Thermo Fisher Scientific, Inc.*                                                                           15,432
               400  Waters Corp.*                                                                                             27,016
                                                                                                                              61,568
Insurance Brokers - 0.1%
               500  Marsh & McLennan Cos., Inc.                                                                               12,210
Internet Security - 0.1%
               200  McAfee, Inc.*                                                                                              8,026
Investment Management and Advisory Services - 1.0%
               300  Ameriprise Financial, Inc.                                                                                13,608
               100  Federated Investors, Inc. - Class B                                                                        2,638
               500  Franklin Resources, Inc.                                                                                  55,450
               200  INVESCO, Ltd.                                                                                              4,382
               200  Legg Mason, Inc.                                                                                           5,734
               200  T. Rowe Price Group, Inc.                                                                                 10,986
                                                                                                                              92,798
Life and Health Insurance - 0.3%
               200  AFLAC, Inc.                                                                                               10,858
               100  Lincoln National Corp.                                                                                     3,070
               200  Principal Financial Group, Inc.                                                                            5,842
               100  Prudential Financial, Inc.                                                                                 6,050
                                                                                                                              25,820
Machinery - Construction and Mining - 0.6%
               800  Caterpillar, Inc.                                                                                         50,280
Machinery - Farm - 0.1%
               100  Deere & Co.                                                                                                5,946
Machinery - Pumps - 0.1%
               100  Flowserve Corp.                                                                                           11,027
Medical - Biomedical and Genetic - 1.1%
               300  Amgen, Inc.*                                                                                              17,928
               200  Celgene Corp.*                                                                                            12,392
             1,000  Life Technologies Corp.*                                                                                  52,270
               100  Millipore Corp.*                                                                                          10,560
                                                                                                                              93,150
Medical - Drugs - 2.5%
               200  Abbott Laboratories                                                                                       10,536
               200  Allergan, Inc.                                                                                            13,064
               500  Bristol-Myers Squibb Co.                                                                                  13,350
               300  Forest Laboratories, Inc.*                                                                                 9,408
               800  King Pharmaceuticals, Inc.*                                                                                9,408
             2,614  Merck & Co., Inc.                                                                                         97,633
             4,159  Pfizer, Inc.                                                                                              71,327
                                                                                                                             224,726
Medical - Generic Drugs - 0.4%
             1,000  Mylan, Inc.*                                                                                              22,710
               400  Watson Pharmaceuticals, Inc.*                                                                             16,708
                                                                                                                              39,418
Medical - HMO - 1.5%
               100  Aetna, Inc.                                                                                                3,511
             1,100  CIGNA Corp.                                                                                               40,238
             1,000  Coventry Health Care, Inc.*                                                                               24,720
               300  Humana, Inc.*                                                                                             14,031
               300  UnitedHealth Group, Inc.                                                                                   9,801
               600  WellPoint, Inc.*                                                                                          38,628
                                                                                                                             130,929
Medical - Hospitals - 0.2%
             3,500  Tenet Healthcare Corp.*                                                                                   20,020
Medical - Wholesale Drug Distributors - 0.9%
               500  AmerisourceBergen Corp.                                                                                   14,460
               200  Cardinal Health, Inc.                                                                                      7,206
               900  McKesson Corp.                                                                                            59,148
                                                                                                                              80,814
Medical Instruments - 0.8%
             1,300  Boston Scientific Corp.*                                                                                   9,386
               100  Intuitive Surgical, Inc.*                                                                                 34,813
               400  Medtronic, Inc.                                                                                           18,012
               300  St. Jude Medical, Inc.*                                                                                   12,315
                                                                                                                              74,526
Medical Products - 2.5%
               400  Carefusion Corp.*                                                                                         10,572
               800  Hospira, Inc.*                                                                                            45,320
             1,800  Johnson & Johnson                                                                                        117,360
               200  Stryker Corp.                                                                                             11,444
               100  Varian Medical Systems, Inc.*                                                                              5,533
               500  Zimmer Holdings, Inc.*                                                                                    29,600
                                                                                                                             219,829
Metal - Copper - 0.1%
               100  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                             8,354
Metal Processors and Fabricators - 0.3%
               200  Precision Castparts Corp.                                                                                 25,342
Motorcycle and Motor Scooter Manufacturing - 0%
               100  Harley-Davidson, Inc.                                                                                      2,807
Multi-Line Insurance - 1.4%
               400  Allstate Corp.                                                                                            12,924
               300  American International Group, Inc.*                                                                       10,242
               100  Assurant, Inc.                                                                                             3,438
             2,000  Genworth Financial, Inc. - Class A*                                                                       36,680
               900  Loews Corp.                                                                                               33,552
             1,600  XL Capital, Ltd. - Class A                                                                                30,240
                                                                                                                             127,076
Multimedia - 2.3%
               900  McGraw-Hill Cos., Inc.                                                                                    32,085
               300  Meredith Corp.                                                                                            10,323
             2,300  News Corp. - Class A                                                                                      33,143
             1,133  Time Warner, Inc.                                                                                         35,429
             1,900  Viacom, Inc. - Class B*                                                                                   65,322
               900  Walt Disney Co.                                                                                           31,419
                                                                                                                             207,721
Networking Products - 1.5%
             4,700  Cisco Systems, Inc.*                                                                                     122,341
               300  Juniper Networks, Inc.*                                                                                    9,204
                                                                                                                             131,545
Non-Hazardous Waste Disposal - 0%
               100  Republic Services, Inc.                                                                                    2,902
Office Automation and Equipment - 0.1%
               493  Xerox Corp.                                                                                                4,807
Office Supplies and Forms - 0.2%
               500  Avery Dennison Corp.                                                                                      18,205
Oil - Field Services - 1.5%
               200  Baker Hughes, Inc.                                                                                         9,368
             1,400  BJ Services Co.                                                                                           29,960
             1,200  Halliburton Co.                                                                                           36,156
               900  Schlumberger, Ltd. (U.S. Shares)                                                                          57,114
                                                                                                                             132,598
Oil and Gas Drilling - 0.3%
               200  Diamond Offshore Drilling, Inc.                                                                           17,762
               200  Helmerich & Payne, Inc.                                                                                    7,616
               100  Rowan Cos., Inc.*                                                                                          2,911
                                                                                                                              28,289
Oil Companies - Exploration and Production - 1.2%
               300  Anadarko Petroleum Corp.                                                                                  21,849
               100  Chesapeake Energy Corp.                                                                                    2,364
               400  EQT Corp.                                                                                                 16,400
               100  Noble Energy, Inc.                                                                                         7,300
               500  Occidental Petroleum Corp.                                                                                42,270
               100  Pioneer Natural Resources Co.                                                                              5,632
               100  Range Resources Corp.                                                                                      4,687
               100  Southwestern Energy Co.*                                                                                   4,072
                                                                                                                             104,574
Oil Companies - Integrated - 6.2%
             1,365  Chevron Corp.                                                                                            103,508
               500  ConocoPhillips                                                                                            25,585
             6,200  Exxon Mobil Corp.                                                                                        415,275
               100  Murphy Oil Corp.                                                                                           5,619
                                                                                                                             549,987
Oil Field Machinery and Equipment - 0.6%
               400  Cameron International Corp.*                                                                              17,144
               300  FMC Technologies, Inc.*                                                                                   19,389
               300  National Oilwell Varco, Inc.                                                                              12,174
                                                                                                                              48,707
Paper and Related Products - 0.4%
               400  International Paper Co.                                                                                    9,844
             1,100  MeadWestvaco Corp.                                                                                        28,105
                                                                                                                              37,949
Pharmacy Services - 0.7%
               300  Express Scripts, Inc. - Class A*                                                                          30,528
               534  Medco Health Solutions, Inc.*                                                                             34,475
                                                                                                                              65,003
Pipelines - 0.4%
               200  Oneok, Inc.                                                                                                9,130
               800  Spectra Energy Corp.                                                                                      18,024
               200  Williams Companies, Inc.                                                                                   4,620
                                                                                                                              31,774
Printing - Commercial - 0.2%
               700  R.R. Donnelley & Sons Co.                                                                                 14,945
Property and Casualty Insurance - 0.1%
               300  Progressive Corp.                                                                                          5,727
               100  Travelers Cos., Inc.                                                                                       5,394
                                                                                                                              11,121
Publishing - Newspapers - 0.1%
               400  Gannett Company, Inc.                                                                                      6,608
               400  New York Times Co. - Class A*                                                                              4,452
                                                                                                                              11,060
Real Estate Management/Services - 0.1%
               500  CB Richard Ellis Group, Inc. - Class A*                                                                    7,925
Reinsurance - 0.2%
               247  Berkshire Hathaway, Inc. - Class B*                                                                       20,074
REIT - Apartments - 0.1%
               200  Apartment Investment & Management Co. - Class A                                                            3,682
               100  Avalonbay Communities, Inc.                                                                                8,635
                                                                                                                              12,317
REIT - Health Care - 0.1%
               100  Heath Care REIT, Inc.                                                                                      4,523
               100  Ventas, Inc.                                                                                               4,748
                                                                                                                               9,271
REIT - Hotels - 0%
                35  Host Hotels & Resorts, Inc.                                                                                  513
REIT - Regional Malls - 0.1%
               111  Simon Property Group, Inc.                                                                                 9,313
Retail - Apparel and Shoe - 1.0%
               100  Abercrombie & Fitch Co. - Class A                                                                          4,564
               600  Gap, Inc.                                                                                                 13,866
             1,300  Limited Brands, Inc.                                                                                      32,006
               100  Nordstrom, Inc.                                                                                            4,085
               300  Ross Stores, Inc.                                                                                         16,041
               400  Urban Outfitters, Inc.*                                                                                   15,212
                                                                                                                              85,774
Retail - Auto Parts - 0.1%
               300  O'Reilly Automotive, Inc.*                                                                                12,513
Retail - Automobile - 0%
               100  Auto Nation, Inc.*                                                                                         1,808
Retail - Bedding - 0.2%
               400  Bed Bath & Beyond, Inc.*                                                                                  17,504
Retail - Building Products - 0.2%
               500  Home Depot, Inc.                                                                                          16,175
Retail - Consumer Electronics - 0.2%
               200  Best Buy Co., Inc.                                                                                         8,508
               400  RadioShack Corp.                                                                                           9,052
                                                                                                                              17,560
Retail - Discount - 0.8%
               300  Big Lots, Inc.*                                                                                           10,926
               200  Costco Wholesale Corp.                                                                                    11,942
               200  Target Corp.                                                                                              10,520
               700  Wal-Mart Stores, Inc.                                                                                     38,920
                                                                                                                              72,308
Retail - Drug Store - 0.8%
               802  CVS Caremark Corp.                                                                                        29,321
             1,100  Walgreen Co.                                                                                              40,799
                                                                                                                              70,120
Retail - Jewelry - 0.3%
               600  Tiffany & Co.                                                                                             28,494
Retail - Major Department Stores - 0.9%
               400  JC Penney Co., Inc.                                                                                       12,868
               100  Sears Holdings Corp.*                                                                                     10,843
             1,400  TJX Cos., Inc.                                                                                            59,528
                                                                                                                              83,239
Retail - Office Supplies - 0.2%
               800  Office Depot, Inc.*                                                                                        6,384
               400  Staples, Inc.                                                                                              9,356
                                                                                                                              15,740
Retail - Regional Department Stores - 0.5%
               700  Kohl's Corp.*                                                                                             38,346
               100  Macy's, Inc.                                                                                               2,177
                                                                                                                              40,523
Retail - Restaurants - 0.8%
               100  Darden Restaurants, Inc.                                                                                   4,454
               100  McDonald's Corp.                                                                                           6,672
             2,500  Starbucks Corp.                                                                                           60,675
                                                                                                                              71,801
Schools - 0.2%
               300  Devry, Inc.                                                                                               19,560
Semiconductor Components/Integrated Circuits - 0.4%
             1,200  Analog Devices, Inc.                                                                                      34,584
               100  Linear Technology Corp.                                                                                    2,828
                                                                                                                              37,412
Semiconductor Equipment - 0.6%
               300  Applied Materials, Inc.                                                                                    4,044
             1,200  KLA-Tencor Corp.                                                                                          37,104
               400  Novellus Systems, Inc.*                                                                                   10,000
                                                                                                                              51,148
Steel - Producers - 0.1%
               100  Nucor Corp.                                                                                                4,538
Super-Regional Banks - 2.2%
               400  Capital One Financial Corp.                                                                               16,564
               300  Comerica, Inc.                                                                                            11,412
             3,000  Fifth Third Bancorp                                                                                       40,770
             4,900  Huntington Bancshares, Inc.                                                                               26,313
               300  PNC Financial Services Group, Inc.                                                                        17,910
               300  SunTrust Banks, Inc.                                                                                       8,037
               500  U.S. Bancorp                                                                                              12,940
             1,837  Wells Fargo & Co.                                                                                         57,167
                                                                                                                             191,113
Telecommunication Equipment - 0.3%
               300  Harris Corp.                                                                                              14,247
             1,700  Tellabs,Inc.                                                                                              12,869
                                                                                                                              27,116
Telecommunication Equipment - Fiber Optics - 0.1%
               500  Corning, Inc.                                                                                             10,105
Telephone - Integrated - 2.8%
             7,772  AT&T, Inc.                                                                                               200,829
               892  CenturyTel, Inc.                                                                                          31,630
               800  Sprint Nextel Corp.*                                                                                       3,040
               400  Verizon Communications, Inc.                                                                              12,408
                                                                                                                             247,907
Tobacco - 0.8%
               200  Altria Group, Inc.                                                                                         4,104
               200  Lorillard, Inc.                                                                                           15,048
               900  Philip Morris International, Inc.                                                                         46,944
               100  Reynolds American, Inc.                                                                                    5,398
                                                                                                                              71,494
Tools - Hand Held - 0.1%
               155  Stanley Works                                                                                              8,899
Toys - 0.1%
               300  Mattel, Inc.                                                                                               6,822
Transportation - Railroad - 0.6%
               600  CSX Corp.                                                                                                 30,540
               200  Norfolk Southern Corp.                                                                                    11,178
               100  Union Pacific Corp.                                                                                        7,330
                                                                                                                              49,048
Transportation - Services - 0.3%
               200  FedEx Corp.                                                                                               18,680
               100  Ryder System, Inc.                                                                                         3,876
                                                                                                                              22,556
Vitamins and Nutrition Products - 0.5%
               800  Mead Johnson Nutrition Co. - Class A                                                                      41,624
Web Portals/Internet Service Providers - 1.4%
               200  Google, Inc. - Class A*                                                                                  113,402
               800  Yahoo!, Inc.*                                                                                             13,224
                                                                                                                             126,626
Wireless Equipment - 1.4%
             8,400  Motorola, Inc.*                                                                                           58,968
             1,500  QUALCOMM, Inc.                                                                                            62,985
                                                                                                                             121,953
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,062,136)                                                                                       8,532,903
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.7%
           327,000  Janus Cash Liquidity Fund LLC, 0% (cost $327,000)                                                        327,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,389,136) - 100%                                                           $               8,859,903
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                 Value                         Securities
--------------------------------------------------------------------------------
Bermuda                                 $      4,382                      0.1%
Cayman Islands                                30,240                      0.3%
Netherlands Antilles                          57,114                      0.7%
Panama                                         3,888                      0.0%
United States++                            8,764,279                     98.9%
--------------------------------------------------------------------------------
Total                                   $  8,859,903                    100.0%

++    Includes Cash Equivalents (95.2% excluding Cash Equivalents)


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                                                              Level 2 - Other
                                                                              Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs          Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen INTECH Risk-Managed Core Portfolio
Common Stock                                       $ 8,532,903                 $        -                 $ -

Money Market                                                 -                    327,000                   -
Total Investments in Securities                    $ 8,532,903                 $  327,000                 $ -

Janus Aspen Janus Portfolio

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.5%
Aerospace and Defense - Equipment - 0.5%
           166,430  United Technologies Corp.                                                              $              12,250,912
Agricultural Chemicals - 1.1%
           243,465  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                29,057,548
Applications Software - 1.1%
           943,495  Microsoft Corp.                                                                                       27,616,099
Beverages - Non-Alcoholic - 0.4%
           211,745  Coca-Cola Co.                                                                                         11,645,975
Beverages - Wine and Spirits - 0.8%
         1,283,617  Diageo PLC**                                                                                          21,540,662
Brewery - 4.8%
         2,443,922  Anheuser-Busch InBev N.V.**                                                                          123,092,186
         2,113,456  Anheuser-Busch InBev N.V. - VVPR Strip*(,)**                                                              19,979
                                                                                                                         123,112,165
Building Products - Wood - 0.5%
           856,576  Masco Corp.                                                                                           13,294,060
Casino Hotels - 0.8%
         2,715,114  Crown, Ltd.**                                                                                         20,375,062
Commercial Banks - 0.8%
           929,628  ICICI Bank, Ltd.                                                                                      19,725,344
Computers - 8.5%
           479,638  Apple, Inc.*                                                                                         112,681,355
           712,320  International Business Machines Corp.                                                                 91,355,040
           225,881  Research In Motion, Ltd. (U.S. Shares)*                                                               16,703,900
                                                                                                                         220,740,295
Cosmetics and Toiletries - 1.3%
           407,180  Colgate-Palmolive Co.                                                                                 34,716,167
Diversified Banking Institutions - 4.1%
         1,444,809  Bank of America Corp.                                                                                 25,789,841
           193,805  Goldman Sachs Group, Inc.                                                                             33,068,947
           833,260  JPMorgan Chase & Co.                                                                                  37,288,385
           349,355  Morgan Stanley                                                                                        10,232,608
                                                                                                                         106,379,781
Diversified Operations - 3.5%
           487,455  Danaher Corp.                                                                                         38,952,529
           273,895  Illinois Tool Works, Inc.                                                                             12,971,667
         1,009,315  Tyco International, Ltd. (U.S. Shares)**                                                              38,606,299
                                                                                                                          90,530,495
E-Commerce/Services - 1.6%
         1,503,945  eBay, Inc.*                                                                                           40,531,318
Electric Products - Miscellaneous - 1.0%
           502,640  Emerson Electric Co.                                                                                  25,302,898
Electronic Components - Semiconductors - 0.7%
           794,011  Texas Instruments, Inc.                                                                               19,429,449
Electronic Connectors - 0.9%
           532,530  Amphenol Corp. - Class A                                                                              22,467,441
Enterprise Software/Services - 2.9%
         2,959,705  Oracle Corp.                                                                                          76,034,821
Food - Retail - 1.9%
         7,343,356  Tesco PLC**                                                                                           48,517,826
Forestry - 0.8%
           468,990  Weyerhaeuser Co.                                                                                      21,231,177
Gold Mining - 1.0%
           164,325  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 9,147,973
           315,660  Newmont Mining Corp.                                                                                  16,076,564
                                                                                                                          25,224,537
Industrial Gases - 1.3%
           398,145  Praxair, Inc.                                                                                         33,046,035
Investment Management and Advisory Services - 1.2%
           548,510  T. Rowe Price Group, Inc.                                                                             30,129,654
Life and Health Insurance - 0.4%
         1,244,050  Prudential PLC**                                                                                      10,334,523
Medical - Biomedical and Genetic - 5.3%
         1,429,671  Celgene Corp.*                                                                                        88,582,415
           177,345  Genzyme Corp.*                                                                                         9,191,791
           873,245  Gilead Sciences, Inc.*                                                                                39,715,183
                                                                                                                         137,489,389
Medical - Drugs - 2.6%
           322,585  Abbott Laboratories                                                                                   16,993,778
           962,320  Bristol-Myers Squibb Co.                                                                              25,693,944
           156,129  Roche Holding A.G.**                                                                                  25,327,824
                                                                                                                          68,015,546
Medical Instruments - 0.7%
           468,389  St. Jude Medical, Inc.*                                                                               19,227,368
Medical Products - 3.8%
           492,440  Baxter International, Inc.                                                                            28,660,008
         1,395,880  Covidien PLC (U.S. Shares)**                                                                          70,184,846
                                                                                                                          98,844,854
Metal Processors and Fabricators - 1.4%
           289,045  Precision Castparts Corp.                                                                             36,624,892
Multi-Line Insurance - 0.9%
           440,280  ACE, Ltd. (U.S. Shares)**                                                                             23,026,644
Networking Products - 4.5%
         4,496,697  Cisco Systems, Inc.*                                                                                 117,049,023
Oil Companies - Exploration and Production - 6.6%
           247,315  Apache Corp.                                                                                          25,102,473
           640,385  EOG Resources, Inc.                                                                                   59,517,382
         1,007,755  Occidental Petroleum Corp.                                                                            85,195,607
                                                                                                                         169,815,462
Oil Companies - Integrated - 1.5%
           956,415  Petroleo Brasileiro S.A. (U.S. Shares)                                                                37,864,470
Reinsurance - 0.6%
           178,115  Berkshire Hathaway, Inc. - Class B*                                                                   14,475,406
Retail - Apparel and Shoe - 0.8%
           815,365  Limited Brands, Inc.                                                                                  20,074,286
Retail - Building Products - 1.5%
         1,205,535  Home Depot, Inc.                                                                                      38,999,057
Retail - Drug Store - 2.0%
           657,773  CVS Caremark Corp.**                                                                                  24,048,181
           728,125  Walgreen Co.                                                                                          27,006,156
                                                                                                                          51,054,337
Retail - Regional Department Stores - 0.5%
           236,575  Kohl's Corp.*                                                                                         12,959,579
Retail - Restaurants - 0.5%
           203,687  McDonald's Corp.                                                                                      13,589,997
Semiconductor Components/Integrated Circuits - 2.7%
         2,338,950  Marvell Technology Group, Ltd.*                                                                       47,667,801
        11,660,942  Taiwan Semiconductor Manufacturing Co., Ltd.                                                          22,590,182
                                                                                                                          70,257,983
Semiconductor Equipment - 1.0%
           808,285  KLA-Tencor Corp.                                                                                      24,992,172
Soap and Cleaning Preparations - 0.6%
           305,661  Reckitt Benckiser Group PLC**                                                                         16,774,786
Steel - Producers - 0.9%
           501,345  Nucor Corp.                                                                                           22,751,036
Telecommunication Equipment - 0%
             1,184  Nortel Networks Corp. (U.S. Shares)*                                                                          58
Telecommunication Equipment - Fiber Optics - 0.7%
           963,545  Corning, Inc.                                                                                         19,473,244
Television - 0.9%
         1,622,790  CBS Corp. - Class B                                                                                   22,621,693
Tobacco - 0.9%
           559,020  Altria Group, Inc.                                                                                    11,471,091
           203,120  Philip Morris International, Inc.                                                                     10,594,739
                                                                                                                          22,065,830
Transportation - Railroad - 1.5%
           637,805  Canadian National Railway Co. (U.S. Shares)                                                           38,644,605
Transportation - Services - 2.0%
           334,215  C.H. Robinson Worldwide, Inc.                                                                         18,665,909
           445,045  Expeditors International of Washington, Inc.                                                          16,431,061
           272,235  United Parcel Service, Inc. - Class B                                                                 17,534,656
                                                                                                                          52,631,626
Web Portals/Internet Service Providers - 3.4%
            86,540  Google, Inc. - Class A*                                                                               49,069,045
         2,353,700  Yahoo!, Inc.*                                                                                         38,906,661
                                                                                                                          87,975,706
Wireless Equipment - 5.8%
         2,636,565  Crown Castle International Corp.*                                                                    100,795,880
         1,414,690  Motorola, Inc.*                                                                                        9,931,124
           918,470  QUALCOMM, Inc.                                                                                        38,566,555
                                                                                                                         149,293,559
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,990,901,877)                                                                               2,469,826,852
------------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0%
               223  S&P 500(R) Index**
                     expires May 2010
                     exercise price $1,062.00
                     (premium paid $484,245)                                                                                 125,478
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.5%
       117,455,181  Janus Cash Liquidity Fund LLC, 0% (cost $117,455,181)                                                117,455,181
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,108,841,303) - 100%                                                       $           2,587,407,511
------------------------------------------------------------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                     S&P 500(R) Index
                                        expires May 2010
                                        223 contracts
                                        exercise price $950.00
                                        (premium received $133,800)  $  (25,165)
--------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                   Value                       Securities
--------------------------------------------------------------------------------
Australia                                 $     20,375,062             0.8%
Belgium                                        123,112,166             4.8%
Bermuda                                         47,667,801             1.8%
Brazil                                          37,864,470             1.5%
Canada                                          93,554,083             3.6%
India                                           19,725,344             0.8%
Ireland                                         70,184,846             2.7%
Switzerland                                     86,960,766             3.4%
Taiwan                                          22,590,182             0.9%
United Kingdom                                  97,167,797             3.7%
United States++                              1,968,204,994            76.0%
--------------------------------------------------------------------------------
Total                                     $  2,587,407,511           100.0%

++    Includes Cash Equivalents (71.5% excluding Cash Equivalents)


Forward Currency Contracts, Open
as of March 31, 2010 (unaudited)

Currency Sold and                             Currency           Currency           Unrealized
Settlement Date                              Units Sold       Value in U.S.$        Gain/(Loss)
-----------------------------------------------------------------------------------------------
Australian Dollar 4/8/2010                   2,540,000       $     2,329,279      $    (88,999)
Australian Dollar 4/22/2010                  2,675,000       $     2,448,606      $    (53,144)
Australian Dollar 5/6/2010                   5,090,000       $     4,651,164      $    (33,516)
British Pound 4/8/10                        18,400,000       $    27,917,704      $  1,375,097
British Pound 4/22/10                       19,400,000       $    29,431,844      $    975,534
British Pound 5/6/10                        12,125,000       $    18,393,159      $   (212,833)
Euro 4/8/10                                 11,700,000       $    15,800,811      $    462,189
Euro 4/22/10                                42,850,000       $    57,869,693      $    698,655
Euro 5/6/10                                 19,600,000       $    26,470,457      $    316,331
Swiss Franc 5/6/2010                        13,900,000            13,190,515           (74,587)
-----------------------------------------------------------------------------------------------
Total                                                        $   198,503,232      $  3,364,727


Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.


The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2010)

                                                                         Level 2 - Other
                                                                           Significant          Level 3 - Significant
                                          Level 1 - Quoted Prices       Observable Inputs        Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Janus Portfolio
Common Stock
Oil Companies - Integrated                  $             -               $  37,864,470              $    -
All Other                                     2,431,962,382                           -                   -


Money Market                                              -                 117,455,181                   -

Total Investments in Securities             $ 2,431,962,382               $ 155,319,651              $    -

Investments in Purchased Options:
Janus Aspen Janus Portfolio                 $             -               $     125,478              $    -

Other Financial Instruments(a):
Janus Aspen Janus Portfolio                 $             -               $     (25,165)             $    -
---------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                     $ 417,019,803
-------------------------------------------------------------------------------

Janus Aspen Overseas Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Agricultural Chemicals - 2.6%
           504,848  Potash Corporation of Saskatchewan, Inc.                                                       $      60,299,355
            34,470  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 4,113,995
                                                                                                                          64,413,350
Agricultural Operations - 2.2%
        46,586,847  Chaoda Modern Agriculture Holdings, Ltd.                                                              49,623,033
         4,482,025  China Green Holdings, Ltd.                                                                             5,645,827
                                                                                                                          55,268,860
Airlines - 10.1%
        11,176,848  British Airways PLC*                                                                                  41,209,190
         2,524,178  Continental Airlines, Inc. - Class B*                                                                 55,456,190
         7,494,490  Delta Air Lines, Inc.*                                                                               109,344,608
         1,272,871  Deutsche Lufthansa A.G.*,**                                                                           21,109,371
         1,317,530  UAL Corp.*                                                                                            25,757,712
                                                                                                                         252,877,071
Automotive - Cars and Light Trucks - 7.1%
           807,066  Daimler A.G.*,**                                                                                      37,989,771
        11,200,310  Ford Motor Co.*                                                                                      140,787,896
                                                                                                                         178,777,667
Automotive - Truck Parts and Equipment - Original - 0.2%
           138,928  Valeo S.A.*,**                                                                                         4,957,895
Building - Residential and Commercial - 1.2%
         4,314,300  MRV Engenharia e Participacoes S.A.                                                                   30,121,217
Casino Hotels - 1.2%
         4,065,334  Crown, Ltd.                                                                                           30,507,534
Commercial Banks - 2.6%
         7,815,169  Anglo Irish Bank Corp., Ltd.*,**,(0)                                                                          11
         8,216,400  Banco de Oro Unibank, Inc.                                                                             7,547,158
           166,780  Banco de Oro Unibank, Inc. (GDR)                                                                       3,063,232
         1,236,547  Punjab National Bank, Ltd.                                                                            27,897,370
           553,560  State Bank of India, Ltd.                                                                             25,627,275
                                                                                                                          64,135,046
Computers - 1.0%
           323,305  Research In Motion, Ltd. (U.S. Shares)*                                                               23,908,405
Distribution/Wholesale - 7.8%
        39,818,970  Li & Fung, Ltd.                                                                                      195,915,076
Diversified Banking Institutions - 4.0%
         4,570,300  Bank of America Corp.                                                                                 81,579,855
           493,097  Julius Baer Group, Ltd.                                                                               17,892,952
                                                                                                                          99,472,807
Diversified Operations - 1.4%
         1,324,985  MAX India, Ltd.*                                                                                       6,115,769
        22,233,465  Melco International Development, Ltd.*                                                                 9,965,541
           253,186  Orascom Development Holding A.G.*                                                                     18,927,101
                                                                                                                          35,008,411
Diversified Operations - Commercial Services - 0.9%
        13,727,500  John Keells Holdings PLC                                                                              22,156,667
Electric Products - Miscellaneous - 0.6%
           156,685  LG Electronics, Inc.                                                                                  15,928,903
Electronic Components - Semiconductors - 3.6%
        25,144,371  ARM Holdings PLC                                                                                      90,914,525
Electronic Connectors - 2.0%
           429,100  Hirose Electric Co., Ltd.**                                                                           49,488,585
Finance - Investment Bankers/Brokers - 0.3%
         1,076,800  Nomura Holdings, Inc.**                                                                                7,937,469
Finance - Mortgage Loan Banker - 0.5%
           213,827  Housing Development Finance Corp.                                                                     12,942,988
Finance - Other Services - 0.3%
         1,378,371  IG Group Holdings PLC                                                                                  8,411,562
Food - Catering - 0%
         5,684,000  FUJI Food & Catering Services Holdings, Ltd.*,***,##,(1)                                                       1
Gambling - Non-Hotel - 0%
        62,581,453  Amax Entertainment Holdings, Ltd.*                                                                     1,168,767
Hotels and Motels - 3.0%
         4,032,700  Kingdom Hotel Investments (GDR)*                                                                      19,760,230
        28,325,835  Shangri-La Asia, Ltd.                                                                                 55,600,944
                                                                                                                          75,361,174
Investment Management and Advisory Services - 0.5%
         2,365,300  BlueBay Asset Management PLC                                                                          12,930,608
Life and Health Insurance - 0.4%
         1,320,091  Prudential PLC                                                                                        10,966,207
Medical - Biomedical and Genetic - 3.3%
           862,530  Celgene Corp.*                                                                                        53,442,359
           551,935  Genzyme Corp.*                                                                                        28,606,791
                                                                                                                          82,049,150
Medical - Drugs - 0.9%
           664,513  Biovail, Corp.                                                                                        11,143,883
           362,885  Forest Laboratories, Inc.*                                                                            11,380,074
                                                                                                                          22,523,957
Multi-Line Insurance - 0.7%
         1,834,453  ING Groep N.V.*,**                                                                                    18,313,067
Oil Companies - Exploration and Production - 1.7%
           405,417  Niko Resources, Ltd.                                                                                  43,252,732
Oil Companies - Integrated - 1.6%
           873,870  Petroleo Brasileiro S.A. (ADR)                                                                        38,878,476
Oil Field Machinery and Equipment - 0.5%
         1,354,596  Wellstream Holdings PLC                                                                               13,462,309
Oil Refining and Marketing - 7.6%
         5,114,549  Reliance Industries, Ltd.                                                                            122,394,837
         3,434,715  Valero Energy Corp.                                                                                   67,663,885
                                                                                                                         190,058,722
Power Converters and Power Supply Equipment - 1.1%
           651,070  SunPower Corp. - Class A*                                                                             12,305,223
           999,630  Suntech Power Holdings Co., Ltd. (ADR)*                                                               14,014,813
                                                                                                                          26,320,036
Property and Casualty Insurance - 2.1%
         3,122,857  Reliance Capital, Ltd.                                                                                52,596,036
Real Estate Management/Services - 2.4%
         3,670,000  Mitsubishi Estate Co., Ltd.**                                                                         60,073,820
Real Estate Operating/Development - 11.6%
        42,731,286  Ayala Land, Inc.                                                                                      12,295,412
        27,650,505  CapitaLand, Ltd.                                                                                      78,487,419
        33,732,000  China Overseas Land & Investment, Ltd.                                                                76,205,471
         2,403,110  Cyrela Brazil Realty S.A.                                                                             28,472,291
           970,360  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                      6,600,086
        14,133,000  Hang Lung Properties, Ltd.                                                                            56,976,159
         2,755,310  PDG Realty S.A. Empreendimentos e Participacoes                                                       22,957,041
         1,472,021  Rossi Residencial S.A.                                                                                10,260,670
                                                                                                                         292,254,549
Retail - Apparel and Shoe - 0.4%
        15,198,335  Trinity, Ltd. - Private Placement***,##                                                                8,949,870
Retail - Consumer Electronics - 1.3%
           453,820  Yamada Denki Co., Ltd.**                                                                              33,501,209
Retail - Miscellaneous/Diversified - 0.8%
         2,460,276  SM Investments Corp.                                                                                  20,148,343
Semiconductor Components/Integrated Circuits - 0%
                 1  Taiwan Semiconductor Manufacturing Co., Ltd.                                                                   2
Semiconductor Equipment - 2.1%
         1,506,905  ASML Holding N.V.**                                                                                   53,847,835
Steel - Producers - 0.4%
           858,900  Tokyo Steel Manufacturing Co., Ltd.**                                                                 10,760,371
Sugar - 2.3%
         2,612,014  Bajaj Hindusthan, Ltd.                                                                                 7,895,975
           426,300  Bajaj Hindusthan, Ltd. (GDR)                                                                           1,288,534
         1,570,503  Cosan S.A. Industria e Comercio*                                                                      19,155,277
         3,032,876  Cosan, Ltd. - Class A*                                                                                28,600,021
                                                                                                                          56,939,807
Telecommunication Services - 2.1%
         1,237,231  Amdocs, Ltd. (U.S. Shares)*                                                                           37,253,025
         3,915,909  Reliance Communications, Ltd.                                                                         14,825,323
                                                                                                                          52,078,348
Toys - 1.7%
           130,400  Nintendo Co., Ltd.**                                                                                  43,666,631
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,854,114,318)                                                                               2,463,246,065
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.0%
Commercial Banks - 1.0%
         8,329,895  Sberbank (Savings Bank of the Russian Federation)  - expires 3/19/12 *** (cost $25,817,143)           24,239,994
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.9%
        23,449,271  Janus Cash Liquidity Fund LLC, 0% (cost $23,449,271)                                                  23,449,271

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,903,380,732) - 100%                                                               $   2,510,935,330
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)


Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       30,507,534              1.2%
Bermuda                                            295,880,505             11.8%
Brazil                                             156,445,058              6.2%
Canada                                             142,718,369              5.7%
Cayman Islands                                      83,398,076              3.3%
France                                               4,957,895              0.2%
Germany                                             59,099,142              2.4%
Guernsey                                            37,253,025              1.5%
Hong Kong                                          143,147,171              5.7%
India                                              271,584,108             10.8%
Ireland                                                     11              0.0%
Japan                                              205,428,085              8.2%
Korea                                               15,928,903              0.6%
Netherlands                                         72,160,902              2.9%
Philippines                                         43,054,144              1.7%
Singapore                                           78,487,419              3.1%
Sri Lanka                                           22,156,667              0.9%
Switzerland                                         36,820,052              1.5%
Taiwan                                                       2              0.0%
United Kingdom                                     177,894,401              7.1%
United States ++                                   634,013,861             25.2%
--------------------------------------------------------------------------------
Total                                       $    2,510,935,330            100.0%

++ Includes Cash Equivalents (24.3% excluding Cash Equivalents).


Forward Currency Contracts, Open as of March 31, 2010 (unaudited)

Currency Sold and              Currency           Currency           Unrealized
Settlement Date               Units Sold       Value in U.S. $       Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/8/10                     7,900,000       $  10,668,924      $     312,077
Euro 4/22/10                   10,500,000          14,180,438            205,402
Euro 5/6/10                    13,400,000          18,097,149            260,315
Japanese Yen 4/8/10         3,500,000,000           37,445,97          1,057,873
Japanese Yen 4/22/10        2,100,000,000          22,469,848            597,949
Japanese Yen 5/6/10         4,600,000,000          49,224,079          1,502,077
--------------------------------------------------------------------------------
Total                                           $ 152,086,415      $   3,935,693



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

***         Security is illiquid.

(0) On January 23, 2009, Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Portfolio's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

(1) FUJI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

## Schedule of Fair Valued Securities (as of March 31, 2010)

                                                                    Value as a %
                                                                   of Investment
                                                      Value           Securities
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio
FU JI Food & Catering Services Holdings, Ltd.             1                 0.0%
Trinity, Ltd. - Private Placement                 8,949,870                 0.4%
--------------------------------------------------------------------------------
                                                 $8,949,871                 0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.


Valuation Inputs Summary
(as of March 31, 2010)

                                                                                      Level 2 - Other
                                                                                   Significant Observable    Level 3 - Significant
                                                         Level 1 - Quoted Prices           Inputs              Observable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas Portfolio
Common Stock
Commercial Banks                                                  $   61,071,814           $     3,063,232             $          -
Food - Catering                                                                -                         -                        1
Hotels and Motels                                                     55,600,944                19,760,230                        -
Oil Companies - Integrated                                                     -                38,878,476                        -
Power Converters and Power Supply Equipment                           12,305,223                14,014,813                        -
Retail - Apparel and Shoe                                                      -                         -                8,949,870
Sugar                                                                 55,651,273                 1,288,534                        -
All Other                                                          2,192,661,655                         -                        -

Warrant                                                                        -                24,239,994                        -

Money Market                                                                   -                23,449,271                        -

Total Investments in Securities                                   $2,377,290,909           $   124,694,550            $   8,949,871
------------------------------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended March 31, 2010)

                                                                                                     Transfers
                            Balance as                             Change in                         In
                            of           Accrued                   Unrealized        Net             and/or Out
                            December     Discounts/  Realized      Appreciation/     Purchases/      of           Balance as of
                            31, 2009     Premiums    Gain/(Loss)   (Depreciation)(a) (Sales)         Level 3      March 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Overseas
Portfolio
Food - Catering              $        0  $        -  $          -  $              1  $            -  $        -    $           1
Insurance Brokers               400,274           -             -                 -               -    (400,274)               -
Retail - Apparel and Shoe     5,940,127           -             -         3,009,743               -           -        8,949,870
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                        Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                                   $   341,646,034

Janus Aspen Perkins Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.7%
Aerospace and Defense - 0.6%
            11,400  Rockwell Collins, Inc.                                                                 $                 713,526
Apparel Manufacturers - 0.4%
             5,400  VF Corp.                                                                                                 432,810
Automotive - Truck Parts and Equipment - Original - 0.3%
            10,600  Johnson Controls, Inc.                                                                                   349,694
Brewery - 1.0%
            27,800  Molson Coors Brewing Co. - Class B                                                                     1,169,268
Building - Residential and Commercial - 1.0%
            34,400  KB Home                                                                                                  576,200
            13,100  Lennar Corp. - Class A                                                                                   225,451
            37,300  Pulte Homes, Inc.*                                                                                       419,625
                                                                                                                           1,221,276
Cable/Satellite TV - 0.3%
            20,200  Comcast Corp. - Class A                                                                                  380,164
Chemicals - Diversified - 0.6%
            12,577  FMC Corp.                                                                                                761,412
Chemicals - Specialty - 0.4%
             5,200  Lubrizol Corp.                                                                                           476,944
Commercial Banks - 0.6%
            22,100  BB&T Corp.                                                                                               715,819
Commercial Services - Finance - 1.3%
            18,500  Global Payments, Inc.                                                                                    842,675
            42,600  Western Union Co.                                                                                        722,496
                                                                                                                           1,565,171
Computer Aided Design - 0.2%
             7,900  Autodesk, Inc.*                                                                                          232,418
Computer Services - 0.9%
            13,200  Accenture, Ltd. - Class A (U.S. Shares)                                                                  553,740
            23,500  SRA International, Inc.*                                                                                 488,565
                                                                                                                           1,042,305
Computers - 0.6%
            14,500  Hewlett-Packard Co.                                                                                      770,675
Computers - Integrated Systems - 1.5%
            29,100  Diebold, Inc.                                                                                            924,216
            14,700  Jack Henry & Associates, Inc.                                                                            353,682
            33,406  NCR Corp.*                                                                                               461,003
                                                                                                                           1,738,901
Computers - Memory Devices - 0.8%
            52,300  EMC Corp.*                                                                                               943,492
Consumer Products - Miscellaneous - 1.0%
            10,600  Fortune Brands, Inc.                                                                                     514,206
            10,500  Kimberly-Clark Corp.                                                                                     660,240
                                                                                                                           1,174,446
Containers - Metal and Glass - 0.8%
            18,000  Ball Corp.                                                                                               960,840
Containers - Paper and Plastic - 0.6%
            14,000  Pactiv Corp.*                                                                                            352,520
            15,800  Temple-Inland, Inc.                                                                                      322,794
                                                                                                                             675,314
Distribution/Wholesale - 0.3%
             2,900  W.W. Grainger, Inc.                                                                                      313,548
Diversified Banking Institutions - 1.1%
            25,300  HSBC Holdings PLC                                                                                      1,282,457
Diversified Operations - 1.0%
            31,700  Tyco International, Ltd. (U.S. Shares)                                                                 1,212,525
Electric - Integrated - 1.4%
             9,900  Entergy Corp.                                                                                            805,365
            10,600  PPL Corp.                                                                                                293,726
            19,700  Public Service Enterprise Group, Inc.                                                                    581,544
                                                                                                                           1,680,635
Electronic Components - Miscellaneous - 0.4%
            13,600  Garmin, Ltd.                                                                                             523,328
Electronic Components - Semiconductors - 1.6%
            58,400  Intersil Corp. - Class A                                                                                 861,984
            25,600  QLogic Corp.*                                                                                            519,680
            32,800  Semtech Corp.*                                                                                           571,704
                                                                                                                           1,953,368
Electronic Connectors - 0.5%
            16,600  Thomas & Betts Corp.*                                                                                    651,384
Electronic Parts Distributors - 0.5%
            14,500  Tech Data Corp.*                                                                                         607,550
Engineering - Research and Development Services - 2.9%
            22,800  Jacobs Engineering Group, Inc.*                                                                        1,030,332
            22,000  KBR, Inc.                                                                                                487,520
            21,800  McDermott International, Inc. (U.S. Shares)*                                                             586,856
            27,500  URS Corp.*                                                                                             1,364,275
                                                                                                                           3,468,983
Entertainment Software - 0.7%
            21,000  Activision Blizzard, Inc.                                                                                253,260
            29,200  Electronic Arts, Inc.*                                                                                   544,872
                                                                                                                             798,132
Finance - Credit Card - 0.8%
            61,300  Discover Financial Services                                                                              913,370
Finance - Investment Bankers/Brokers - 0.5%
            22,000  Raymond James Financial, Inc.                                                                            588,280
Food - Baking - 0.7%
            32,200  Flowers Foods, Inc.                                                                                      796,628
Food - Miscellaneous/Diversified - 0.7%
             7,900  General Mills, Inc.                                                                                      559,241
             6,200  Kellogg Co.                                                                                              331,266
                                                                                                                             890,507
Food - Retail - 1.1%
            57,900  Kroger Co.                                                                                             1,254,114
Footwear and Related Apparel - 0.2%
             8,000  Wolverine World Wide, Inc.                                                                               233,280
Forestry - 1.1%
            20,200  Potlatch Corp.                                                                                           707,808
            12,200  Weyerhaeuser Co.                                                                                         552,294
                                                                                                                           1,260,102
Gold Mining - 1.2%
            38,400  Goldcorp, Inc. (U.S. Shares)                                                                           1,429,248
Hotels and Motels - 0.3%
            12,258  Marriott International, Inc. - Class A                                                                   386,372
Instruments - Scientific - 1.5%
            30,500  PerkinElmer, Inc.                                                                                        728,950
            21,700  Thermo Fisher Scientific, Inc.*                                                                        1,116,248
                                                                                                                           1,845,198
Insurance Brokers - 1.2%
            14,100  AON Corp.                                                                                                602,211
            48,800  Brown & Brown, Inc.                                                                                      874,496
                                                                                                                           1,476,707
Internet Infrastructure Software - 0.3%
            11,600  Akamai Technologies, Inc.*                                                                               364,356
Internet Security - 0.7%
            48,600  Symantec Corp.*                                                                                          822,312
Intimate Apparel - 0.3%
             6,700  Warnaco Group, Inc./The*                                                                                 319,657
Investment Management and Advisory Services - 2.8%
            12,000  AllianceBernstein Holding L.P.                                                                           367,920
            27,000  Ameriprise Financial, Inc.                                                                             1,224,720
            77,400  INVESCO, Ltd.                                                                                          1,695,834
                                                                                                                           3,288,474
Life and Health Insurance - 0.4%
            17,245  Lincoln National Corp.                                                                                   529,422
Machinery - Farm - 0.7%
            13,700  Deere & Co.                                                                                              814,602
Medical - Biomedical and Genetic - 1.5%
            23,200  Charles River Laboratories International, Inc.*                                                          911,992
            10,000  Genzyme Corp.*                                                                                           518,300
             6,300  Life Technologies Corp.*                                                                                 329,301
                                                                                                                           1,759,593
Medical - Drugs - 0.9%
             9,800  Endo Pharmaceuticals Holdings, Inc.*                                                                     232,162
            26,500  Forest Laboratories, Inc.*                                                                               831,040
                                                                                                                           1,063,202
Medical - HMO - 0.4%
            20,000  Health Net, Inc.*                                                                                        497,400
Medical - Wholesale Drug Distributors - 0.4%
             7,100  McKesson Corp.                                                                                           466,612
Medical Instruments - 1.2%
             9,100  Beckman Coulter, Inc.                                                                                    571,480
            20,600  St. Jude Medical, Inc.*                                                                                  845,630
                                                                                                                           1,417,110
Medical Labs and Testing Services - 1.4%
            21,700  Laboratory Corp. of America Holdings*                                                                  1,642,907
Medical Products - 2.4%
            14,000  Becton, Dickinson and Co.                                                                              1,102,220
            18,400  Covidien PLC (U.S. Shares)                                                                               925,152
            14,900  Zimmer Holdings, Inc.*                                                                                   882,080
                                                                                                                           2,909,452
Medical Sterilization Products - 0.5%
            17,000  STERIS Corp.                                                                                             572,220
Metal - Copper - 0.7%
            10,400  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                           868,816
Metal Processors and Fabricators - 0.5%
            15,800  Kaydon Corp.                                                                                             594,080
Multi-Line Insurance - 1.7%
            46,300  Allstate Corp.                                                                                         1,495,953
            39,700  Old Republic International Corp.                                                                         503,396
                                                                                                                           1,999,349
Multimedia - 0.9%
            10,300  McGraw-Hill Cos., Inc.                                                                                   367,195
            21,500  Viacom, Inc. - Class B*                                                                                  739,170
                                                                                                                           1,106,365
Networking Products - 1.2%
            31,600  Cisco Systems, Inc.*                                                                                     822,548
            17,900  Polycom, Inc.*                                                                                           547,382
                                                                                                                           1,369,930
Non-Hazardous Waste Disposal - 0.5%
            19,200  Republic Services, Inc.                                                                                  557,184
Oil and Gas Drilling - 0.6%
             8,059  Transocean, Ltd. (U.S. Shares)*                                                                          696,136
Oil Companies - Exploration and Production - 9.6%
            13,400  Anadarko Petroleum Corp.                                                                                 975,922
            25,200  Bill Barrett Corp.*                                                                                      773,892
            15,700  Cabot Oil & Gas Corp.                                                                                    577,760
            17,700  Comstock Resources, Inc.*                                                                                562,860
            10,600  Devon Energy Corp.                                                                                       682,958
            18,600  EnCana Corp. (U.S. Shares)                                                                               577,158
            21,100  EQT Corp.                                                                                                865,100
            43,600  Forest Oil Corp.*                                                                                      1,125,752
            21,718  Noble Energy, Inc.                                                                                     1,585,414
             6,900  Occidental Petroleum Corp.                                                                               583,326
            27,600  Questar Corp.                                                                                          1,192,320
            13,100  Southwestern Energy Co.*                                                                                 533,432
            10,400  St. Mary Land & Exploration Co.                                                                          362,024
            23,900  Ultra Petroleum Corp. (U.S. Shares)*                                                                   1,114,457
                                                                                                                          11,512,375
Oil Companies - Integrated - 1.1%
            20,900  Hess Corp.                                                                                             1,307,295
Oil Field Machinery and Equipment - 0.3%
             8,400  National Oilwell Varco, Inc.                                                                             340,872
Oil Refining and Marketing - 0.3%
            25,800  Frontier Oil Corp.*                                                                                      348,300
Paper and Related Products - 0.2%
             6,400  Rayonier, Inc.                                                                                           290,752
Pharmacy Services - 0.4%
            18,000  Omnicare, Inc.                                                                                           509,220
Pipelines - 1.0%
             9,900  Kinder Morgan Energy Partners L.P.                                                                       647,658
            10,200  Plains All American Pipeline L.P.                                                                        580,380
                                                                                                                           1,228,038
Property and Casualty Insurance - 1.4%
            22,000  Chubb Corp.                                                                                            1,140,700
            20,727  HCC Insurance Holdings, Inc.                                                                             572,065
                                                                                                                           1,712,765
Reinsurance - 2.1%
            17,150  Berkshire Hathaway, Inc. - Class B*                                                                    1,393,781
            14,000  Everest Re Group, Ltd.                                                                                 1,133,020
                                                                                                                           2,526,801
REIT - Apartments - 1.0%
             4,128  Avalonbay Communities, Inc.                                                                              356,453
            13,700  BRE Properties, Inc. - Class A                                                                           489,775
             9,000  Equity Residential                                                                                       352,350
                                                                                                                           1,198,578
REIT - Diversified - 0.3%
            10,500  Liberty Property Trust                                                                                   356,370
REIT - Mortgage - 0.3%
            25,500  Redwood Trust, Inc.                                                                                      393,210
REIT - Office Property - 0.8%
             7,300  Alexandria Real Estate Equities, Inc.                                                                    493,480
            13,000  Mack-Cali Realty Corp.                                                                                   458,250
                                                                                                                             951,730
REIT - Regional Malls - 0.3%
             8,800  Taubman Centers, Inc.                                                                                    351,296
REIT - Storage - 0.6%
             7,991  Public Storage                                                                                           735,092
REIT - Warehouse/Industrial - 0.5%
            22,400  AMB Property Corp.                                                                                       610,176
Rental Auto/Equipment - 0.5%
            18,000  Aaron Rents, Inc.                                                                                        600,120
Retail - Apparel and Shoe - 1.7%
            22,200  American Eagle Outfitters, Inc.                                                                          411,144
            51,000  Gap, Inc.                                                                                              1,178,610
            18,400  Men's Wearhouse, Inc.                                                                                    440,496
                                                                                                                           2,030,250
Retail - Auto Parts - 1.5%
            21,200  Advance Auto Parts, Inc.                                                                                 888,704
            20,400  O'Reilly Automotive, Inc.*                                                                               850,884
                                                                                                                           1,739,588
Retail - Automobile - 0.4%
            12,100  Copart, Inc.*                                                                                            430,760
Retail - Computer Equipment - 0.5%
            28,000  GameStop Corp. - Class A*                                                                                613,480
Retail - Discount - 2.3%
            19,500  Big Lots, Inc.*                                                                                          710,190
             9,900  BJ's Wholesale Club, Inc.*                                                                               366,201
            30,600  Wal-Mart Stores, Inc.                                                                                  1,701,360
                                                                                                                           2,777,751
Retail - Drug Store - 1.2%
            24,127  CVS Caremark Corp.                                                                                       882,083
            13,300  Walgreen Co.                                                                                             493,297
                                                                                                                           1,375,380
Retail - Pet Food and Supplies - 0.5%
            19,100  PetSmart, Inc.                                                                                           610,436
Savings/Loan/Thrifts - 2.6%
            36,500  NewAlliance Bancshares, Inc.                                                                             460,630
            95,800  People's United Financial, Inc.                                                                        1,498,312
            53,017  Washington Federal, Inc.                                                                               1,077,305
                                                                                                                           3,036,247
Schools - 0.3%
             5,900  Apollo Group, Inc. - Class A*                                                                            361,611
Semiconductor Components/Integrated Circuits - 0.3%
            12,300  Analog Devices, Inc.                                                                                     354,486
Semiconductor Equipment - 0.7%
            57,800  Applied Materials, Inc.                                                                                  779,144
Super-Regional Banks - 1.0%
             9,600  Comerica, Inc.                                                                                           365,184
            13,600  PNC Financial Services Group, Inc.                                                                       811,920
                                                                                                                           1,177,104
Telephone - Integrated - 1.6%
            27,600  AT&T, Inc.                                                                                               713,184
            34,300  CenturyTel, Inc.                                                                                       1,216,278
                                                                                                                           1,929,462
Textile - Home Furnishings - 0.4%
             8,100  Mohawk Industries, Inc.*                                                                                 440,478
Tools - Hand Held - 0.6%
            16,000  Snap-On, Inc.                                                                                            693,440
Toys - 0.4%
            20,200  Mattel, Inc.                                                                                             459,348
Transportation - Marine - 0.6%
            18,700  Kirby Corp.*                                                                                             713,405
Transportation - Railroad - 2.3%
            39,000  Kansas City Southern*                                                                                  1,410,630
             7,800  Norfolk Southern Corp.                                                                                   435,942
            11,400  Union Pacific Corp.                                                                                      835,620
                                                                                                                           2,682,192
Transportation - Truck - 0.3%
             9,100  J.B. Hunt Transport Services, Inc.                                                                       326,508
Wireless Equipment - 0.4%
            12,100  QUALCOMM, Inc.                                                                                           508,079
X-Ray Equipment - 0.7%
            43,700  Hologic, Inc.*                                                                                           810,198
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $92,081,526)                                                                                    111,371,707
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
               258    iShares Russell Midcap(R) Value Index**
                       expires April 2010
                       exercise price $36.50                                                                                   1,802
               258    iShares Russell Midcap(R) Value Index**
                       expires April 2010
                       exercise price $36.57                                                                                   2,146
               316    iShares Russell Midcap(R) Value Index**
                       expires June 2010
                         exercise price $35.18                                                                                12,669
               360    iShares Russell Midcap(R) Value Index**
                       expires August 2010
                         exercise price $37.20                                                                                41,102
               329    iShares Russell Midcap(R) Value Index**
                       expires October 2010
                       exercise price $39.94                                                                                  82,156
                20    S&P MidCap 400(R) Index**
                       expires April 2010
                       exercise price $701.32                                                                                  3,729
                14    S&P MidCap 400(R) Index**
                       expires April 2010
                       exercise price $707.17                                                                                  3,121
                12    S&P MidCap 400(R) Index**
                       expires May 2010
                       exercise price $697.18                                                                                  6,333
                14    S&P MidCap 400(R) Index**
                       expires June 2010
                       exercise price $682.28                                                                                  8,938
                20    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $684.98                                                                                 20,201
                14    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $722.08                                                                                 24,526
                12    S&P MidCap 400(R) Index**
                       expires July 2010
                       exercise price $723.25                                                                                 23,931
                12    S&P MidCap 400(R) Index**
                       expires August 2010
                       exercise price $721.95                                                                                 28,628
                12    S&P MidCap 400(R) Index**
                       expires September 2010
                       exercise price $719.47                                                                                 30,470
                12    S&P MidCap 400(R) Index**
                       expires September 2010
                       exercise price $770.00                                                                                 52,192
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $1,056,876)                                                                    341,944
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.0%
  $      7,201,000         Calyon New York Branch, 0.0100%
                           dated 3/31/10, maturing 4/1/10
                           to be repurchased at $7,201,002
                           collateralized by $7,389,489
                           in U.S. Treasuries
                           0.0000% - 4.5000%, 9/16/10 - 5/15/38
                           with a value of $7,345,020 (cost $7,201,000)                                                    7,201,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $100,339,402) - 100%                                                         $             118,914,651
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                     $        2,828,854              2.4%
Canada                                               3,120,863              2.6%
Cayman Islands                                         523,328              0.4%
Ireland                                              1,478,892              1.2%
Panama                                                 586,856              0.5%
Switzerland                                          1,908,661              1.6%
United Kingdom                                       1,282,457              1.1%
United States++                                    107,184,740             90.2%
--------------------------------------------------------------------------------
Total                                       $      118,914,651            100.0%

++ Includes Cash Equivalents (84.2% excluding Cash Equivalents)


                                                                       Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                    iShares Russell Midcap(R) Value Index
                       expires April 2010
                       129 contracts
                       exercise price $32.77                         $    (113)

                    iShares Russell Midcap(R) Value Index
                       expires April 2010
                       129 contracts
                       exercise price $32.84                              (150)

                    iShares Russell Midcap(R) Value Index
                       expires June 2010
                       158 contracts
                       exercise price $31.59                            (2,239)

                    iShares Russell Midcap(R) Value Index
                       expires August 2010
                       180 contracts
                       exercise price $33.40                            (8,925)

                    iShares Russell Midcap(R) Value Index
                       expires October 2010
                       220 contracts
                       exercise price $35.86                           (26,546)

                    S&P Midcap 400(R) Index
                       expires April 2010
                       10 contracts
                       exercise price $629.75                             (207)

                    S&P Midcap 400(R) Index
                       expires April 2010
                       7 contracts
                       exercise price $635.00                             (170)

                    S&P Midcap 400(R) Index
                       expires May 2010
                       6 contracts
                       exercise price $626.04                             (635)

                    S&P Midcap 400(R) Index
                       expires June 2010
                       7 contracts
                       exercise price $612.66                           (1,142)

                    S&P Midcap 400(R) Index
                       expires July 2010
                       13 contracts
                       exercise price $615.08                           (4,125)

                    S&P Midcap 400(R) Index
                       expires July 2010
                       7 contracts
                       exercise price $648.40                           (3,858)

                    S&P Midcap 400(R) Index
                       expires July 2010
                       6 contracts
                       exercise price $649.45                           (4,091)

                    S&P Midcap 400(R) Index
                       expires August 2010
                       6 contracts
                       exercise price $648.28                           (5,631)

                    S&P Midcap 400(R) Index
                       expires September 2010
                       6 contracts
                       Exercise price $646.05                           (6,363)

                    S&P Midcap 400(R) Index
                       expires September 2010
                       6 contracts
                       exercise price $691.42                          (11,039)

--------------------------------------------------------------------------------
Total Written Options - Puts
                    (premiums received $270,986)                     $ (75,234)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)


PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of March 31, 2010)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices  Level 2 - Other Significant        Level 3 -
                                                                              Observable Inputs                  Significant
                                                                                                                 Unobservable
                                                                                                                 Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Diversified Banking Institutions                     $            -             $     1,282,457                    $       -
------------------------------------------------------------------------------------------------------------------------------------
All Other Securities                                    110,089,250                           -                            -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                              -                   7,201,000                            -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                      $  110,089,250             $     8,483,457                    $       -
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio          $      341,944             $             -                    $       -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio          $            -             $       (75,234)                   $       -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio                       $    186,659

Janus Aspen Research Core Portfolio

Schedule of Investments (unaudited)

Shares                                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Sales - 1.6%
             2,655  Lamar Advertising Co. - Class A                                                        $                  91,199
Aerospace and Defense - 0.5%
             5,150  BAE Systems PLC**                                                                                         29,014
Aerospace and Defense - Equipment - 2.7%
             2,093  United Technologies Corp.                                                                                154,066
Airlines - 2.0%
             4,130  Ryanair Holdings PLC (ADR)*,**                                                                           112,212
Apparel Manufacturers - 0.4%
               630  Coach, Inc.                                                                                               24,898
Athletic Footwear - 2.3%
             1,760  NIKE, Inc. - Class B                                                                                     129,360
Brewery - 1.3%
             1,527  Anheuser-Busch InBev N.V.**                                                                               76,910
             2,736  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                    26
                                                                                                                              76,936
Building - Residential and Commercial - 2.4%
               191  NVR, Inc.*                                                                                               138,762
Cable/Satellite TV - 0.7%
             4,687  British Sky Broadcasting Group PLC**                                                                      42,811
Cellular Telecommunications - 0.4%
             8,761  Vodafone Group PLC**                                                                                      20,205
Commercial Banks - 1.3%
             1,684  ICICI Bank, Ltd. (ADR)                                                                                    71,907
Computers - 2.1%
               503  Apple, Inc.*                                                                                             118,170
Consumer Products - Miscellaneous - 1.6%
             1,476  Kimberly-Clark Corp.                                                                                      92,811
Containers - Metal and Glass - 1.4%
             2,914  Crown Holdings, Inc.*                                                                                     78,561
Cosmetics and Toiletries - 2.3%
             1,579  Colgate-Palmolive Co.                                                                                    134,626
Distribution/Wholesale - 0.7%
               895  Fastenal Co.                                                                                              42,951
Diversified Banking Institutions - 11.8%
            14,205  Bank of America Corp.                                                                                    253,559
               497  Goldman Sachs Group, Inc.                                                                                 84,803
             5,175  JPMorgan Chase & Co.                                                                                     231,581
             3,583  Morgan Stanley                                                                                           104,946
                                                                                                                             674,889
Diversified Operations - 3.0%
               452  Danaher Corp.                                                                                             36,119
             2,913  Illinois Tool Works, Inc.                                                                                137,960
                                                                                                                             174,079
E-Commerce/Services - 0.5%
             1,065  eBay, Inc.*                                                                                               28,702
Electric - Generation - 0.9%
             4,629  AES Corp.*                                                                                                50,919
Electronic Components - Miscellaneous - 0.8%
             1,604  Tyco Electronics, Ltd. (U.S. Shares)**                                                                    44,078
Enterprise Software/Services - 2.1%
             4,710  Oracle Corp.                                                                                             121,000
Finance - Other Services - 0.7%
               132  CME Group, Inc.                                                                                           41,727
Independent Power Producer - 2.3%
             6,261  NRG Energy, Inc.*                                                                                        130,855
Internet Security - 0.8%
             2,766  Symantec Corp.*                                                                                           46,801
Life and Health Insurance - 2.2%
             1,767  AFLAC, Inc.                                                                                               95,930
             3,626  Prudential PLC**                                                                                          30,122
                                                                                                                             126,052
Medical - Biomedical and Genetic - 2.5%
               614  Celgene Corp.*                                                                                            38,043
               645  Genzyme Corp.*                                                                                            33,430
             1,579  Gilead Sciences, Inc.*                                                                                    71,814
                                                                                                                             143,287
Medical - Drugs - 5.2%
             2,839  Abbott Laboratories                                                                                      149,558
             2,554  Merck & Co., Inc.                                                                                         95,391
               339  Roche Holding A.G.**                                                                                      54,994
                                                                                                                             299,943
Medical Products - 4.9%
             2,054  Baxter International, Inc.                                                                               119,543
             3,243  Covidien PLC (U.S. Shares)**                                                                             163,058
                                                                                                                             282,601
Multimedia - 2.0%
             8,090  News Corp. - Class A                                                                                     116,577
Networking Products - 2.8%
             6,157  Cisco Systems, Inc.*                                                                                     160,267
Oil Companies - Exploration and Production - 6.8%
             1,061  Devon Energy Corp.                                                                                        68,360
             1,987  EOG Resources, Inc.                                                                                      184,671
             1,607  Occidental Petroleum Corp.                                                                               135,856
                                                                                                                             388,887
Oil Companies - Integrated - 3.0%
             1,290  Exxon Mobil Corp.                                                                                         86,404
             1,990  Petroleo Brasileiro S.A. (ADR)                                                                            88,535
                                                                                                                             174,939
Pipelines - 0.6%
               564  Kinder Morgan Management LLC*                                                                             33,062
Real Estate Operating/Development - 1.3%
            18,000  CapitaLand, Ltd.                                                                                          51,094
             1,290  Hang Lung Properties, Ltd. (ADR)                                                                          26,200
                                                                                                                              77,294
Retail - Apparel and Shoe - 0.6%
               858  Nordstrom, Inc.                                                                                           35,049
Retail - Building Products - 0.5%
               825  Home Depot, Inc.                                                                                          26,689
Retail - Consumer Electronics - 0.6%
               822  Best Buy Co., Inc.                                                                                        34,968
Retail - Regional Department Stores - 0.5%
               545  Kohl's Corp.*                                                                                             29,855
Retail - Restaurants - 1.2%
             1,037  McDonald's Corp.                                                                                          69,189
Semiconductor Equipment - 2.3%
             4,341  KLA-Tencor Corp.                                                                                         134,224
Soap and Cleaning Preparations - 3.3%
             3,417  Reckitt Benckiser Group PLC**                                                                            187,526
Telecommunication Equipment - Fiber Optics - 1.1%
             3,067  Corning, Inc.                                                                                             61,984
Telecommunication Services - 0.6%
             1,147  Amdocs, Ltd. (U.S. Shares)*                                                                               34,536
Tobacco - 0.9%
               975  Philip Morris International, Inc.                                                                         50,856
Toys - 1.7%
               100  Nintendo Co., Ltd.**                                                                                      33,487
             1,517  Nintendo Co., Ltd. (ADR)**                                                                                63,183
                                                                                                                              96,670
Transportation - Services - 2.8%
             2,517  United Parcel Service, Inc. - Class B                                                                    162,120
Web Portals/Internet Service Providers - 1.3%
                85  Google, Inc. - Class A*                                                                                   48,196
             1,465  Yahoo!, Inc.*                                                                                             24,216
                                                                                                                              72,412
Wireless Equipment - 4.7%
             3,515  Crown Castle International Corp.*                                                                        134,378
             3,209  QUALCOMM, Inc.                                                                                           134,746
                                                                                                                             269,124
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,759,174) - 100%                                                           $               5,739,650
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                           Value          % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                     $        76,936                 1.3%
Brazil                                               88,535                 1.5%
Guernsey                                             34,536                 0.6%
Hong Kong                                            26,200                 0.5%
India                                                71,907                 1.3%
Ireland                                             275,270                 4.8%
Japan                                                96,670                 1.7%
Singapore                                            51,094                 0.9%
Switzerland                                          99,072                 1.7%
United Kingdom                                      309,678                 5.4%
United States                                     4,609,752                80.3%
--------------------------------------------------------------------------------
Total                                        $    5,793,650               100.0%


Forward Currency Contracts, Open
as of March 31, 2010 (unaudited)

Currency Sold and                           Currency            Currency            Unrealized
Settlement Date                            Units Sold        Value in U.S.$        Gain/(Loss)
----------------------------------------------------------------------------------------------
British Pound 4/8/10                            6,000        $      9,104           $   448
British Pound 4/22/10                         100,000        $    151,711           $ 5,691
British Pound 5/6/10                           34,000        $     51,577           $  (491)
Euro 4/8/10                                    15,000        $     20,257           $   190
Euro 4/22/10                                   11,000        $     14,856           $   215
Euro 5/6/10                                    55,000        $     74,279           $ 1,068
Japanese Yen 4/8/10                         1,700,000              18,188               473
Japanese Yen 4/22/10                        2,500,000        $     26,750           $   712
Japanese Yen 5/6/10                         1,630,000        $     17,442           $   532
Swiss Franc 5/6/10                             43,000        $     40,805           $  (231)
----------------------------------------------------------------------------------------------
Total                                                        $    424,969           $ 8,607


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See significant Accounting Policies for more information.


Valuation Inputs Summary
(as of March 31, 2010)
                                                                 Level 2 - Other
                                            Level 1 - Quoted     Significant              Level 3 - Significant
                                            Prices               Observable Inputs        Unobservable Inputs
---------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Research Core Portfolio
Common Stock
Airlines                                    $            -              112,212                 $        -
Commercial Banks                                         -               71,907                          -
Oil Companies - Integrated                          86,404               88,535                          -
Real Estate Operating/Development                   51,094               26,200                          -
Toys                                                33,487               63,183                          -
All Other                                        5,206,628                    -                          -

Total Investments in Securities                  5,377,613              362,037                 $        -

Other Financial Instruments(a):
Janus Aspen Research Core Portfolio         $            -        $       8,607                 $        -
---------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio                                $   857,626

Janus Aspen Worldwide Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.9%
Aerospace and Defense - 0.1%
            16,595  TransDigm Group, Inc.*                                                                 $                 880,199
Agricultural Chemicals - 6.2%
           123,070  Intrepid Potash, Inc.*                                                                                 3,732,713
           206,627  Monsanto Co.                                                                                          14,757,300
           114,430  Mosaic Co.                                                                                             6,953,911
           200,204  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                23,894,347
                                                                                                                          49,338,271
Agricultural Operations - 1.8%
         7,228,810  Chaoda Modern Agriculture Holdings, Ltd.                                                               7,699,930
         5,145,000  China Green Holdings, Ltd.                                                                             6,480,951
                                                                                                                          14,180,881
Airlines - 0.2%
            54,077  Ryanair Holdings PLC (ADR)*                                                                            1,469,272
Apparel Manufacturers - 0.3%
           236,491  Burberry Group PLC                                                                                     2,563,807
Applications Software - 1.0%
           459,960  Nuance Communications, Inc.*                                                                           7,653,734
Brewery - 0.7%
           115,796  Anheuser-Busch InBev N.V.                                                                              5,832,258
Cable Television - 1.4%
             9,970  Jupiter Telecommunications Co., Ltd.                                                                  11,519,846
Chemicals - Specialty - 1.1%
         7,627,230  Huabao International Holdings, Ltd.                                                                    9,165,643
Commercial Services - 3.2%
         1,396,609  Aggreko PLC                                                                                           25,259,197
Commercial Services - Finance - 0.8%
            23,845  MasterCard, Inc. - Class A                                                                             6,056,630
Computer Aided Design - 0.5%
            91,361  ANSYS, Inc.*                                                                                           3,941,314
Computer Services - 0.8%
           146,025  Accenture, Ltd. - Class A (U.S. Shares)                                                                6,125,749
Computers - 4.1%
           110,873  Apple, Inc.*                                                                                          26,047,393
            89,046  Research In Motion, Ltd. (U.S. Shares)*                                                                6,584,952
                                                                                                                          32,632,345
Cosmetics and Toiletries - 1.1%
           123,475  Colgate Palmolive India, Ltd.                                                                          1,857,489
            82,170  Colgate-Palmolive Co.                                                                                  7,005,814
                                                                                                                           8,863,303
Distribution/Wholesale - 3.0%
         4,885,450  Li & Fung, Ltd.                                                                                       24,037,119
Diversified Banking Institutions - 4.7%
           585,900  Bank of America Corp.                                                                                 10,458,315
           124,011  Goldman Sachs Group, Inc.**                                                                           21,159,996
           141,520  JPMorgan Chase & Co.                                                                                   6,333,020
                                                                                                                          37,951,331
Diversified Minerals - 2.0%
           200,331  BHP Billiton, Ltd.                                                                                     8,011,108
           244,745  Cia Vale do Rio Doce (ADR)                                                                             7,878,342
                                                                                                                          15,889,450
Diversified Operations - 2.6%
         1,581,065  China Merchants Holdings International Co., Ltd.                                                       5,824,119
           133,253  Danaher Corp.                                                                                         10,648,247
           622,200  Investimentos Itau S.A.                                                                                4,263,514
                                                                                                                          20,735,880
Educational Software - 5.1%
           555,296  Blackboard, Inc.*                                                                                     23,133,631
         1,039,241  Educomp Solutions Ltd.                                                                                17,311,037
                                                                                                                          40,444,668
Electric - Distribution - 0.3%
           287,529  Equatorial Energia S.A.                                                                                2,529,932
Electric Products - Miscellaneous - 0.5%
            77,239  Bharat Heavy Electricals, Ltd.                                                                         4,113,420
Electronic Connectors - 0.5%
            87,745  Amphenol Corp. - Class A                                                                               3,701,962
Electronic Measuring Instruments - 0.2%
            50,243  FLIR Systems, Inc.*                                                                                    1,416,853
Enterprise Software/Services - 2.1%
           317,379  Autonomy Corp. PLC*                                                                                    8,778,763
           234,228  Aveva Group PLC                                                                                        4,211,392
           140,318  Temenos Group A.G.*                                                                                    4,133,264
                                                                                                                          17,123,419
Finance - Investment Bankers/Brokers - 0.5%
           216,190  Charles Schwab Corp.                                                                                   4,040,591
Finance - Mortgage Loan Banker - 2.3%
           307,032  Housing Development Finance Corp.                                                                     18,584,704
Finance - Other Services - 1.7%
           788,740  BM&F Bovespa S.A.                                                                                      5,342,576
            11,745  CME Group, Inc.                                                                                        3,712,712
           728,037  IG Group Holdings PLC                                                                                  4,442,874
                                                                                                                          13,498,162
Food - Dairy Products - 0.3%
            38,921  Nestle India, Ltd.                                                                                     2,320,304
Food - Wholesale/Distribution - 0.7%
         2,938,375  Olam International, Ltd.                                                                               5,441,435
Gold Mining - 0.9%
           138,321  Newmont Mining Corp.                                                                                   7,044,689
Hotels and Motels - 0.5%
         2,214,000  Shangri-La Asia, Ltd.                                                                                  4,345,873
Human Resources - 1.5%
         1,072,143  Capita Group PLC                                                                                      12,306,374
Industrial Gases - 0.5%
            45,525  Praxair, Inc.                                                                                          3,778,575
Investment Companies - 1.0%
         2,157,176  Man Group PLC                                                                                          7,904,441
Investment Management and Advisory Services - 0.9%
            44,935  Affiliated Managers Group, Inc.*                                                                       3,549,865
           736,500  GP Investments, Ltd. (BDR)*                                                                            3,604,810
                                                                                                                           7,154,675
Life and Health Insurance - 0.9%
           890,254  Prudential PLC                                                                                         7,395,483
Medical - Biomedical and Genetic - 6.0%
           112,640  Alexion Pharmaceuticals, Inc.*                                                                         6,124,237
           380,708  Celgene Corp.*,**                                                                                     23,588,667
           155,208  Gilead Sciences, Inc.**                                                                                7,058,860
           284,295  Vertex Pharmaceuticals, Inc.*                                                                         11,619,136
                                                                                                                          48,390,900
Medical - Drugs - 1.3%
            92,345  Novo Nordisk A/S                                                                                       7,166,749
            21,107  Roche Holding A.G.                                                                                     3,424,056
                                                                                                                          10,590,805
Medical Instruments - 1.0%
           190,591  St. Jude Medical, Inc.*                                                                                7,823,761
Medical Products - 0.2%
            28,900  Cochlear, Ltd.                                                                                         1,931,192
Multi-Line Insurance - 0.2%
            25,145  ACE, Ltd. (U.S. Shares)                                                                                1,315,084
Oil - Field Services - 1.8%
           273,751  AMEC PLC                                                                                               3,318,723
           594,186  Petrofac, Ltd.                                                                                        10,836,657
                                                                                                                          14,155,380
Oil Companies - Integrated - 0.8%
           157,776  Petroleo Brasileiro S.A. (U.S. Shares)                                                                 6,246,352
Oil Field Machinery and Equipment - 0.5%
           123,595  Dresser-Rand Group, Inc.*                                                                              3,883,355
Optical Supplies - 0.7%
            33,754  Alcon, Inc. (U.S. Shares)                                                                              5,453,296
Pipelines - 4.2%
           439,040  Energy Transfer Equity L.P.                                                                           14,813,209
           356,549  Enterprise GP Holdings L.P.                                                                           15,313,779
            62,247  Kinder Morgan Management LLC*                                                                          3,648,919
                                                                                                                          33,775,907
Power Converters and Power Supply Equipment - 0.4%
            62,243  Vestas Wind Systems A/S*                                                                               3,382,649
Printing - Commercial - 1.4%
           195,850  VistaPrint NV (U.S. Shares)*                                                                          11,212,413
Property and Casualty Insurance - 1.8%
           719,471  Admiral Group PLC                                                                                     14,409,725
Real Estate Management/Services - 0.8%
         3,997,806  Regus PLC                                                                                              6,763,399
Real Estate Operating/Development - 1.1%
         2,249,565  Hang Lung Properties, Ltd.                                                                             9,068,957
Reinsurance - 0.5%
            46,450  Berkshire Hathaway, Inc. - Class B*                                                                    3,774,992
Retail - Apparel and Shoe - 0.8%
            24,972  Hennes & Mauritz A.B. - Class B                                                                        1,622,960
            26,574  Inditex S.A.                                                                                           1,751,515
         1,222,500  Ports Design, Ltd.                                                                                     3,101,913
                                                                                                                           6,476,388
Retail - Drug Store - 0.0%
            40,081  China Nepstar Chain Drugstore Ltd.                                                                       290,587
Retail - Restaurants - 0.5%
         4,031,000  Ajisen China Holdings, Ltd.                                                                            3,982,196
Rubber/Plastic Products - 1.4%
           539,971  Jain Irrigation Systems Ltd.                                                                          11,554,826
Schools - 5.6%
           678,900  Anhanguera Educacional Participacoes S.A.*                                                             9,850,256
            66,660  Capella Education Co.*                                                                                 6,188,714
           464,940  Estacio Participacoes S.A.                                                                             5,649,904
           153,570  Grand Canyon Education, Inc.*                                                                          4,014,320
           368,100  Kroton Educacional S.A.                                                                                3,437,671
        33,392,075  Raffles Education Corp., Ltd.*                                                                         8,714,505
            27,655  Strayer Education, Inc.                                                                                6,734,546
                                                                                                                          44,589,916
Tobacco - 3.3%
           166,572  British American Tobacco PLC                                                                           5,740,943
             3,388  Japan Tobacco, Inc.                                                                                   12,613,929
           161,614  Philip Morris International, Inc.                                                                      8,429,786
                                                                                                                          26,784,658
Toys - 0.5%
            11,800  Nintendo Co., Ltd.                                                                                     3,951,428
Transportation - Services - 0.8%
            48,255  C.H. Robinson Worldwide, Inc.                                                                          2,695,042
           109,600  Expeditors International of Washington, Inc.                                                           4,046,432
                                                                                                                           6,741,474
Transportation - Truck - 0.6%
           263,952  DSV A/S                                                                                                4,717,705
Vitamins and Nutrition Products - 0.8%
           132,457  Herbalife, Ltd.                                                                                        6,108,917
Web Portals/Internet Service Providers - 0.5%
             7,050  Google, Inc. - Class A*                                                                                3,997,421
Wireless Equipment - 2.4%
            94,988  Crown Castle International Corp.*                                                                      3,631,391
           282,335  QUALCOMM, Inc.                                                                                        11,855,247
           108,770  SBA Communications Corp. - Class A*                                                                    3,923,334
                                                                                                                          19,409,972
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $621,356,127)                                                                                   768,025,444
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 2.0%
Enterprise Software/Services - 1.0%
$        4,850,000  Autonomy Corp. PLC                                                                                     8,281,470
Food - Wholesale/Distribution - 1.0%
         7,000,000  Olam International Ltd.                                                                                7,821,338
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $15,393,158)                                                                                  16,102,808
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.3%
Diversified Financial Services - 1.3%
           692,968  JP Morgan Chase & Co. - expires 10/28/18* (cost $7,449,406)                                           10,650,918
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.8%
         6,337,000  Janus Cash Liquidity Fund LLC, 0% (cost $6,337,000)                                                    6,337,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $650,535,691) - 100%                                                                       801,116,170
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2010 (unaudited)

Country                                            Value         % of Investment
                                                                      Securities
Australia                                   $   9,942,300                   1.2%
Belgium                                         5,832,258                   0.7%
Bermuda                                        50,736,309                   6.3%
Brazil                                         45,198,547                   5.6%
Canada                                         30,479,299                   3.8%
Cayman Islands                                 18,081,630                   2.3%
Denmark                                        15,267,103                   1.9%
Hong Kong                                      14,893,076                   1.9%
India                                          55,741,779                   7.0%
Ireland                                         7,595,021                   1.0%
Japan                                          28,085,204                   3.5%
Jersey                                         17,600,057                   2.2%
Netherlands                                    11,212,412                   1.4%
Singapore                                      21,977,279                   2.7%
Spain                                           1,751,515                   0.2%
Sweden                                          1,622,960                   0.2%
Switzerland                                    14,325,699                   1.8%
United Kingdom                                104,613,190                  13.1%
United States++                               346,160,532                  43.2%
--------------------------------------------------------------------------------
Total                                       $ 801,116,170                 100.0%

++ Includes Cash Equivalents (42.4% excluding Cash Equivalents).


Schedule of Written Options - Puts                                      Value
                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   944 contracts
                   exercise price JPY 90,000                        $   (75,734)

                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   1,929 contracts
                   exercise price JPY 90,000                           (155,514)

                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   1,952 contracts
                   exercise price JPY 90,000                           (158,895)

                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   2,414 contracts
                   exercise price JPY 90,000                           (194,142)

                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   2,893 contracts
                   exercise price JPY 90,000                           (233,231)

                   Jupiter Telecommunications Co., Ltd.
                   expires February 2011
                   5,444 contracts
                   exercise price JPY 90,000                           (435,683)
Total Written Options - Puts    (Premiums received $1,441,110)      $(1,253,199)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Portfolio's investments in securities and other financial instruments as of March 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2010)

                                    Level 1 - Quoted Prices            Level 2 - Other Significant        Level 3 - Significant
                                                                       Observable Instances               Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Aspen Worldwide Portfolio
Common Stock
Airlines                                              -                    1,469,272                                -
Diversified Minerals                          8,011,108                    7,878,342                                -
Investment Management
and Advisory Services                         3,549,865                    3,604,810                                -
Oil Companies - Integrated                            -                    6,246,352                                -
Retail - Drug Store                                   -                      290,587                                -
All Other                                   736,975,108                            -                                -

Corporate Bonds                                       -                   16,102,808                                -

Warrant                                               -                   10,650,918                                -

Money Market                                          -                    6,337,000                                -

Total Investments in Securities             748,536,081                   52,580,089                                -
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Portfolio                                                       Aggregate Value
-------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                                   $  28,432,409

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus Aspen Forty Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, Janus Aspen Janus Portfolio, Janus Aspen Overseas Portfolio, Janus Aspen Perkins Mid Cap Value Portfolio, Janus Aspen Research Core Portfolio and Janus Aspen Worldwide Portfolio (collectively, the "Portfolios" and individually, the "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust"), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust includes fourteen portfolios which include multiple series of shares, with differing investment objectives and policies. Each Portfolio in this report is classified as diversified, as defined in the 1940 Act except for Janus Aspen Forty Portfolio, which is classified as nondiversified. The Portfolios are no-load investments.

The following accounting policies have been consistently followed by the Portfolios and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Portfolios' Trustees.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolios may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolios may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Portfolios may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Portfolios invest in a derivative for speculative purposes, the Portfolios will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Portfolios may not use any derivative to gain exposure to an asset or class of assets prohibited by its investment restrictions from purchasing directly. The Portfolios' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolios to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and index risk.

Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased counterparty credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolios may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolios may require the counterparty to post collateral if the Portfolios have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Equity-Linked Structured Notes

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolios may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Portfolios are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Portfolios' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolios may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Portfolios may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Portfolios that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Portfolios may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Portfolios may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolios may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Portfolios may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Portfolios receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Portfolios may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Portfolios to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by having the counterparty post collateral to cover the Portfolios' exposure to the counterparty.

Holdings of the Portfolios designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Portfolios give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolios may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolios pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolios' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Portfolios may recognize due to written call options.

Written option activity for the three-month period ended March 31, 2010 is indicated in the tables below:

                                                          Number of     Premiums
Call Options                                              Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio

Options outstanding at December 31, 2009                        26   $    7,606

Options written                                                 --           --

Options closed                                                  --           --

Options expired                                                 --           --

Options exercised                                              (26)      (7,606)
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                           --   $       --
--------------------------------------------------------------------------------

                                                          Number of     Premiums
Call Options                                              Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio

Options outstanding at December 31, 2009                        --   $       --

Options written                                                910      148,023

Options closed                                                  --           --

Options expired                                                 --           --

Options exercised                                               --           --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                          910   $  148,023
--------------------------------------------------------------------------------

                                                          Number of     Premiums
Call Options                                              Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Janus Portfolio

Options outstanding at December 31, 2009                     2,346   $  115,587

Options written                                                 --           --

Options closed                                                  --           --

Options expired                                             (2,346)  - (115,587)

Options exercised                                               --           --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                           --   $       --
--------------------------------------------------------------------------------


                                                          Number of     Premiums
Put Options                                               Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Janus Portfolio

Options outstanding at December 31, 2009                        --   $       --

Options written                                                223      133,800

Options closed                                                  --           --

Options expired                                                 --           --

Options exercised                                               --           --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                          223   $  133,800
-------------------------------------------------------------------------------

                                                          Number of     Premiums
Put Options                                               Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio

Options outstanding at December 31, 2009                       764   $  176,846

Options written                                                577      152,453

Options closed                                                  --           --

Options expired                                               (451)     (58,313)

Options exercised                                               --           --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                          890   $  270,986
--------------------------------------------------------------------------------

                                                          Number of     Premiums
Put Options                                               Contracts     Received
--------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio

Options outstanding at December 31, 2009                        --   $       --

Options written                                             15,576    1,441,110

Options closed                                                  --           --

Options expired                                                 --           --

Options exercised                                               --           --
--------------------------------------------------------------------------------

Options outstanding at March 31, 2010                        15,576  $1,441,110
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, the Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Portfolios may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Portfolio's net assets, when combined with all other illiquid investments of a Portfolio. The Portfolios may use exotic options to the extent that they are consistent with the Portfolios' investment objectives and investment policies, and applicable regulations.

The Portfolios may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.


Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Portfolios are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Portfolio. If the other party to a swap defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Portfolios may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Portfolios' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by posting of collateral by the counterparty to the Portfolios to cover the Portfolios' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A portfolio investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Portfolios' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral to the Portfolios to cover the Portfolios' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Portfolios adopted the provisions for "Derivatives and Hedging", which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

Additional Investment Risk

The Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. Janus Aspen INTECH Risk-Managed Core Portfolio does not intend to invest in high-yield/high-risk bonds.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Portfolio expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Portfolio's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Portfolios generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Portfolios invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Portfolios may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Portfolios may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Portfolios utilize an independent third party to value individual bank loans on a daily basis.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Portfolio ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Portfolio. A Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Portfolio may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Portfolio's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Portfolios may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

Exchange-Traded Notes

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Portfolios' total returns. The Portfolios will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Portfolios invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolios' right to redeem their investment in an ETN, which is meant to be held until maturity. The Portfolios' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolios may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Portfolios may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Portfolios may be party to interfund lending agreements between the Portfolios and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing

Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Portfolios may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Portfolios' yield and the Portfolios' return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Portfolio's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Certain Portfolios, particularly Janus Aspen Flexible Bond Portfolio, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Portfolios sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolios will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the Portfolios.

The Portfolios' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Portfolios, maintained in a segregated account. To the extent that the Portfolios collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolios are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Portfolio, as applicable, are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Portfolios do not have the right to vote on securities while they are being lent; however, the Portfolios may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Deutsche Bank AG (the "Lending Agent") may also invest the cash collateral in investments in non-affiliated money market funds or accounts, mutually agreed to by the Portfolios and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Portfolios' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Portfolios no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Portfolios own or selling short a security that the Portfolios have the right to obtain for delivery at a specified date in the future. The Portfolios may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Portfolios do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Portfolios borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

The Portfolios, except Janus Aspen INTECH Risk-Managed Core Portfolio, may also engage in other short sales. The Portfolios may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Portfolios must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Portfolio's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Portfolios may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Portfolio sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Portfolios will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Portfolios are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Portfolios are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Portfolios pay stock loan fees on assets borrowed from the security broker.

The Portfolios may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Portfolios to similar risks. To the extent that the Portfolios enter into short derivative positions, the Portfolios may be exposed to risks similar to those associated with short sales, including the risk that the Portfolios' losses are theoretically unlimited.

When-Issued Securities

Certain Portfolios, particularly Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2010 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                        Federal Tax Cost        Unrealized           Unrealized              Net
                                                                        Appreciation        (Depreciation)       Appreciation/
                                                                                                                 (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                    $1,478,551,168        $286,463,108        $(28,404,906)         $258,058,202
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                   451,802,287          183,260,292          (24,772,579)         158,487,713
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                367,713,502           16,248,006           (106,793)            16,141,213
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                        848,146,390          384,606,587          (8,964,543)          375,642,044
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio          13,286,006           2,811,442            (842,032)            1,969,410
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio            101,170,124           30,868,761          (2,123,494)           28,745,267
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio             40,837,557           8,334,766           (2,810,709)           5,524,057
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen INTECH Risk-Managed Core                7,512,462            1,477,510            (130,069)            1,347,441
  Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                       2,157,665,319         449,959,728          (20,343,014)         429,616,714
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                    1,905,701,889         823,259,876         (218,026,435)         605,233,441
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value Portfolio        101,882,121           19,352,833          (2,320,303)           17,032,530
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio                 4,870,240            1,029,945            (160,536)             869,409
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                    640,783,770          123,834,688          (5,495,966)          118,338,722
------------------------------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of March 31, 2010 is as follows:

------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                        Federal Tax Cost         Unrealized           Unrealized             Net
                                                                        (Appreciation)        Depreciation      (Appreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio       $   (145,862)         $   (69,163)           $       -         $   (69,163)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio            (6,197,702)            (293,701)              93,866            (199,835)
------------------------------------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Portfolios may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolios may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Portfolios are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Portfolios' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolios' to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

During the three-month period ended March 31, 2010, the Portfolios recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                        Purchases             Sales          Dividend           Value
                                                       Shares/Cost         Shares/Cost        Income         at 3/31/10
Janus Cash Liquidity Fund LLC
Janus Aspen Balanced Portfolio                        $198,054,248       $(170,170,830)       $7,668         $37,184,000
Janus Aspen Enterprise Portfolio                       23,802,160         (21,272,000)         3,501         12,120,181
Janus Aspen Flexible Bond Portfolio                    71,568,139         (67,371,489)         2,591          9,052,000
Janus Aspen Forty Portfolio                            65,290,972         (120,817,255)       15,518         43,670,432
Janus Aspen Global Life Sciences Portfolio              1,041,011          (1,041,011)         7,668              -
Janus Aspen Global Technology Portfolio                10,723,923         (12,306,653)         2,591           277,272
Janus Aspen Growth and Income Portfolio                 1,387,583          (3,759,342)          279               -
Janus Aspen INTECH Risk-Managed Core Portfolio           704,005            (440,005)           12             327,000
Janus Aspen Janus Portfolio                            70,471,400         (75,885,000)        45,163         117,455,181
Janus Aspen Overseas Portfolio                         107,875,465        (112,782,194)        7,801         23,449,271
Janus Aspen Research Core Portfolio                      446,011            (501,011)           18                -
Janus Aspen Worldwide Portfolio                        73,527,305         (68,366,305)         1,619          6,337,000
                                                      $624,892,222        $654,713,095        $94,429       $249,872,337

Valuation Inputs Summary

In accordance with FASB guidance, the Portfolios utilize the "Fair Value Measurements and Disclosures" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Portfolios' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, ADRs, GDRs, warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2010 to value each Portfolio's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Portfolios adopted FASB Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures (Topic 820)" (the "Update"), effective March 31, 2010. This Update applies to Portfolios' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

----------------------------------------------------------------------------------
Portfolio                                      Transfers In       Transfers Out
                                            Level 1 to Level 2  Level 2 to Level 1

----------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                $        --          $   150,717,294
----------------------------------------------------------------------------------
Janus Aspen Enterprise Portfolio                       --               29,419,727
----------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                            --              147,511,193
----------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio             --                2,510,883
----------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                --               14,351,262
----------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                --                6,098,660
----------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                            --              310,363,041
----------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                         --            1,429,245,148
----------------------------------------------------------------------------------
Janus Aspen Research Core Portfolio                    --                  851,681
----------------------------------------------------------------------------------
Janus Aspen Worldwide Portfolio                        --              379,268,179
----------------------------------------------------------------------------------


Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the year and no factor was applied at the end of the period.

The Portfolios recognize transfers between the levels as of the beginning of the year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820)" (the "Update"). This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. Certain disclosures are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Portfolios adopted Accounting Standards Update 2010-06 on March 31, 2010, and it did not have a material impact on the Portfolios' financial statement disclosure.

Subsequent Events

A definitive proxy statement was filed on April 7, 2010 with the SEC that seeks shareholder approval on a number of proposals that will impact the Portfolios. The table below briefly summarizes the proposals shareholders are being asked to approve. A proxy statement describing each of these matters was sent to shareholders that held shares of the Portfolios as of March 17, 2010. Assuming shareholder approval, the proposals will become effective on or about July 1, 2010.

-------------------------------------------------------------------------------------------------------------
                    Portfolios Affected                                        Proposal(s)
-------------------------------------------------------------------------------------------------------------
All Portfolios                                               Board of Trustees elections
-------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                  Addition of performance-based fees as part of
                                                             the investment advisory fee structure
-------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Portfolio                                  Addition of performance-based fees as part of
                                                             the investment advisory fee structure
-------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas Portfolio                               Addition of performance-based fees as part of
                                                             the investment advisory fee structure
-------------------------------------------------------------------------------------------------------------

On December 11, 2009, the Board of Trustees of Janus Aspen Series approved a plan to liquidate and terminate Janus Aspen Global Life Sciences Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, and Janus Aspen Research Core Portfolio. Effective April 28, 2010, the Portfolios were no longer offered for sale. Certain Portfolios were liquidated on or about April 30, 2010.

In May 2009, in accordance with FASB guidance, the Portfolios adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 through May 19, 2010 and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.